UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	16.9
Fidelity Total Bond Fund	16.0
Western Asset Core Plus Bond Fund	7.6
Fidelity SAI U.S. Treasury Bond Index Fund	7.6
U.S. Treasury Obligations	6.9
Metropolitan West Total Return Bond Fund Class M	4.9
Prudential Total Return Bond Fund Class A	4.6
Western Asset Core Bond Fund Class I	4.6
Ginnie Mae	3.1
PIMCO Income Fund Institutional Class	3.0

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Corporate Bonds	7.6%
U.S. Government and U.S. Government Agency Obligations	15.1%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Securities	0.2%
Bank Loan Funds	0.4%
High Yield Fixed-Income Funds	0.2%
Intermediate-Term Bond Funds	67.6%
Long Government Bond Funds	0.8%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)*	(1.3)%
Intermediate Government Funds	7.7%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.4% 5/15/25	$455,000	$477,897
3.55% 6/1/24	3,131,000	3,290,880
3.6% 2/17/23	6,860,000	7,171,146
3.6% 7/15/25	1,170,000	1,233,022
3.8% 2/15/27	1,420,000	1,516,129
3.95% 1/15/25	1,275,000	1,370,045
4.3% 2/15/30	3,709,000	4,118,585
4.45% 4/1/24	2,192,000	2,385,296
4.5% 5/15/35	1,980,000	2,203,375
4.5% 3/9/48	20,190,000	22,037,906
4.55% 3/9/49	936,000	1,022,710
4.75% 5/15/46	41,715,000	46,643,552
4.8% 6/15/44	515,000	575,273
4.9% 6/15/42	7,000,000	7,918,291
5.15% 11/15/46	10,160,000	11,952,219
5.35% 9/1/40	59,000	70,277
6.2% 3/15/40	2,433,000	3,128,139
6.3% 1/15/38	2,523,000	3,266,769
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	74,427
British Telecommunications PLC 9.625% 12/15/30 (a)	575,000	880,521
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (b)	1,100,000	1,193,280
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,130,703
Level 3 Financing, Inc.:
5.125% 5/1/23	900,000	914,661
5.375% 1/15/24	900,000	915,750
SFR Group SA 7.375% 5/1/26 (b)	400,000	427,000
Telecom Italia SpA 5.303% 5/30/24 (b)	1,100,000	1,177,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	400,000	406,800
Verizon Communications, Inc.:
4.016% 12/3/29 (b)	971,000	1,096,741
4.5% 8/10/33	1,310,000	1,548,676
4.522% 9/15/48	911,000	1,097,080
4.862% 8/21/46	4,163,000	5,183,848
5.012% 4/15/49	3,858,000	4,931,825
		142,359,823
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,832,141
5.95% 4/1/41	1,495,000	2,080,327
The Walt Disney Co.:
1.85% 7/30/26	2,030,000	2,001,430
2.55% 2/15/22	335,000	341,016
2.75% 8/16/21	200,000	202,901
4.75% 9/15/44 (b)	2,080,000	2,726,964
4.95% 10/15/45 (b)	50,000	67,873
5.4% 10/1/43 (b)	515,000	716,096
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,457,808
5.85% 9/1/43	220,000	275,266
		12,701,822
Media - 0.4%
Altice Financing SA:
6.625% 2/15/23 (b)	400,000	412,500
7.5% 5/15/26 (b)	300,000	319,500
Cablevision Systems Corp. 5.875% 9/15/22	1,600,000	1,711,520
CBS Corp. 4.3% 2/15/21	270,000	275,992
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	1,200,000	1,212,000
5.75% 2/15/26 (b)	2,400,000	2,541,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,624,889
4.908% 7/23/25	7,565,000	8,360,714
5.375% 4/1/38	450,000	507,563
5.375% 5/1/47	29,049,000	32,261,450
5.75% 4/1/48	14,203,000	16,570,651
6.384% 10/23/35	2,985,000	3,643,669
6.484% 10/23/45	995,000	1,230,358
Comcast Corp.:
3.6% 3/1/24	1,495,000	1,593,258
3.9% 3/1/38	1,317,000	1,476,717
4.6% 8/15/45	5,366,000	6,488,458
4.65% 7/15/42	3,521,000	4,296,503
4.7% 10/15/48	930,000	1,163,596
CSC Holdings LLC 5.25% 6/1/24	1,600,000	1,712,000
Discovery Communications LLC:
3.5% 6/15/22	1,105,000	1,137,336
3.95% 6/15/25	710,000	746,153
5% 9/20/37	255,000	281,322
5.3% 5/15/49	150,000	171,603
DISH DBS Corp.:
5.875% 11/15/24	200,000	190,260
7.75% 7/1/26	200,000	196,500
Fox Corp.:
3.666% 1/25/22 (b)	986,000	1,022,057
4.03% 1/25/24 (b)	1,733,000	1,856,026
4.709% 1/25/29 (b)	2,509,000	2,906,362
5.476% 1/25/39 (b)	2,474,000	3,091,306
5.576% 1/25/49 (b)	1,641,000	2,135,124
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	1,200,000	1,206,000
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	1,500,000	1,526,250
4.625% 5/15/23 (b)	1,500,000	1,526,250
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,842,156
5.5% 9/1/41	2,591,000	2,817,829
5.875% 11/15/40	5,543,000	6,310,057
6.55% 5/1/37	8,522,000	10,317,884
7.3% 7/1/38	6,393,000	8,200,858
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	300,000	313,875
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	1,700,000	1,793,415
		161,990,961
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA:
5.125% 1/15/28 (b)	500,000	519,219
6.625% 10/15/26 (b)	600,000	656,438
Rogers Communications, Inc. 3% 3/15/23	150,000	154,282
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	200,000	209,000
T-Mobile U.S.A., Inc. 5.125% 4/15/25	500,000	520,910
		2,059,849

TOTAL COMMUNICATION SERVICES		319,112,455

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 6.375% 2/1/29	1,255,000	1,404,998
General Motors Co. 6.25% 10/2/43	1,780,000	2,001,601
General Motors Financial Co., Inc.:
3.7% 5/9/23	11,800,000	12,104,758
4% 1/15/25	1,675,000	1,724,103
4.25% 5/15/23	1,875,000	1,963,230
4.375% 9/25/21	7,321,000	7,582,185
		26,780,875
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	454,619
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	209,904
3.3% 7/15/56	190,000	214,223
Trustees of Boston University 4.061% 10/1/48	450,000	543,040
University of Pennsylvania Trustees 3.61% 2/15/2119	285,000	334,817
University of Southern California 3.841% 10/1/47	705,000	858,979
		2,615,582
Hotels, Restaurants & Leisure - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)	300,000	309,678
Aramark Services, Inc.:
4.75% 6/1/26	100,000	102,500
5% 4/1/25 (b)	300,000	309,945
5% 2/1/28 (b)	960,000	997,200
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	200,000	219,896
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	400,000	413,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	300,000	310,125
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,112,216
3.6% 4/15/24	660,000	696,955
McDonald's Corp. 4.7% 12/9/35	1,535,000	1,854,015
MCE Finance Ltd. 4.875% 6/6/25 (b)	300,000	297,580
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	2,300,000	2,512,750
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)	200,000	209,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	300,000	310,875
5.5% 3/1/25 (b)	300,000	316,500
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	300,000	296,156
5.5% 10/1/27 (b)	300,000	295,875
		10,564,766
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	10,168,125
5% 6/15/27	12,100,000	12,977,250
5.25% 6/1/26	2,920,000	3,179,150
Newell Brands, Inc. 4.2% 4/1/26	515,000	534,015
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	31,010,375
4.375% 4/15/23	5,000,000	5,212,500
4.875% 11/15/25	35,000	37,538
4.875% 3/15/27	7,917,000	8,589,945
5.625% 1/15/24	885,000	962,438
5.875% 2/15/22	12,000,000	12,765,000
		85,436,336
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,090,916
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	400,000	411,500
		1,502,416
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)	300,000	308,250
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,486,603
Specialty Retail - 0.0%
AutoZone, Inc. 3.75% 4/18/29	1,200,000	1,296,504
Lowe's Companies, Inc. 4.25% 9/15/44	305,000	333,387
The Home Depot, Inc.:
2.625% 6/1/22	260,000	266,233
3.75% 2/15/24	4,226,000	4,567,522
4.875% 2/15/44	625,000	815,325
5.875% 12/16/36	300,000	423,459
		7,702,430

TOTAL CONSUMER DISCRETIONARY		136,397,258

CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	12,330,000	13,239,227
4.7% 2/1/36	9,871,000	11,490,193
4.9% 2/1/46	12,306,000	14,636,937
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	6,987,000	8,179,684
5.45% 1/23/39	5,390,000	6,878,175
5.55% 1/23/49	14,627,000	19,268,265
5.8% 1/23/59 (Reg. S)	15,062,000	20,552,855
Constellation Brands, Inc.:
4.4% 11/15/25	480,000	532,615
4.75% 11/15/24	5,595,000	6,232,408
PepsiCo, Inc.:
2.75% 3/5/22	900,000	924,840
3.1% 7/17/22	260,000	269,156
3.6% 3/1/24	1,952,000	2,097,102
		104,301,457
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	400,000	401,000
Kroger Co. 2.65% 10/15/26	345,000	343,622
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,694,415
		3,439,037
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	300,000	307,500
Conagra Brands, Inc. 3.8% 10/22/21	1,514,000	1,557,662
H.J. Heinz Co.:
3% 6/1/26	2,365,000	2,326,032
4.375% 6/1/46	8,515,000	8,182,751
5% 7/15/35	190,000	203,592
5.2% 7/15/45	3,712,000	3,916,470
H.J. Heinz Finance Co. 7.125% 8/1/39 (b)	4,607,000	5,777,385
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,300,000	1,352,013
5.875% 7/15/24 (b)	1,300,000	1,334,125
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	270,000	286,200
Kraft Foods Group, Inc. 3.5% 6/6/22	7,550,000	7,728,631
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (b)	400,000	418,164
The J.M. Smucker Co. 3.5% 3/15/25	310,000	325,886
Tyson Foods, Inc.:
3.95% 8/15/24	450,000	484,108
4% 3/1/26	2,135,000	2,327,218
Unilever Capital Corp. 4.25% 2/10/21	375,000	387,095
		36,914,832
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,602,377
4% 1/31/24	1,380,000	1,473,913
BAT Capital Corp.:
3.222% 8/15/24	3,195,000	3,286,560
3.557% 8/15/27	770,000	789,098
Philip Morris International, Inc. 3.875% 8/21/42	530,000	544,342
Vector Group Ltd. 6.125% 2/1/25 (b)	800,000	784,000
		8,480,290

TOTAL CONSUMER STAPLES		153,135,616

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes A GE Co. LLC 4.08% 12/15/47	145,000	141,546
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,268,329
Halliburton Co.:
4.75% 8/1/43	445,000	477,192
6.7% 9/15/38	170,000	228,718
Summit Midstream Holdings LLC 5.75% 4/15/25	1,100,000	943,470
		3,059,255
Oil, Gas & Consumable Fuels - 1.2%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	8,388,768
Amerada Hess Corp.:
7.125% 3/15/33	1,335,000	1,676,524
7.3% 8/15/31	1,849,000	2,303,857
7.875% 10/1/29	5,583,000	7,105,859
Anadarko Finance Co. 7.5% 5/1/31	8,126,000	10,824,730
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,821,533
5.55% 3/15/26	6,913,000	7,830,287
6.45% 9/15/36	4,200,000	5,261,244
6.6% 3/15/46	6,475,000	8,633,683
6.95% 7/1/24	975,000	1,153,376
Apache Corp. 3.25% 4/15/22	110,000	112,028
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,314,909
Cenovus Energy, Inc.:
4.25% 4/15/27	6,718,000	7,015,300
5.25% 6/15/37	605,000	656,816
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,200,000	1,324,500
5.875% 3/31/25	1,200,000	1,338,000
7% 6/30/24	1,200,000	1,384,500
Chevron Corp.:
2.355% 12/5/22	840,000	854,724
2.566% 5/16/23	4,322,000	4,439,890
Citgo Holding, Inc. 9.25% 8/1/24 (b)	100,000	106,000
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,671,679
4.5% 6/1/25	1,418,000	1,538,587
Concho Resources, Inc.:
4.3% 8/15/28	415,000	451,267
4.875% 10/1/47	185,000	214,918
Conoco, Inc. 6.95% 4/15/29	425,000	585,613
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(c)	500,000	497,490
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,500,000	1,533,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	399,000	404,486
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,017,000	2,067,425
5.35% 3/15/20 (b)	2,258,000	2,285,096
5.85% 5/21/43 (a)(b)	7,892,000	7,004,150
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	17,846,325
5.375% 7/15/25	800,000	846,000
5.6% 4/1/44	3,773,000	3,556,053
Denbury Resources, Inc.:
7.75% 2/15/24 (b)	320,000	222,464
9.25% 3/31/22 (b)	30,000	25,200
Devon Energy Corp.:
5% 6/15/45	915,000	1,075,995
5.6% 7/15/41	175,000	214,769
Ecopetrol SA:
4.125% 1/16/25	520,000	545,025
5.875% 5/28/45	200,000	235,625
El Paso Corp. 6.5% 9/15/20	12,030,000	12,531,500
Enable Midstream Partners LP 3.9% 5/15/24 (a)	1,210,000	1,244,205
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,110,996
Enbridge, Inc.:
4% 10/1/23	3,799,000	4,021,499
4.25% 12/1/26	1,943,000	2,153,638
Encana Corp. 6.5% 8/15/34	1,165,000	1,423,218
Energy Transfer Partners LP:
4.2% 9/15/23	1,452,000	1,535,224
4.25% 3/15/23	1,373,000	1,442,045
4.5% 4/15/24	1,723,000	1,847,255
4.75% 1/15/26	1,935,000	2,116,131
4.95% 6/15/28	4,954,000	5,541,803
5.25% 4/15/29	2,803,000	3,210,844
5.8% 6/15/38	2,762,000	3,216,895
6% 6/15/48	1,799,000	2,145,649
6.25% 4/15/49	2,230,000	2,759,371
6.625% 10/15/36	900,000	1,104,105
Enterprise Products Operating LP:
3.125% 7/31/29	515,000	533,422
4.85% 3/15/44	2,500,000	2,912,358
EOG Resources, Inc.:
3.9% 4/1/35	205,000	230,436
4.1% 2/1/21	285,000	293,240
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,600,999
4.114% 3/1/46	705,000	855,813
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (b)	500,000	506,250
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	600,000	621,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	600,000	553,500
5.75% 10/1/25 (b)	295,000	275,088
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,900,000	1,969,014
4.15% 3/1/22	885,000	924,523
4.15% 2/1/24	300,000	319,260
Kinder Morgan, Inc. 5.55% 6/1/45	3,329,000	3,994,925
Magellan Midstream Partners LP:
3.95% 3/1/50	935,000	977,238
4.2% 10/3/47	570,000	610,591
4.25% 9/15/46	65,000	70,210
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	200,000	199,000
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,986,210
MPLX LP:
4.5% 7/15/23	1,235,000	1,317,847
4.5% 4/15/38	900,000	933,831
4.8% 2/15/29	2,380,000	2,647,411
4.875% 12/1/24	2,489,000	2,730,051
4.875% 6/1/25	625,000	690,049
5.5% 2/15/49	4,516,000	5,176,381
Nakilat, Inc. 6.067% 12/31/33 (b)	666,000	815,850
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,223,746
5.25% 11/15/43	295,000	334,444
6% 3/1/41	360,000	426,786
Occidental Petroleum Corp.:
2.6% 8/13/21	2,423,000	2,439,104
2.6% 4/15/22	2,105,000	2,114,205
2.7% 8/15/22	1,810,000	1,827,815
2.9% 8/15/24	5,981,000	6,036,933
3.125% 2/15/22	4,427,000	4,492,722
3.2% 8/15/26	805,000	813,328
3.5% 8/15/29	2,534,000	2,581,705
4.1% 2/1/21	670,000	683,885
4.3% 8/15/39	369,000	386,124
4.4% 8/15/49	369,000	384,876
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,091,889
6.65% 10/1/36	400,000	505,510
ONEOK, Inc.:
4.45% 9/1/49	960,000	971,591
4.95% 7/13/47	365,000	394,278
Parsley Energy LLC/Parsley 5.25% 8/15/25 (b)	700,000	710,500
Petro-Canada 6.8% 5/15/38	350,000	500,044
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	40,330,358
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	993,668
4.625% 9/21/23	7,965,000	7,983,668
4.875% 1/18/24	2,616,000	2,626,464
5.375% 3/13/22	2,525,000	2,581,813
6.375% 2/4/21	2,660,000	2,734,480
6.375% 1/23/45	25,158,000	23,188,602
6.5% 3/13/27	26,920,000	27,494,575
6.5% 6/2/41	59,945,000	55,766,834
6.75% 9/21/47	26,150,000	24,842,500
Phillips 66 Co. 4.875% 11/15/44	305,000	365,349
Phillips 66 Partners LP 3.75% 3/1/28	295,000	308,144
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,877,000	1,928,430
3.65% 6/1/22	10,550,000	10,843,030
QEP Resources, Inc. 5.25% 5/1/23	300,000	262,500
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,310,000	2,479,939
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	300,000	283,500
Schlumberger Investment SA 3.65% 12/1/23	210,000	222,008
SemGroup Corp. 6.375% 3/15/25	800,000	756,000
Shell International Finance BV:
3.25% 5/11/25	1,465,000	1,557,464
4.3% 9/22/19	145,000	145,144
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,564,749
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	625,000	681,057
5.4% 10/1/47	1,861,000	2,075,710
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	500,000	518,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	600,000	599,250
5.125% 2/1/25	900,000	922,500
5.875% 4/15/26	400,000	419,000
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,605,981
4.55% 6/24/24	12,246,000	13,263,335
Total Capital International SA:
2.7% 1/25/23	1,375,000	1,408,219
2.829% 1/10/30	800,000	827,715
Valero Energy Corp. 4% 4/1/29	820,000	875,017
Western Gas Partners LP:
4.65% 7/1/26	1,249,000	1,272,007
4.75% 8/15/28	1,465,000	1,483,864
5.3% 3/1/48	645,000	589,343
5.375% 6/1/21	4,846,000	5,010,792
Williams Partners LP:
3.6% 3/15/22	660,000	679,528
3.75% 6/15/27	1,385,000	1,445,539
4% 11/15/21	1,643,000	1,692,100
4.125% 11/15/20	394,000	400,593
4.3% 3/4/24	2,607,000	2,782,646
4.85% 3/1/48	100,000	109,403
4.9% 1/15/45	470,000	513,471
5.25% 3/15/20	150,000	152,228
		487,024,072

TOTAL ENERGY		490,083,327

FINANCIALS - 3.1%
Banks - 1.6%
Banco Santander SA 3.848% 4/12/23	800,000	836,006
Bank of America Corp.:
3.004% 12/20/23 (a)	10,921,000	11,207,637
3.3% 1/11/23	5,787,000	6,016,256
3.419% 12/20/28 (a)	12,988,000	13,706,574
3.5% 4/19/26	5,358,000	5,740,885
3.95% 4/21/25	14,568,000	15,554,332
3.97% 3/5/29 (a)	4,130,000	4,542,101
4% 4/1/24	2,115,000	2,287,530
4% 1/22/25	45,375,000	48,481,584
4.1% 7/24/23	13,989,000	15,030,620
4.2% 8/26/24	2,028,000	2,188,719
4.25% 10/22/26	10,727,000	11,710,493
4.45% 3/3/26	2,065,000	2,273,928
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 3.0076% 7/20/22 (a)(b)(c)	8,041,000	8,079,787
Barclays PLC:
2.75% 11/8/19	3,229,000	3,230,592
3.65% 3/16/25	925,000	942,261
3.932% 5/7/25 (a)	200,000	205,614
4.337% 1/10/28	2,595,000	2,734,774
4.375% 1/12/26	1,440,000	1,519,734
4.836% 5/9/28	6,667,000	6,920,783
4.972% 5/16/29 (a)	15,000,000	16,485,366
5.088% 6/20/30 (a)	9,938,000	10,323,226
5.2% 5/12/26	1,701,000	1,805,863
CIT Group, Inc.:
4.75% 2/16/24	2,480,000	2,666,000
5% 8/1/23	7,000,000	7,586,250
6.125% 3/9/28	4,840,000	5,771,700
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	51,451,210
3.2% 10/21/26	2,500,000	2,608,872
3.352% 4/24/25 (a)	6,698,000	6,998,003
3.4% 5/1/26	1,045,000	1,105,404
3.7% 1/12/26	3,940,000	4,245,750
4.05% 7/30/22	1,159,000	1,215,495
4.3% 11/20/26	2,129,000	2,323,452
4.4% 6/10/25	17,376,000	18,855,582
4.45% 9/29/27	3,875,000	4,264,413
4.5% 1/14/22	2,773,000	2,925,764
4.6% 3/9/26	2,235,000	2,459,749
4.75% 5/18/46	10,000,000	12,115,478
5.5% 9/13/25	8,267,000	9,474,978
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,716,957
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,115,000	3,251,523
4.3% 12/3/25	9,918,000	10,716,897
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	17,622,447
3.8% 9/15/22	10,230,000	10,676,174
3.8% 6/9/23	9,457,000	9,928,461
4.55% 4/17/26	5,384,000	5,965,761
Discover Bank 7% 4/15/20	3,143,000	3,230,833
Export-Import Bank of Korea 5.125% 6/29/20	800,000	819,808
Fifth Third Bancorp 8.25% 3/1/38	603,000	936,470
HSBC Holdings PLC:
3.973% 5/22/30 (a)	1,000,000	1,073,771
4.041% 3/13/28 (a)	1,780,000	1,898,746
4.25% 3/14/24	1,872,000	1,975,400
4.583% 6/19/29(a)	1,300,000	1,456,578
4.875% 1/14/22	4,645,000	4,925,859
Huntington Bancshares, Inc. 7% 12/15/20	404,000	428,104
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	27,505,000	28,192,859
5.71% 1/15/26 (b)	7,646,000	8,067,188
Japan Bank International Cooperation 3.25% 7/20/23	400,000	422,378
JPMorgan Chase & Co.:
2.95% 10/1/26	4,205,000	4,362,091
3.3% 4/1/26	1,125,000	1,186,291
3.509% 1/23/29 (a)	2,405,000	2,575,309
3.625% 5/13/24	2,860,000	3,058,815
3.797% 7/23/24 (a)	10,889,000	11,566,911
3.875% 9/10/24	10,030,000	10,723,173
3.882% 7/24/38 (a)	6,115,000	6,855,303
3.964% 11/15/48 (a)	1,945,000	2,238,926
4.125% 12/15/26	7,374,000	8,122,935
4.35% 8/15/21	4,947,000	5,162,047
4.625% 5/10/21	1,718,000	1,790,403
Lloyds Bank PLC 3.9% 3/12/24	300,000	314,283
Lloyds Banking Group PLC 4.375% 3/22/28	1,365,000	1,487,550
Peoples United Bank 4% 7/15/24	40,000	42,155
PNC Bank NA 3.25% 6/1/25	1,710,000	1,806,844
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	281,396
3.9% 4/29/24	375,000	404,117
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,337,619
Regions Bank 6.45% 6/26/37	2,533,000	3,391,389
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,137,975
Royal Bank of Scotland Group PLC:
4.269% 3/22/25 (a)	1,735,000	1,812,433
5.125% 5/28/24	21,274,000	22,514,270
6% 12/19/23	27,105,000	29,519,690
6.1% 6/10/23	29,526,000	32,021,853
6.125% 12/15/22	5,889,000	6,370,665
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	552,021
Societe Generale 4.25% 4/14/25 (b)	21,901,000	22,865,085
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	266,950
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	546,944
3.3% 5/15/26	965,000	1,008,689
Synchrony Bank 3% 6/15/22	5,477,000	5,576,418
U.S. Bancorp 2.625% 1/24/22	1,620,000	1,646,839
UniCredit SpA 6.572% 1/14/22 (b)	7,600,000	8,172,181
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,531,288
3% 2/19/25	5,975,000	6,190,729
4.125% 8/15/23	280,000	298,850
4.65% 11/4/44	1,385,000	1,663,963
Westpac Banking Corp. 4.11% 7/24/34 (a)	4,937,000	5,197,368
		665,800,747
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,985,850
Ares Capital Corp. 4.2% 6/10/24	12,032,000	12,489,666
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,443,815
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	10,118,334
5% 2/14/22	14,609,000	15,142,337
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,744,000	12,919,576
3.2% 2/23/23	5,700,000	5,889,159
3.625% 2/20/24	2,205,000	2,325,568
3.75% 5/22/25	3,095,000	3,300,280
3.75% 2/25/26	1,650,000	1,757,893
3.85% 7/8/24	1,900,000	2,028,116
4.223% 5/1/29 (a)	1,500,000	1,659,159
6.75% 10/1/37	50,999,000	69,873,418
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,783,015
3.75% 12/1/25	3,162,000	3,422,675
Moody's Corp.:
3.25% 1/15/28	2,897,000	3,054,871
4.875% 2/15/24	2,720,000	3,013,563
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 3.2076% 7/22/22 (a)(c)	3,691,000	3,716,536
3.125% 1/23/23	7,600,000	7,836,283
3.125% 7/27/26	37,616,000	39,076,681
3.7% 10/23/24	21,259,000	22,708,984
3.75% 2/25/23	3,725,000	3,918,210
3.772% 1/24/29 (a)	150,000	162,325
3.875% 4/29/24	4,200,000	4,508,595
3.875% 1/27/26	1,125,000	1,216,256
4% 7/23/25	4,125,000	4,468,556
4.1% 5/22/23	4,350,000	4,606,385
4.35% 9/8/26	1,520,000	1,664,377
4.431% 1/23/30 (a)	6,039,000	6,891,934
5% 11/24/25	41,781,000	47,141,618
5.75% 1/25/21	4,996,000	5,241,597
MSCI, Inc. 5.25% 11/15/24 (b)	1,000,000	1,038,200
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	793,488
		315,197,320
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	7,954,000	7,980,085
3.5% 5/26/22	1,949,000	2,002,194
4.125% 7/3/23	5,132,000	5,444,096
4.45% 12/16/21	4,011,000	4,167,858
4.45% 4/3/26	4,282,000	4,597,717
4.5% 5/15/21	1,455,000	1,500,967
4.875% 1/16/24	6,861,000	7,441,881
5% 10/1/21	2,185,000	2,291,185
Ally Financial, Inc.:
4.125% 2/13/22	1,700,000	1,763,750
5.125% 9/30/24	1,700,000	1,899,750
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,067,998
Capital One Financial Corp. 3.8% 1/31/28	5,513,000	5,877,579
Caterpillar Financial Services Corp. 1.931% 10/1/21	1,605,000	1,601,625
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,405,159
3.95% 11/6/24	2,567,000	2,736,491
4.1% 2/9/27	645,000	694,459
4.5% 1/30/26	6,463,000	7,137,892
5.2% 4/27/22	1,093,000	1,175,362
Ford Motor Credit Co. LLC:
3.35% 11/1/22	3,420,000	3,437,843
3.664% 9/8/24	1,275,000	1,274,499
5.085% 1/7/21	4,004,000	4,125,109
5.584% 3/18/24	8,575,000	9,221,740
5.596% 1/7/22	8,285,000	8,761,254
John Deere Capital Corp.:
2.65% 6/24/24	615,000	633,740
2.8% 1/27/23	585,000	601,742
2.8% 3/6/23	1,435,000	1,476,748
Navient Corp.:
6.625% 7/26/21	1,300,000	1,391,000
6.75% 6/15/26	350,000	374,500
7.25% 1/25/22	1,300,000	1,425,125
Springleaf Finance Corp. 6.875% 3/15/25	500,000	566,875
Synchrony Financial:
2.85% 7/25/22	2,029,000	2,056,379
3.75% 8/15/21	2,016,000	2,061,465
3.95% 12/1/27	8,719,000	9,038,861
4.25% 8/15/24	2,029,000	2,160,321
4.375% 3/19/24	3,130,000	3,343,356
5.15% 3/19/29	9,000,000	10,135,550
		123,872,155
Diversified Financial Services - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	5,100,000	5,480,258
4.7% 2/1/36	2,765,000	3,218,558
4.9% 2/1/46	145,000	173,249
Arch Capital Finance LLC 4.011% 12/15/26	1,970,000	2,169,174
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	3,055,000	3,098,687
3.95% 7/1/24 (b)	2,862,000	2,945,570
4.375% 5/1/26 (b)	3,477,000	3,610,169
5.25% 5/15/24 (b)	4,140,000	4,440,978
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,337,020
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,695,000	2,781,190
3.125% 3/15/26	1,615,000	1,712,075
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,694,632
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,706,000	6,082,391
4.125% 5/15/29	6,724,000	7,274,201
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,244,462
Cigna Corp.:
3.75% 7/15/23	6,229,000	6,548,287
4.125% 11/15/25	5,691,000	6,191,620
4.375% 10/15/28	7,774,000	8,692,895
4.8% 8/15/38	4,840,000	5,595,739
4.9% 12/15/48	4,836,000	5,722,877
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)	300,000	305,250
GE Capital International Funding Co. 4.418% 11/15/35	810,000	822,973
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	200,000	203,800
General Electric Capital Corp. 3.45% 5/15/24	920,000	933,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (b)	1,100,000	1,148,180
6.375% 12/15/25	1,100,000	1,164,625
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	900,000	931,140
5.5% 2/15/24 (b)	7,000,000	7,569,800
Pine Street Trust I:
4.572% 2/15/29 (b)	7,798,000	8,417,861
5.568% 2/15/49 (b)	7,800,000	8,923,668
Private Export Funding Corp. 3.55% 1/15/24	755,000	814,251
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	115,000	114,138
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	60,000	63,450
8.5% 8/15/27 (b)	60,000	64,500
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,550,386
		116,041,952
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,131,371
3.15% 3/15/25	1,615,000	1,707,519
American International Group, Inc.:
3.75% 7/10/25	2,360,000	2,513,638
4.125% 2/15/24	360,000	387,973
4.5% 7/16/44	1,930,000	2,206,342
4.875% 6/1/22	3,898,000	4,175,041
Aon Corp. 5% 9/30/20	540,000	556,262
CNA Financial Corp. 3.95% 5/15/24	1,400,000	1,488,250
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,847,000	2,102,133
Lincoln National Corp.:
3.05% 1/15/30	130,000	131,747
4.35% 3/1/48	165,000	185,481
6.3% 10/9/37	185,000	247,708
Markel Corp. 4.3% 11/1/47	525,000	571,567
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,203,804
4.375% 3/15/29	5,432,000	6,240,185
4.75% 3/15/39	2,493,000	3,121,069
4.8% 7/15/21	1,026,000	1,069,013
4.9% 3/15/49	4,960,000	6,439,528
MetLife, Inc. 4.368% 9/15/23 (a)	910,000	993,042
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (a)(b)(c)	31,400,000	31,423,603
Pricoa Global Funding I 5.375% 5/15/45 (a)	5,278,000	5,631,415
Prudential Financial, Inc. 4.5% 11/16/21	1,118,000	1,179,566
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,200,000	3,528,000
The Chubb Corp. 6% 5/11/37	300,000	424,798
Unum Group:
4% 6/15/29	5,961,000	6,262,632
5.625% 9/15/20	3,216,000	3,324,570
5.75% 8/15/42	2,238,000	2,778,840
		91,025,097
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (b)	600,000	622,500

TOTAL FINANCIALS		1,312,559,771

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	3,107,409
4.7% 5/14/45	1,785,000	1,928,895
4.875% 11/14/48	585,000	651,681
Amgen, Inc.:
2.6% 8/19/26	3,875,000	3,920,026
4.5% 3/15/20	1,500,000	1,517,629
Baxalta, Inc. 4% 6/23/25	579,000	627,418
Celgene Corp.:
3.625% 5/15/24	910,000	964,358
5% 8/15/45	510,000	649,142
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	202,069
3.65% 3/1/26	685,000	736,257
4.4% 12/1/21	1,120,000	1,174,699
4.5% 2/1/45	665,000	775,802
		16,255,385
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	508,138
2.9% 11/30/21	1,915,000	1,952,263
3.75% 11/30/26	687,000	755,966
4.9% 11/30/46	1,210,000	1,617,395
Becton, Dickinson & Co.:
2.404% 6/5/20	4,246,000	4,250,921
3.125% 11/8/21	1,050,000	1,069,388
3.7% 6/6/27	118,000	126,412
3.734% 12/15/24	855,000	909,826
Hologic, Inc. 4.375% 10/15/25 (b)	200,000	204,500
Stryker Corp.:
3.375% 5/15/24	335,000	353,079
3.375% 11/1/25	305,000	325,008
3.5% 3/15/26	675,000	725,116
Teleflex, Inc. 4.875% 6/1/26	1,000,000	1,053,460
		13,851,472
Health Care Providers & Services - 0.4%
Ascension Health:
3.945% 11/15/46	465,000	558,358
4.847% 11/15/53	250,000	343,843
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	413,595
4.625% 12/15/20	200,000	206,067
Childrens Hospital Corp. 4.115% 1/1/47	580,000	709,547
Cigna Holding Co.:
3.25% 4/15/25	1,080,000	1,117,147
4% 2/15/22	1,910,000	1,987,111
4.375% 12/15/20	305,000	311,507
Commonspirit Health 2.76% 10/1/24	950,000	964,782
CVS Health Corp.:
2.625% 8/15/24	1,021,000	1,026,851
3% 8/15/26	828,000	838,128
3.25% 8/15/29	2,198,000	2,227,738
3.875% 7/20/25	628,000	665,383
4.1% 3/25/25	29,063,000	31,092,540
4.3% 3/25/28	18,219,000	19,886,788
4.78% 3/25/38	7,828,000	8,778,024
5.05% 3/25/48	12,398,000	14,445,667
5.125% 7/20/45	125,000	145,296
5.3% 12/5/43	265,000	312,920
Duke University Health System, Inc. 3.92% 6/1/47	635,000	766,969
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,274,000	1,298,567
4.272% 8/28/23	4,020,000	4,210,566
4.9% 8/28/28	1,693,000	1,846,425
Express Scripts Holding Co. 4.5% 2/25/26	3,085,000	3,407,052
Hackensack Meridian Health 4.5% 7/1/57	385,000	492,458
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	220,374
5% 3/15/24	300,000	327,691
5.25% 6/15/26	900,000	1,015,886
5.375% 2/1/25	500,000	555,000
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,806,275
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	411,055
4.7% 2/1/45	830,000	943,424
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,066,883
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	178,338
5% 7/1/42	225,000	305,245
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	180,000	160,886
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	662,712
4.063% 8/1/56	540,000	652,001
NYU Hospitals Center 4.368% 7/1/47	810,000	975,345
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	802,279
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	113,499
5.75% 1/30/40	68,000	81,602
Sutter Health 4.091% 8/15/48	2,640,000	3,156,361
Tenet Healthcare Corp.:
4.375% 10/1/21	900,000	938,700
8.125% 4/1/22	900,000	969,660
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	477,288
Toledo Hospital:
5.325% 11/15/28	2,792,000	3,154,555
6.015% 11/15/48	9,884,000	12,466,989
UnitedHealth Group, Inc.:
4.25% 4/15/47	470,000	551,532
4.25% 6/15/48	1,050,000	1,230,594
4.7% 2/15/21	240,000	247,550
6.875% 2/15/38	700,000	1,056,171
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,300,000	1,361,165
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,683,788
3.3% 1/15/23	6,475,000	6,687,728
		143,313,905
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)	900,000	949,500
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)	100,000	106,990
Thermo Fisher Scientific, Inc.:
3.15% 1/15/23	365,000	376,067
4.15% 2/1/24	570,000	613,328
		1,096,385
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3.85% 6/15/24	560,000	591,377
4.55% 3/15/35	400,000	430,295
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	26,954,000	29,051,019
Bristol-Myers Squibb Co. 4.25% 10/26/49 (b)	1,295,000	1,557,693
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	726,049
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,470,032
Johnson & Johnson:
2.45% 3/1/26	45,000	46,428
3.625% 3/3/37	1,585,000	1,785,720
Merck & Co., Inc.:
2.4% 9/15/22	2,875,000	2,920,003
3.4% 3/7/29	1,525,000	1,679,080
Mylan NV:
3.15% 6/15/21	5,494,000	5,558,881
3.95% 6/15/26	2,804,000	2,917,735
5.2% 4/15/48	1,345,000	1,466,581
Novartis Capital Corp.:
2.4% 9/21/22	4,195,000	4,269,205
4% 11/20/45	1,340,000	1,594,419
Perrigo Finance PLC 3.5% 12/15/21	400,000	401,804
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	2,190,000	2,277,840
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,911,000	3,661,674
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (b)	1,300,000	1,373,008
Wyeth LLC 6.45% 2/1/24	3,255,000	3,854,843
Zoetis, Inc.:
3% 9/12/27	340,000	353,175
3.25% 2/1/23	5,975,000	6,179,834
		74,166,695

TOTAL HEALTH CARE		249,633,342

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	700,000	731,500
BWX Technologies, Inc. 5.375% 7/15/26 (b)	700,000	740,250
Embraer Netherlands Finance BV:
5.05% 6/15/25	178,000	194,966
5.4% 2/1/27	75,000	84,609
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,517,654
3.5% 5/15/25	1,905,000	2,050,589
Lockheed Martin Corp.:
2.9% 3/1/25	3,390,000	3,533,128
3.8% 3/1/45	485,000	550,398
4.25% 11/15/19	1,400,000	1,405,474
Northrop Grumman Corp. 4.75% 6/1/43	820,000	1,013,518
Rockwell Collins, Inc. 3.5% 3/15/27	1,525,000	1,642,403
The Boeing Co.:
2.25% 6/15/26	1,335,000	1,337,902
2.95% 2/1/30	2,080,000	2,159,418
3.1% 5/1/26	360,000	380,638
TransDigm, Inc.:
6.25% 3/15/26 (b)	850,000	916,921
6.5% 7/15/24	145,000	149,713
United Technologies Corp.:
2.8% 5/4/24	2,742,000	2,822,987
4.125% 11/16/28	490,000	560,708
		21,792,776
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	292,134
United Parcel Service, Inc.:
2.05% 4/1/21	150,000	150,141
3.125% 1/15/21	210,000	213,356
		655,631
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	248,134	261,756
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	473,580	492,050
Continental Airlines, Inc. 4.15% 4/11/24	775,156	821,356
Delta Air Lines, Inc.:
3.4% 4/19/21	1,105,000	1,120,213
3.625% 3/15/22	480,000	494,007
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	115,372	127,197
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	154,293	167,720
		3,484,299
Building Products - 0.0%
Johnson Controls International PLC 4.95% 7/2/64	197,000	213,500
Masco Corp. 4.45% 4/1/25	1,610,000	1,753,804
		1,967,304
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,246,923
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	300,000	303,000
Prime Security One MS, Inc. 4.875% 7/15/32 (b)	200,000	174,250
Waste Management, Inc.:
2.9% 9/15/22	375,000	384,647
3.45% 6/15/29	840,000	919,982
WMX Technologies, Inc. 4.6% 3/1/21	345,000	355,728
		3,384,530
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	600,000	626,712
5.875% 10/15/24	1,100,000	1,188,000
		1,814,712
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	117,825
Fortive Corp. 3.15% 6/15/26	275,000	281,629
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,393,741
Sensata Technologies BV 4.875% 10/15/23 (b)	800,000	839,280
		2,632,475
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	894,820
General Electric Co. 2.7% 10/9/22	1,170,000	1,162,388
		2,057,208
Machinery - 0.0%
Caterpillar, Inc. 2.6% 6/26/22	675,000	688,061
Pentair Finance SA 4.5% 7/1/29	670,000	706,666
Westinghouse Air Brake Co. 4.95% 9/15/28	430,000	480,036
Xylem, Inc.:
3.25% 11/1/26	225,000	233,206
4.875% 10/1/21	525,000	553,483
		2,661,452
Professional Services - 0.0%
IHS Markit Ltd. 4.125% 8/1/23	365,000	384,783
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	980,539
Canadian National Railway Co. 2.85% 12/15/21	600,000	609,546
CSX Corp.:
3.4% 8/1/24	1,200,000	1,273,773
6.15% 5/1/37	1,500,000	2,017,293
Union Pacific Corp.:
3.6% 9/15/37	640,000	684,257
4% 2/1/21	943,000	964,707
4.3% 6/15/42	325,000	373,344
		6,903,459
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	800,000	814,239
3.375% 6/1/21	2,750,000	2,795,446
3.75% 2/1/22	4,752,000	4,895,679
3.875% 4/1/21	2,900,000	2,967,060
4.25% 2/1/24	7,846,000	8,375,323
4.25% 9/15/24	3,212,000	3,453,001
4.75% 3/1/20	3,227,000	3,263,219
FLY Leasing Ltd. 5.25% 10/15/24	160,000	164,400
		26,728,367
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (a)	755,000	832,388

TOTAL INDUSTRIALS		75,299,384

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	724,462
2.9% 3/4/21	150,000	152,347
3% 6/15/22	310,000	320,493
		1,197,302
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	6,100,000	6,629,999
6.02% 6/15/26 (b)	2,112,000	2,383,599
TTM Technologies, Inc. 5.625% 10/1/25 (b)	500,000	487,500
		9,501,098
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	1,695,000	1,826,324
Global Payments, Inc. 2.65% 2/15/25	495,000	497,657
IBM Corp. 3.625% 2/12/24	3,565,000	3,800,902
MasterCard, Inc. 3.375% 4/1/24	870,000	929,093
		7,053,976
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (b)	400,000	412,000
Qorvo, Inc. 5.5% 7/15/26	600,000	640,512
		1,052,512
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27	500,000	516,620
Microsoft Corp.:
2.875% 2/6/24	3,890,000	4,073,073
3.7% 8/8/46	1,550,000	1,824,889
4.1% 2/6/37	1,930,000	2,327,020
Nuance Communications, Inc. 5.625% 12/15/26	600,000	632,250
Open Text Corp. 5.875% 6/1/26 (b)	500,000	534,350
Oracle Corp.:
1.9% 9/15/21	570,000	569,742
2.5% 10/15/22	1,855,000	1,888,329
2.65% 7/15/26	2,595,000	2,658,516
2.95% 5/15/25	2,085,000	2,182,620
4.125% 5/15/45	1,595,000	1,842,937
Symantec Corp. 5% 4/15/25 (b)	1,100,000	1,107,337
		20,157,683
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,134,269
2.85% 5/11/24	4,220,000	4,395,198
3.25% 2/23/26	6,465,000	6,922,548
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (a)	5,700,000	6,040,192
		19,492,207

TOTAL INFORMATION TECHNOLOGY		58,454,778

MATERIALS - 0.1%
Chemicals - 0.1%
DowDuPont, Inc. 4.493% 11/15/25	2,750,000	3,053,383
Eastman Chemical Co. 4.65% 10/15/44	485,000	529,451
Ecolab, Inc. 4.35% 12/8/21	245,000	257,591
LYB International Finance II BV 3.5% 3/2/27	130,000	134,231
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,962,689
6% 11/15/21	1,919,000	2,054,956
Nufarm Australia Ltd. 5.75% 4/30/26 (b)	400,000	377,000
Nutrien Ltd.:
4.2% 4/1/29	839,000	937,704
4.9% 6/1/43	825,000	941,912
5% 4/1/49	1,461,000	1,744,071
5.25% 1/15/45	180,000	216,337
OCI NV 6.625% 4/15/23 (b)	400,000	422,000
Olin Corp. 5.125% 9/15/27	700,000	719,250
Sherwin-Williams Co. 4.5% 6/1/47	210,000	239,041
The Chemours Co. LLC 7% 5/15/25	600,000	592,500
The Dow Chemical Co.:
3% 11/15/22	650,000	663,760
3.625% 5/15/26 (b)	2,815,000	2,960,852
4.125% 11/15/21	1,350,000	1,400,813
Valvoline, Inc. 4.375% 8/15/25	400,000	404,000
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)	600,000	648,000
		20,259,541
Construction Materials - 0.0%
Vulcan Materials Co. 4.5% 6/15/47	680,000	736,807
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	600,000	614,076
6% 2/15/25 (b)	145,000	151,434
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	600,000	622,500
International Paper Co.:
4.75% 2/15/22	882,000	932,305
5% 9/15/35	405,000	476,710
5.15% 5/15/46	116,000	134,188
OI European Group BV 4% 3/15/23 (b)	500,000	503,750
Rock-Tenn Co. 4.9% 3/1/22	185,000	196,208
		3,631,171
Metals & Mining - 0.0%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	6,803,000	6,957,156
4.125% 9/27/22 (b)	1,333,000	1,390,673
Barrick North America Finance LLC 5.75% 5/1/43	330,000	443,852
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,057,091
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,033,000	2,177,216
4.5% 8/1/47 (b)	1,715,000	2,014,589
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,215,000	1,315,996
Southern Copper Corp. 5.875% 4/23/45	455,000	559,508
		16,916,081
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)	200,000	210,000

TOTAL MATERIALS		41,753,600

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	852,155
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,240,305
4.5% 12/1/28	5,210,000	6,019,876
Camden Property Trust:
2.95% 12/15/22	954,000	978,235
4.25% 1/15/24	2,838,000	3,071,780
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,757,857
Corrections Corp. of America:
4.125% 4/1/20	100,000	99,750
4.625% 5/1/23	800,000	772,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	300,000	309,054
DDR Corp.:
3.625% 2/1/25	2,396,000	2,472,257
4.25% 2/1/26	5,582,000	5,951,829
4.625% 7/15/22	1,600,000	1,677,589
Duke Realty LP:
3.25% 6/30/26	805,000	841,120
3.625% 4/15/23	1,382,000	1,447,032
3.875% 10/15/22	2,108,000	2,209,647
4.375% 6/15/22	1,237,000	1,306,608
Equinix, Inc. 5.75% 1/1/25	900,000	938,250
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,335,145
HCP, Inc.:
3.25% 7/15/26	776,000	802,486
3.5% 7/15/29	887,000	936,670
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,292,611
Hudson Pacific Properties LP 4.65% 4/1/29	10,503,000	11,805,205
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,380,030
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,600,000	1,676,000
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	7,002,073
4.5% 1/15/25	2,793,000	2,952,852
4.5% 4/1/27	1,500,000	1,606,174
4.75% 1/15/28	7,569,000	8,242,580
4.95% 4/1/24	1,152,000	1,240,337
5.25% 1/15/26	5,841,000	6,463,753
Realty Income Corp. 3% 1/15/27	585,000	608,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	897,247
5% 12/15/23	626,000	663,537
SBA Communications Corp. 4.875% 9/1/24	200,000	207,000
Simon Property Group LP:
3.25% 11/30/26	1,070,000	1,131,917
3.375% 10/1/24	1,870,000	1,986,480
3.5% 9/1/25	55,000	58,585
3.75% 2/1/24	275,000	294,471
Store Capital Corp. 4.625% 3/15/29	2,475,000	2,749,690
Ventas Realty LP:
3% 1/15/30	5,819,000	5,857,915
3.125% 6/15/23	1,414,000	1,459,350
3.85% 4/1/27	1,050,000	1,126,056
4% 3/1/28	2,712,000	2,946,464
4.125% 1/15/26	1,628,000	1,764,487
Weingarten Realty Investors 3.375% 10/15/22	472,000	483,476
WP Carey, Inc.:
3.85% 7/15/29	1,725,000	1,831,555
4% 2/1/25	5,544,000	5,849,138
4.6% 4/1/24	7,436,000	7,998,046
		121,595,612
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,190,513
3.95% 11/15/27	5,608,000	5,912,520
4.1% 10/1/24	3,830,000	4,057,918
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	14,088,081
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,653,033
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,865,345
Howard Hughes Corp. 5.375% 3/15/25 (b)	400,000	412,000
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,232,702
3.375% 6/15/23	4,307,000	4,470,304
4.125% 6/15/22	1,061,000	1,111,521
4.75% 10/1/20	2,674,000	2,731,284
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,267,063
4.5% 4/18/22	644,000	646,878
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,400,171
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,859,475
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,465,033
3.75% 12/1/24	3,352,000	3,448,052
3.875% 12/1/23	1,492,000	1,546,011
3.875% 7/15/27	12,659,000	12,994,322
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)	300,000	316,125
		74,668,351

TOTAL REAL ESTATE		196,263,963

UTILITIES - 0.4%
Electric Utilities - 0.2%
AEP Transmission Co. LLC 4% 12/1/46	225,000	262,691
Alabama Power Co.:
3.75% 3/1/45	850,000	951,436
3.85% 12/1/42	250,000	281,383
4.1% 1/15/42	225,000	252,880
Appalachian Power Co. 3.3% 6/1/27	605,000	641,839
Arizona Public Service Co. 3.75% 5/15/46	390,000	426,437
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	492,888
CenterPoint Energy Houston Electric LLC:
2.25% 8/1/22	530,000	534,871
3.95% 3/1/48	750,000	875,151
4.25% 2/1/49	285,000	349,410
Commonwealth Edison Co.:
3.65% 6/15/46	765,000	850,890
3.7% 3/1/45	315,000	348,803
3.75% 8/15/47	250,000	282,952
4.6% 8/15/43	1,045,000	1,302,595
Dominion Energy South Carolina:
5.1% 6/1/65	370,000	503,292
5.45% 2/1/41	35,000	46,546
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,270,000	1,330,670
3.2% 8/15/49	725,000	748,755
4.25% 12/15/41	1,450,000	1,709,694
6.1% 6/1/37	775,000	1,085,513
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	8,875,000	9,471,051
6.4% 9/15/20 (b)	4,858,000	5,040,419
Entergy Corp. 5.125% 9/15/20	545,000	556,404
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	875,562
4% 3/15/33	445,000	516,457
4.05% 9/1/23	880,000	945,434
Exelon Corp. 3.497% 6/1/22 (a)	835,000	859,724
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,368,479
7.375% 11/15/31	10,940,000	15,686,958
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,235,316
Fortis, Inc. 3.055% 10/4/26	301,000	308,180
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,867,376
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,212,143
3.7% 9/1/24	2,644,000	2,766,213
LG&E and KU Energy LLC 3.75% 11/15/20	211,000	214,174
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	313,759
MidAmerican Energy Co.:
3.65% 8/1/48	620,000	694,906
3.95% 8/1/47	1,125,000	1,318,761
NextEra Energy Capital Holdings, Inc. 3.15% 4/1/24	2,655,000	2,765,622
Northern States Power Co. 6.25% 6/1/36	370,000	532,726
NRG Yield Operating LLC 5% 9/15/26	300,000	303,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	25,407	27,249
Ohio Power Co. 4% 6/1/49	555,000	646,908
PacifiCorp:
5.25% 6/15/35	1,375,000	1,732,254
5.75% 4/1/37	900,000	1,210,012
PPL Electric Utilities Corp.:
4.15% 10/1/45	630,000	740,091
6.25% 5/15/39	250,000	364,435
Public Service Co. of Colorado:
2.5% 3/15/23	645,000	651,484
3.2% 3/1/50	495,000	514,156
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	294,746
3.2% 5/15/29	785,000	845,542
3.6% 12/1/47	260,000	288,248
3.65% 9/1/42	125,000	138,196
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	386,949
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,804,685
4% 4/1/47	715,000	779,780
Southwestern Electric Power Co. 3.85% 2/1/48	660,000	719,907
Virginia Electric & Power Co.:
3.15% 1/15/26	15,000	15,816
6% 5/15/37	1,375,000	1,882,550
Vistra Operations Co. LLC 5.5% 9/1/26 (b)	1,700,000	1,785,000
Westar Energy, Inc. 4.125% 3/1/42	655,000	767,020
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	274,748
		97,001,886
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,052,769
4.4% 6/1/43	440,000	499,749
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	542,201
		2,094,719
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,695,000	12,542,888
Emera U.S. Finance LP:
2.7% 6/15/21	1,304,000	1,313,408
3.55% 6/15/26	1,770,000	1,868,060
NextEra Energy Partners LP 4.25% 9/15/24 (b)	300,000	311,100
NRG Energy, Inc. 6.625% 1/15/27	400,000	432,000
PSEG Power LLC 3% 6/15/21	1,075,000	1,088,120
TerraForm Power Operating LLC 5% 1/31/28 (b)	400,000	416,508
The AES Corp. 4.875% 5/15/23	700,000	709,625
		18,681,709
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.5% 3/15/49	600,000	761,361
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	355,455
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (a)(c)	6,307,000	5,897,045
3 month U.S. LIBOR + 2.825% 5.1549% 6/30/66 (a)(c)	924,000	873,180
DTE Energy Co. 3.8% 3/15/27	1,635,000	1,771,399
NiSource Finance Corp.:
4.8% 2/15/44	305,000	365,849
5.95% 6/15/41	640,000	855,197
NiSource, Inc. 2.95% 9/1/29	11,346,000	11,599,666
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	299,750
Puget Energy, Inc.:
3.65% 5/15/25	624,000	644,751
5.625% 7/15/22	4,555,000	4,897,627
6% 9/1/21	4,353,000	4,645,850
6.5% 12/15/20	1,405,000	1,477,148
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,077,735
3.75% 6/1/47	585,000	641,885
Sempra Energy 4% 2/1/48	390,000	423,557
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (a)(c)	1,012,000	855,859
		37,443,314

TOTAL UTILITIES		155,221,628

TOTAL NONCONVERTIBLE BONDS
(Cost $2,976,653,512)		3,187,915,122

U.S. Government and Government Agency Obligations - 6.9%
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
1.875% 9/24/26	$495,000	$507,335
2% 10/5/22	1,130,000	1,148,555
2.25% 4/12/22	1,350,000	1,376,771
2.375% 1/19/23	455,000	468,290
2.5% 2/5/24	665,000	695,776
2.875% 10/30/20	765,000	775,692
2.875% 9/12/23	670,000	707,336
6.25% 5/15/29	520,000	734,004
6.625% 11/15/30	670,000	998,641
Federal Home Loan Bank:
1.5% 8/15/24	1,770,000	1,773,726
2.625% 10/1/20	165,000	166,644
3% 10/12/21	2,320,000	2,389,852
3.25% 11/16/28	1,815,000	2,059,502
Freddie Mac:
1.5% 1/17/20	1,965,000	1,961,717
2.375% 2/16/21	2,785,000	2,816,025
6.25% 7/15/32	40,000	60,218
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,134,868
2.875% 2/1/27	1,320,000	1,419,900
5.25% 9/15/39	150,000	215,655
7.125% 5/1/30	460,000	690,557

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,101,064

U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.75% 8/15/47	14,430,000	16,864,499
2.875% 8/15/45	17,715,000	21,037,254
2.875% 11/15/46	7,015,000	8,371,690
2.875% 5/15/49	2,095,000	2,526,327
3% 11/15/44	2,555,000	3,090,652
3% 5/15/45	49,521,000	60,048,081
3.625% 8/15/43	36,230,000	48,076,927
3.75% 11/15/43	2,285,000	3,092,694
6.25% 8/15/23	11,080,000	13,130,233
7.25% 8/15/22	7,335,000	8,555,876
U.S. Treasury Notes:
1.125% 2/28/21	4,280,000	4,247,900
1.25% 8/31/24	4,305,000	4,275,908
1.375% 8/31/20	9,865,000	9,822,226
1.375% 4/30/21	20,690,000	20,614,029
1.375% 5/31/21	47,815,000	47,643,165
1.5% 8/15/22	7,425,000	7,439,792
1.625% 4/30/23	13,045,000	13,137,742
1.625% 8/15/29	98,885,000	100,009,045
1.75% 7/31/21	1,350,000	1,355,590
1.75% 9/30/22	22,235,000	22,446,059
1.75% 7/31/24	4,105,000	4,173,791
1.875% 4/30/22	57,915,000	58,537,134
1.875% 9/30/22	1,213,000	1,229,394
1.875% 7/31/26	7,805,000	8,020,857
2% 11/30/20	48,865,000	49,036,791
2% 2/15/25	23,205,000	23,903,869
2% 8/15/25	9,775,000	10,085,051
2% 11/15/26	192,301,000	199,504,776
2.125% 9/30/21	48,800,000	49,402,375
2.125% 6/30/22	26,595,000	27,107,161
2.125% 7/31/24	122,921,000	127,064,782
2.125% 5/15/25	35,440,000	36,777,306
2.25% 4/30/24	141,500,000	146,822,832
2.25% 11/15/25	1,700,000	1,780,816
2.25% 2/15/27	17,910,000	18,913,240
2.25% 11/15/27	56,810,000	60,194,189
2.375% 5/15/27	87,359,000	93,167,009
2.625% 11/15/20	47,515,000	48,021,703
2.625% 12/31/23	14,530,000	15,262,176
2.625% 3/31/25	109,290,000	116,257,238
2.625% 2/15/29	276,154,000	303,348,696
2.75% 6/30/25	336,603,000	361,203,947
2.875% 11/15/21	16,885,000	17,380,997
2.875% 11/30/25	522,754,000	567,147,252
2.875% 5/15/28	9,700,000	10,794,660
3.125% 11/15/28	114,900,000	130,864,816

TOTAL U.S. TREASURY OBLIGATIONS		2,901,788,547

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,751,250,013)		2,925,889,611

U.S. Government Agency - Mortgage Securities - 8.4%
Fannie Mae - 2.6%
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (a)(c)	8,215	8,565
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (a)(c)	183,373	192,121
12 month U.S. LIBOR + 1.900% 4.776% 7/1/37 (a)(c)	9,056	9,528
2% 8/1/31	1,388,656	1,391,790
2.5% 9/1/27 to 10/1/46	51,043,894	51,766,373
3% 2/1/27 to 1/1/47 (d)	281,441,487	290,307,863
3.5% 9/1/26 to 5/1/49 (d)(e)	246,137,893	257,868,539
4% 5/1/29 to 10/1/48	277,757,738	293,150,687
4.5% 6/1/24 to 2/1/49	89,591,026	95,974,341
5% 10/1/21 to 5/1/48	49,456,927	53,893,159
5.251% 8/1/41 (a)	399,175	435,131
5.5% 7/1/30 to 9/1/41	12,598,497	14,046,131
6% 3/1/22 to 1/1/42 (d)	16,864,586	19,098,474
6.5% 2/1/36	1,838	2,115
6.531% 2/1/39 (a)	434,318	469,443

TOTAL FANNIE MAE		1,078,614,260

Freddie Mac - 1.8%
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (a)(c)	6,952	7,216
2% 1/1/32	2,306,893	2,313,186
2.5% 3/1/28 to 2/1/43	33,497,821	34,024,455
3% 10/1/28 to 1/1/47	151,526,002	156,386,269
3.5% 8/1/26 to 5/1/49 (d)(e)	291,010,522	305,001,065
3.5% 8/1/47	12,330,627	12,921,648
4% 6/1/33 to 7/1/48	144,934,470	153,518,494
4.5% 7/1/25 to 4/1/49	61,305,347	65,454,695
5% 10/1/33 to 12/1/47	8,632,190	9,470,554
5.5% 3/1/34 to 6/1/41	5,018,104	5,560,472
6% 7/1/37 to 9/1/38	206,160	235,096
6.5% 9/1/39	608,642	703,500

TOTAL FREDDIE MAC		745,596,650

Ginnie Mae - 3.3%
3.5% 9/20/40 to 8/20/48	286,129,495	299,817,428
4.5% 5/15/39 to 6/20/48	92,903,931	98,687,632
5.5% 6/15/36 to 3/20/41	238,322	265,221
2.5% 12/20/46	1,164,983	1,186,361
3% 8/20/42 to 6/20/48	163,624,344	169,326,659
3% 9/1/49 (f)	12,650,000	13,044,827
3% 9/1/49 (f)	8,700,000	8,971,541
3% 9/1/49 (f)	3,800,000	3,918,604
3% 9/1/49 (f)	12,750,000	13,147,948
3% 9/1/49 (f)	8,200,000	8,455,935
3% 9/1/49 (f)	9,850,000	10,157,434
3% 9/1/49 (f)	16,500,000	17,014,991
3% 9/1/49 (f)	19,800,000	20,417,990
3% 9/1/49 (f)	6,700,000	6,909,118
3% 9/1/49 (f)	10,300,000	10,621,479
3% 9/1/49 (f)	5,200,000	5,362,300
3% 9/1/49 (f)	4,900,000	5,052,937
3% 9/1/49 (f)	5,500,000	5,671,664
3% 9/1/49 (f)	7,100,000	7,321,602
3% 9/1/49 (f)	6,000,000	6,187,270
3% 9/1/49 (f)	4,600,000	4,743,573
3% 9/1/49 (f)	10,900,000	11,240,206
3% 9/1/49 (f)	18,500,000	19,077,415
3% 9/1/49 (f)	22,300,000	22,996,019
3% 9/1/49 (f)	38,000,000	39,186,041
3% 9/1/49 (f)	4,600,000	4,743,573
3% 9/1/49 (f)	2,100,000	2,165,544
3% 9/1/49 (f)	1,500,000	1,546,817
3% 9/1/49 (f)	3,900,000	4,021,725
3% 9/1/49 (f)	4,200,000	4,331,089
3% 9/1/49 (f)	1,800,000	1,856,181
3% 9/1/49 (f)	1,300,000	1,340,575
3% 9/1/49 (f)	1,300,000	1,340,575
3% 9/1/49 (f)	1,800,000	1,856,181
3% 10/1/49 (f)	21,000,000	21,627,551
3% 10/1/49 (f)	24,500,000	25,232,143
3.5% 9/1/49 (f)	36,500,000	37,920,080
3.5% 9/1/49 (f)	43,700,000	45,400,205
3.5% 9/1/49 (f)	29,800,000	30,959,408
3.5% 9/1/49 (f)	35,700,000	37,088,955
3.5% 9/1/49 (f)	28,500,000	29,608,830
3.5% 9/1/49 (f)	23,700,000	24,622,079
3.5% 9/1/49 (f)	19,625,000	20,388,536
3.5% 9/1/49 (f)	23,475,000	24,388,325
3.5% 9/1/49 (f)	9,700,000	10,077,391
3.5% 9/1/49 (f)	10,500,000	10,908,516
3.5% 9/1/49 (f)	3,000,000	3,116,719
3.5% 9/1/49 (f)	11,300,000	11,739,641
3.5% 9/1/49 (f)	3,500,000	3,636,172
3.5% 9/1/49 (f)	15,500,000	16,103,048
3.5% 9/1/49 (f)	17,800,000	18,492,532
3.5% 9/1/49 (f)	5,700,000	5,921,766
3.5% 9/1/49 (f)	5,700,000	5,921,766
4% 5/20/40 to 5/20/49	177,684,811	188,665,365
5% 6/20/34 to 9/20/46	9,061,645	9,894,963

TOTAL GINNIE MAE		1,413,698,446

Uniform Mortgage Backed Securities - 0.7%
2.5% 9/1/34 (f)	21,350,000	21,641,895
3% 9/1/34 (f)	47,350,000	48,552,245
3% 9/1/34 (f)	12,250,000	12,561,035
3% 9/1/49 (f)	6,700,000	6,829,289
3% 9/1/49 (f)	2,200,000	2,242,453
3% 9/1/49 (f)	29,450,000	30,018,294
3% 9/1/49 (f)	7,700,000	7,848,586
3% 9/1/49 (f)	9,200,000	9,377,531
3% 9/1/49 (f)	10,600,000	10,804,547
3% 9/1/49 (f)	4,200,000	4,281,047
3% 9/1/49 (f)	2,500,000	2,548,242
3% 9/1/49 (f)	2,700,000	2,752,102
3% 9/1/49 (f)	2,700,000	2,752,102
3% 9/1/49 (f)	2,500,000	2,548,242
3.5% 9/1/49 (f)	8,800,000	9,042,687
3.5% 9/1/49 (f)	8,350,000	8,580,277
3.5% 9/1/49 (f)	7,250,000	7,449,941
3.5% 9/1/49 (f)	26,800,000	27,539,093
3.5% 9/1/49 (f)	5,800,000	5,959,953
3.5% 9/1/49 (f)	3,100,000	3,185,492
3.5% 9/1/49 (f)	7,600,000	7,809,594
3.5% 9/1/49 (f)	7,000,000	7,193,047
3.5% 9/1/49 (f)	7,000,000	7,193,047
3.5% 9/1/49 (f)	7,600,000	7,809,594
4% 9/1/49 (f)	11,500,000	11,937,814
4% 9/1/49 (f)	15,100,000	15,674,869
4% 9/1/49 (f)	26,600,000	27,612,683
4% 9/1/49 (f)	3,500,000	3,633,248
4% 9/1/49 (f)	1,500,000	1,557,106
4.5% 9/1/49 (f)	2,300,000	2,420,933

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		319,356,988

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,507,082,719)		3,557,266,344

Asset-Backed Securities - 0.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	$4,646,653	$4,697,264
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,672,249	5,709,814
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	8,486,000	8,486,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (a)(b)(c)	9,133,000	9,129,977
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.5053% 10/25/35 (a)(c)	2,120,705	2,113,244
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	9,167,776	9,513,479
Class AA, 2.487% 12/16/41 (b)	1,870,781	1,869,033
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)	178,072	177,979
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	8,640,968	8,819,401
Class B, 5.095% 4/15/39 (b)	2,963,754	3,027,583
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	7,852,227	8,048,514
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 0% 10/20/32 (a)(b)(c)(f)	5,957,000	5,957,000
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	4,370,000	4,367,391
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	810,090
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.4953% 10/25/37 (a)(b)(c)	2,896,483	2,927,032
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	737,368
Series 2018-A6 Class A6, 3.21% 12/7/24	2,400,000	2,518,017
Series 2018-A7 Class A7, 3.96% 10/13/30	2,200,000	2,543,601
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)	1,558,409	1,566,941
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (b)	10,339,590	10,437,019
Series 2019-P1 Class A, 2.94% 7/15/26 (b)	4,331,901	4,346,435
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.3953% 3/25/32 (a)(c)	4,144	4,383
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,250,295	4,339,424
Class A2II, 4.03% 11/20/47 (b)	7,184,040	7,493,959
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (a)(b)(c)	10,300,000	10,326,574
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	7,149,000	7,137,090
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (b)	2,181,081	2,185,920
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9703% 3/25/34 (a)(c)	318	299
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,435,000	6,098,567
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.6806% 5/25/26 (a)(c)	173,024	172,921
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	2,995,079	2,940,129
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.0294% 4/10/31 (a)(b)(c)	1,858,417	1,860,612
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.5853% 4/25/36 (a)(c)	919,530	919,000
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,832,569	4,006,139
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	3,915,737	3,958,458
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 2.4753% 10/25/35 (a)(c)	4,001,383	3,963,473
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (a)(b)(c)	3,469,000	3,467,200
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	8,529,000	8,524,011
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	7,784,000	7,782,614
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	4,086,322	4,259,127
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	1,774,820	1,783,709
Series 2018-3A Class A 3.5545% 11/25/28 (b)	6,312,672	6,297,717
Series 2019-1A Class A, 2.6513% 6/25/29 (b)	4,544,582	4,555,980
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 2.5653% 8/27/29 (a)(c)	580,557	580,586
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.896% 9/25/23 (a)(b)(c)	11,000,000	11,014,398
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6553% 9/25/35 (a)(c)	117,597	117,512
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (a)(b)(c)	8,530,000	8,525,488
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (b)	73,524	73,542
Series 2018-2A Class A, 3.35% 10/15/24 (b)	2,161,668	2,168,283
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.0053% 9/25/34 (a)(c)	3,983	3,877
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	8,333,149	8,585,415
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	7,075,287	7,384,455
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	6,225,143	6,424,320
Series 2019-1 Class A1, 3.75% 3/25/58 (b)	2,966,951	3,111,494
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (b)	2,419,811	2,428,295
Series 2019-2A Class A, 2.77% 10/15/25 (b)	3,485,000	3,486,644
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (a)(b)(c)	8,662,000	8,657,158
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	8,868,000	8,863,167
TOTAL ASSET-BACKED SECURITIES
(Cost $257,526,212)		261,305,122

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.406% 6/27/36 (a)(b)(c)	828,943	815,254
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	707,118	711,390
Series 2012-RR5 Class 8A5, 2.4715% 7/26/36 (a)(b)	145,757	143,533
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8126% 1/25/37 (a)(b)	184,462	187,492
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)	785,090	793,341
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.4664% 5/27/37 (a)(b)(c)	656,070	634,361
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	2,047,991	2,047,828
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.5823% 8/25/60 (a)(b)(c)	6,375,114	6,362,810
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.7234% 10/15/54 (a)(b)(c)	8,170,465	8,162,033
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4711% 6/21/36 (a)(b)(c)	302,184	300,785
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.9023% 12/22/69 (a)(b)(c)	4,749,733	4,763,071
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)	5,800,000	5,841,110
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.436% 2/25/37 (a)(c)	12,274	12,334
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/35 (a)(c)	12,819	12,825
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.6834% 7/15/58 (a)(b)(c)	10,927,000	10,924,771
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (a)(c)	1,725	1,678
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7853% 9/25/43 (a)(c)	2,875,566	2,894,797
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	759,946	758,933

TOTAL PRIVATE SPONSOR		45,368,346

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,436,305	1,428,930
Class GA, 1.75% 6/25/42	1,491,814	1,472,970
Series 2005-79 Class ZC, 5.9% 9/25/35	302,612	348,422
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.3998% 8/25/37 (a)(g)(h)	1,205,167	246,423
Series 2010-135 Class ZA, 4.5% 12/25/40	1,005,102	1,120,235
Series 2010-150 Class ZC, 4.75% 1/25/41	1,056,042	1,197,145
Series 2010-95 Class ZC, 5% 9/25/40	2,215,864	2,527,553
Series 2011-4 Class PZ, 5% 2/25/41	465,662	539,959
Series 2012-100 Class WI, 3% 9/25/27 (g)	784,067	61,541
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5048% 12/25/30 (a)(g)(h)	277,130	25,800
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4048% 6/25/41 (a)(g)(h)	356,307	40,703
Series 2013-133 Class IB, 3% 4/25/32 (g)	547,919	34,722
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9048% 1/25/44 (a)(g)(h)	287,047	46,975
Series 2013-51 Class GI, 3% 10/25/32 (g)	985,035	82,403
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,257,697	257,079
Series 2015-70 Class JC, 3% 10/25/45	997,858	1,036,897
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	668,010	134,448
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,120,167	1,113,924
sequential payer Series 3871 Class KB, 5.5% 6/15/41	818,615	953,831
Series 2017-4683 Class LM, 3% 5/15/47	1,365,949	1,387,433
Series 2933 Class ZM, 5.75% 2/15/35	601,929	707,208
Series 2996 Class ZD, 5.5% 6/15/35	410,587	477,956
Series 3237 Class C, 5.5% 11/15/36	599,165	683,740
Series 3955 Class YI, 3% 11/15/21 (g)	109,408	2,550
Series 3980 Class EP, 5% 1/15/42	3,810,065	4,171,234
Series 4055 Class BI, 3.5% 5/15/31 (g)	487,894	33,812
Series 4149 Class IO, 3% 1/15/33 (g)	458,988	51,060
Series 4314 Class AI, 5% 3/15/34 (g)	160,660	13,510
Series 4427 Class LI, 3.5% 2/15/34 (g)	884,713	76,332
Series 4471 Class PA 4% 12/15/40	963,721	990,698
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,022,065	1,101,297
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	3,417,938	3,681,724
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7595% 12/20/60 (a)(c)(i)	1,115,546	1,112,678
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.9295% 9/20/61 (a)(c)(i)	5,291,957	5,302,289
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.8995% 8/20/62 (a)(c)(i)	1,098,870	1,099,334
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (a)(c)(i)	29,596	29,680
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.9795% 8/20/63 (a)(c)(i)	3,318,299	3,326,522
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.6557% 12/20/40 (a)(h)	1,187,000	1,431,688
Series 2016-69 Class WA, 3% 2/20/46	889,332	907,261
Series 2017-134 Class BA, 2.5% 11/20/46	1,506,738	1,529,669
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	2,766,684	3,040,418
Series 2010-170 Class B, 4% 12/20/40	623,064	684,740
Series 2017-139 Class BA, 3% 9/20/47	8,806,894	8,937,017
Series 2010-116 Class QB, 4% 9/16/40	4,359,997	4,541,602
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.7526% 2/16/40 (a)(g)(h)	640,212	106,112
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.9279% 7/20/41 (a)(g)(h)	204,091	37,164
Series 2013-149 Class MA, 2.5% 5/20/40	3,229,061	3,296,549
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	1,470,748	1,469,595
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	1,208,376	1,207,593
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (a)(c)(i)	3,867,381	3,857,422

TOTAL U.S. GOVERNMENT AGENCY		67,965,847

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,495,974)		113,334,193

Commercial Mortgage Securities - 0.8%
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (b)	3,445,145	3,475,702
Series 2018-C2 Class A5, 4.314% 12/15/51	1,800,000	2,089,595
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.5453% 11/25/35 (a)(b)(c)	26,739	25,865
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.5353% 1/25/36 (a)(b)(c)	64,917	62,879
Class M1, 1 month U.S. LIBOR + 0.450% 2.5953% 1/25/36 (a)(b)(c)	20,954	20,196
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 2.4153% 12/25/36 (a)(b)(c)	167,859	160,841
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.4153% 3/25/37 (a)(b)(c)	40,536	38,222
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.4153% 7/25/37 (a)(b)(c)	117,679	111,949
Class A2, 1 month U.S. LIBOR + 0.320% 2.4653% 7/25/37 (a)(b)(c)	110,179	103,402
Class M1, 1 month U.S. LIBOR + 0.370% 2.5153% 7/25/37 (a)(b)(c)	37,502	34,691
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/37 (a)(b)(c)	41,064	38,720
Class M1, 1 month U.S. LIBOR + 0.310% 2.4553% 7/25/37 (a)(b)(c)	21,762	20,615
Class M2, 1 month U.S. LIBOR + 0.340% 2.4853% 7/25/37 (a)(b)(c)	23,276	21,867
Class M3, 1 month U.S. LIBOR + 0.370% 2.5153% 7/25/37 (a)(b)(c)	37,279	34,294
Class M4, 1 month U.S. LIBOR + 0.500% 2.6453% 7/25/37 (a)(b)(c)	58,852	54,994
Class M5, 1 month U.S. LIBOR + 0.600% 2.7453% 7/25/37 (a)(b)(c)	23,838	28,970
BBCMS Mortgage Trust sequential payer Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,118,243
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,831,666
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,339,000	7,345,369
Series 2019-B12 Class XA, 1.207% 8/15/52 (a)(g)	40,200,000	3,135,254
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.2828% 9/15/37 (a)(b)(c)	1,724,036	1,715,386
Class B, 1 month U.S. LIBOR + 1.325% 3.5201% 9/15/37 (a)(b)(c)	4,446,198	4,437,065
Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (a)(b)(c)	2,530,703	2,530,932
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (a)(b)(c)	3,148,604	3,157,477
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.4951% 4/15/34 (a)(b)(c)	4,464,000	4,463,990
Class C, 1 month U.S. LIBOR + 1.600% 3.7951% 4/15/34 (a)(b)(c)	2,952,000	2,952,005
Class D, 1 month U.S. LIBOR + 1.900% 4.0951% 4/15/34 (a)(b)(c)	3,099,000	3,108,700
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (a)(b)(c)	7,100,000	7,099,987
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,618,938
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (a)(b)(c)	14,057,000	14,056,972
Class B, 1 month U.S. LIBOR + 1.500% 3.6951% 6/15/34 (a)(b)(c)	2,119,000	2,119,004
Class C, 1 month U.S. LIBOR + 1.750% 3.9451% 6/15/34 (a)(b)(c)	2,394,000	2,394,004
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,209,796
Series 2015-GC29 Class XA, 1.2411% 4/10/48 (a)(g)	37,210,084	1,624,350
Series 2015-GC33 Class XA, 1.0759% 9/10/58 (a)(g)	19,349,752	844,911
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,876,665
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,675,582
Series 2016-P6 Class XA, 0.9461% 12/10/49 (a)(g)	17,508,217	641,557
Series 2018-C6 Class A4, 4.412% 11/10/51	1,419,000	1,661,962
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,761,887
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	4,031,909
Series 2014-CR17 Class XA, 1.1456% 5/10/47 (a)(g)	19,540,046	765,620
Series 2014-CR19 Class XA, 1.2328% 8/10/47 (a)(g)	23,703,189	1,006,094
Series 2014-CR20 Class XA, 1.2084% 11/10/47 (a)(g)	18,550,325	839,152
Series 2014-LC17 Class XA, 0.9977% 10/10/47 (a)(g)	43,870,660	1,331,514
Series 2014-UBS4 Class XA, 1.2659% 8/10/47 (a)(g)	20,884,317	938,817
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,192,798
Class XA, 1.0841% 12/10/47 (a)(g)	11,626,587	424,872
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,649,092
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,602,037
Series 2015-DC1 Class XA, 1.2533% 2/10/48 (a)(g)	30,653,497	1,206,218
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,040,921
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.0751% 12/15/31 (a)(b)(c)	2,583,000	2,582,996
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (a)(b)(c)	6,600,000	6,604,142
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,008,000	5,370,513
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,651,399
Class C, 4.9414% 4/15/36 (a)(b)	1,033,000	1,100,853
Class D, 4.9414% 4/15/36 (a)(b)	2,066,000	2,166,739
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,960,674
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,700,000	4,318,353
Fannie Mae Series 2017-M1 Class A2, 2.496% 10/25/26 (a)	2,300,000	2,365,315
Freddie Mac:
sequential payer Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,329,324
Series K076:
Class A2, 3.9% 4/25/28	4,800,000	5,483,234
Class AM, 3.9% 4/25/28	2,125,000	2,414,022
Series K077 Class AM, 3.85% 5/25/28	660,000	747,896
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.6451% 9/15/31 (a)(b)(c)	10,575,000	10,549,412
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.2851% 10/15/31 (a)(b)(c)	4,013,000	4,010,200
sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,035,561
Series 2015-GC32 Class A4, 3.764% 7/10/48	9,400,000	10,246,937
Series 2013-GC12 Class XA, 1.5598% 6/10/46 (a)(g)	5,492,314	238,746
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,104,846
Series 2015-GC34 Class XA, 1.4773% 10/10/48 (a)(g)	6,091,650	379,814
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,101,910
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	5,967,901
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	9,000,000	9,704,133
Series 2014-C19 Class XA, 0.9299% 4/15/47 (a)(g)	3,521,319	80,680
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,050,797
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 6.0038% 2/12/49 (a)(j)	21,071	5,900
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,907,910
Class CFX, 4.9498% 7/5/33 (b)	919,000	992,515
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,529,097
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	2,071,685
Class XAFX, 1.2948% 7/5/33 (a)(b)(g)	10,000,000	408,265
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	1,637,170	1,659,932
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	4,080,627
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,999,516
Class XA, 1.2557% 10/15/48 (a)(g)	10,962,231	556,731
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,393,950
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,526,752
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 8/15/33 (a)(b)(c)	7,150,000	7,114,162
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (a)(b)(c)	3,470,000	3,472,158
Series 2011-C3 Class AJ, 5.2925% 7/15/49 (a)(b)	4,200,000	4,405,876
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,233,714
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,150,491
Series 2018-H4 Class A4, 4.31% 12/15/51	12,588,000	14,661,123
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	4,272,021	4,302,306
Class B, 4.181% 11/15/34 (b)	1,796,900	1,826,200
Class C, 5.205% 11/15/34 (b)	1,260,550	1,291,589
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (a)(b)(c)	4,236,772	4,243,384
Class B, 1 month U.S. LIBOR + 1.550% 3.7451% 3/15/36 (a)(b)(c)	3,800,000	3,814,255
Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (a)(b)(c)	8,731,000	8,766,479
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,928,559
Series 2017-C7 Class XA, 1.2152% 12/15/50 (a)(g)	17,648,029	1,180,343
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,566,677
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,813,940
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,665,925
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.9909% 4/10/46 (a)(b)(c)	5,423,000	5,487,679
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	6,200,000	6,533,811
Series 2015-C31 Class XA, 1.1774% 11/15/48 (a)(g)	7,294,060	379,397
Series 2017-C42 Class XA, 1.039% 12/15/50 (a)(g)	35,744,017	2,225,701
Series 2018-C46 Class XA, 1.1126% 8/15/51 (a)(g)	13,129,415	791,479
Series 2018-C48 Class A5, 4.302% 1/15/52	7,543,000	8,739,972
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.9174% 6/15/46 (a)(b)(c)	5,434,833	5,439,451
Series 2014-C24 Class XA, 1.0046% 11/15/47 (a)(g)	6,829,795	224,909
Series 2014-C25 Class A5, 3.631% 11/15/47	6,087,000	6,543,454
Series 2014-LC14 Class XA, 1.397% 3/15/47 (a)(g)	10,271,275	433,717
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $329,092,347)		342,669,576

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,470,000	5,691,737
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	992,515
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,180,598
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	70,645
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	100,493
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	6,685,091	7,037,328
5.1% 6/1/33	22,090,000	24,039,222
Series 2010-1, 6.63% 2/1/35	3,845,000	4,579,856
Series 2010-3:
6.725% 4/1/35	2,510,000	2,979,822
7.35% 7/1/35	4,655,000	5,667,044
Series 2010-5, 6.2% 7/1/21	958,000	1,004,415
Series 2013, 3.6% 12/1/19	2,105,000	2,108,661
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	272,413
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	71,140
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	212,352
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,540,000	2,541,647
Series 2010 A, 7.102% 1/1/41	1,675,000	2,691,055
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	38,503
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,180,539
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	365,000	487,144
Series 2011 A, 4.8% 6/1/11	1,528,000	2,151,592
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	509,683
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	993,675
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	85,478
TOTAL MUNICIPAL SECURITIES
(Cost $59,950,041)		66,687,557

Foreign Government and Government Agency Obligations - 0.0%
Colombian Republic 5% 6/15/45	$965,000	$1,166,685
Indonesian Republic:
3.4% 9/18/29	1,170,000	1,233,253
3.5% 1/11/28	1,405,000	1,473,055
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	208,625
4% 6/30/22	1,700,000	1,799,433
Panamanian Republic 4.5% 4/16/50	400,000	497,500
Province of Quebec yankee 7.125% 2/9/24	1,110,000	1,355,088
United Mexican States 4.75% 3/8/44	2,700,000	2,986,875
Uruguay Republic:
4.975% 4/20/55	455,000	560,361
5.1% 6/18/50	1,250,000	1,555,078
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,953,350)		12,835,953

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,621,010
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,487,859
3.1% 6/4/20	6,744,000	6,779,513
3.45% 7/27/26	435,000	454,548
4.682% 8/9/28 (a)	3,503,000	3,674,997
8.7% 11/18/19	357,000	361,292
KeyBank NA 3.9% 4/13/29	2,005,000	2,211,079
SunTrust Bank 4.05% 11/3/25	595,000	653,178
Synchrony Bank 3.65% 5/24/21	5,843,000	5,962,170
U.S. Bank NA 2.65% 5/23/22	1,500,000	1,528,944
TOTAL BANK NOTES
(Cost $32,886,646)		33,734,590
	Shares	Value

Fixed-Income Funds - 76.8%
Bank Loan Funds - 0.4%
Eaton Vance Floating-Rate Fund - Advisers Class	20,607,993	$181,762,494
High Yield Fixed-Income Funds - 0.2%
Stone Harbor Emerging Markets Debt Fund	8,212,098	81,710,374
Inflation-Protected Bond Funds - 0.1%
Fidelity Inflation-Protected Bond Index Fund (k)	4,405,044	45,416,007
Intermediate Government Funds - 7.7%
Fidelity SAI U.S. Treasury Bond Index Fund (k)	310,453,653	3,213,195,313
iShares 3-7 Year Treasury Bond ETF (l)	5,100	651,525

TOTAL INTERMEDIATE GOVERNMENT FUNDS		3,213,846,838

Intermediate-Term Bond Funds - 67.6%
Baird Short-Term Bond Fund - Institutional Class	49,979,301	583,258,443
DoubleLine Total Return Bond Fund Class N	111,509,014	1,205,412,437
Fidelity SAI Total Bond Fund (k)	627,649,527	6,753,508,912
Fidelity Sustainability Bond Index Fund (k)	2,317,026	24,815,348
Fidelity U.S. Bond Index Fund (k)	9,977,284	120,525,591
iShares Core U.S. Aggregate Bond ETF	4,531	517,123
John Hancock Bond Fund Class A	7,670,171	125,560,697
JPMorgan Core Plus Bond Fund Class A	12,342,591	106,022,861
Metropolitan West Total Return Bond Fund Class M	186,257,240	2,076,768,224
PIMCO Income Fund Institutional Class	105,289,455	1,253,997,404
PIMCO Mortgage Opportunities Fund Institutional Class	78,211,099	854,847,307
PIMCO Total Return Fund Institutional Class	670,306,273	7,091,840,347
Prudential Total Return Bond Fund Class A	129,183,228	1,955,834,078
Voya Intermediate Bond Fund Class I	106,874,926	1,124,324,225
Western Asset Core Bond Fund Class I	148,180,747	1,953,022,248
Western Asset Core Plus Bond Fund Class I	265,273,269	3,217,764,758

TOTAL INTERMEDIATE-TERM BOND FUNDS		28,448,020,003

Long Government Bond Funds - 0.8%
iShares 20+ Year Treasury Bond ETF	2,365,470	348,386,422
TOTAL FIXED-INCOME FUNDS
(Cost $31,013,831,683)		32,319,142,138
	Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (a)(m)	300,000	301,553
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (a)(m)	12,927,000	12,961,399
Barclays Bank PLC 7.625% 11/21/22	27,412,000	30,806,749
Barclays PLC 7.875% (Reg. S) (a)(m)	290,000	306,400
Royal Bank of Scotland Group PLC 7.5% (a)(m)	300,000	308,622
Wells Fargo & Co. 5.9% (a)(m)	700,000	756,052
		45,139,222
TOTAL PREFERRED SECURITIES
(Cost $46,141,557)		45,440,775
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.13% (n)	108,005,110	108,026,711
Fidelity Securities Lending Cash Central Fund 2.13% (n)(o)	626,337	626,400
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87%(p)	40,648,261	40,648,261
TOTAL MONEY MARKET FUNDS
(Cost $149,297,121)		149,301,372

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	34,000,000	$974,031
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	43,000,000	648,731
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	35,787
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	31,702
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	79,000,000	1,215,797
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	20,405
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	56,250

TOTAL PUT OPTIONS			2,982,703

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	34,000,000	1,013,335
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	43,000,000	2,175,760
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	466,397
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	380,023
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	79,000,000	3,960,517
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	257,898
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	812,667

TOTAL CALL OPTIONS			9,066,597

TOTAL PURCHASED SWAPTIONS
(Cost $9,636,296)			12,049,300
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $41,257,797,471)			43,027,571,653
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(939,905,152)
NET ASSETS - 100%			$42,087,666,501

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 9/1/49	$(6,300,000)	$(6,496,633)
3% 9/1/49	(24,500,000)	(25,264,683)
3% 9/1/49	(21,000,000)	(21,655,444)
3.5% 9/1/49	(1,000,000)	(1,038,906)
3.5% 9/1/49	(8,200,000)	(8,519,032)
3.5% 9/1/49	(7,450,000)	(7,739,852)
3.5% 9/1/49	(4,850,000)	(5,038,696)
3.5% 9/1/49	(8,000,000)	(8,311,250)
3.5% 9/1/49	(5,200,000)	(5,402,313)
3.5% 9/1/49	(4,650,000)	(4,830,914)
3.5% 9/1/49	(2,950,000)	(3,064,774)
3.5% 9/1/49	(2,550,000)	(2,649,211)
3.5% 9/1/49	(2,550,000)	(2,649,211)

TOTAL GINNIE MAE		(102,660,919)

Uniform Mortgage Backed Securities
2.5% 9/1/34	(200,000)	(202,734)
3.5% 9/1/49	(51,300,000)	(52,714,757)
3.5% 9/1/49	(1,500,000)	(1,541,367)
4% 9/1/49	(6,000,000)	(6,228,425)
4% 9/1/49	(26,600,000)	(27,612,683)
4% 9/1/49	(26,600,000)	(27,612,683)
4% 10/1/49	(3,500,000)	(3,636,392)
4% 10/1/49	(1,500,000)	(1,558,454)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(121,107,495)

TOTAL TBA SALE COMMITMENTS
(Proceeds $223,472,287)		$(223,768,414)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.507% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000,000	$(15,672)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(321,502)

TOTAL PUT SWAPTIONS			(337,174)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.507% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/8/19	2,000,000	(41,078)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(730,032)

TOTAL CALL SWAPTIONS			(771,110)

TOTAL WRITTEN SWAPTIONS			$(1,108,284)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	97	Dec. 2019	$12,776,719	$6,621	$6,621
CBOT 2-Year U.S. Treasury Note Contracts (United States)	462	Dec. 2019	99,846,141	(55,046)	(55,046)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	597	Dec. 2019	71,626,008	(54,162)	(54,162)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	99	Dec. 2019	16,359,750	(93,026)	(93,026)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	482	Dec. 2019	69,618,875	(192,976)	(192,976)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	69	Dec. 2019	13,623,188	30,035	30,035
TOTAL FUTURES CONTRACTS					$(358,554)

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$4,369,000	$(13,956)	$(31,130)	$(45,086)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,010,000	(3,226)	(1,148)	(4,374)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,400,000	(10,861)	6,730	(4,131)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,900,000	(15,653)	10,149	(5,504)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	5,441,000	(17,381)	(38,769)	(56,150)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	9,000,000	(28,750)	(31,550)	(60,300)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	6,000,000	(19,166)	(943)	(20,109)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,560,000	(11,372)	(24,096)	(35,468)

TOTAL CREDIT DEFAULT SWAPS						$(120,365)	$(110,757)	$(231,122)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$21,345,000	$(11,873)	$0	$(11,873)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2029	10,310,000	(19,289)	0	(19,289)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	9,760,000	16,248	0	16,248
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	26,935,000	30,935	0	30,935

TOTAL INTEREST RATE SWAPS							$16,021	$0	$16,021

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $736,468,558 or 1.7% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,716,539.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $750,695.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Level 3 security

 (k) Affiliated Fund

 (l) Security or a portion of the security is on loan at period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,944,358
Fidelity Securities Lending Cash Central Fund	16,435
Total	$1,960,793

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$225,416,281	$40,157,395	$225,213,669	$157,855	$811,219	$4,244,781	$45,416,007
Fidelity SAI Total Bond Fund	6,465,621,313	109,674,635	188,302,114	109,673,614	4,135,877	362,379,201	6,753,508,912
Fidelity SAI U.S. Treasury Bond Index Fund	1,277,017,459	2,297,798,998	550,153,318	30,358,745	5,653,021	182,879,153	3,213,195,313
Fidelity Sustainability Bond Index Fund	23,027,435	338,947	--	338,951	--	1,448,966	24,815,348
Fidelity U.S. Bond Index Fund	193,744,006	187,569,072	276,141,596	3,625,719	8,067,328	7,286,781	120,525,591
Total	$8,184,826,494	$2,635,539,047	$1,239,810,697	$144,154,884	$18,667,445	$558,238,882	$10,157,461,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,187,915,122	$--	$3,187,915,122	$--
U.S. Government and Government Agency Obligations	2,925,889,611	--	2,925,889,611	--
U.S. Government Agency - Mortgage Securities	3,557,266,344	--	3,557,266,344	--
Asset-Backed Securities	261,305,122	--	261,305,122	--
Collateralized Mortgage Obligations	113,334,193	--	113,334,193	--
Commercial Mortgage Securities	342,669,576	--	342,663,676	5,900
Municipal Securities	66,687,557	--	66,687,557	--
Foreign Government and Government Agency Obligations	12,835,953	--	12,835,953	--
Bank Notes	33,734,590	--	33,734,590	--
Fixed-Income Funds	32,319,142,138	32,319,142,138	--	--
Preferred Securities	45,440,775	--	45,440,775	--
Money Market Funds	149,301,372	149,301,372	--	--
Purchased Swaptions	12,049,300	--	12,049,300	--
Total Investments in Securities:	$43,027,571,653	$32,468,443,510	$10,559,122,243	$5,900
Derivative Instruments:
Assets
Futures Contracts	$36,656	$36,656	$--	$--
Swaps	47,183	--	47,183	--
Total Assets	$83,839	$36,656	$47,183	$--
Liabilities
Futures Contracts	$(395,210)	$(395,210)	$--	$--
Swaps	(151,527)	--	(151,527)	--
Written Swaptions	(1,108,284)	--	(1,108,284)	--
Total Liabilities	$(1,655,021)	$(395,210)	$(1,259,811)	$--
Total Derivative Instruments:	$(1,571,182)	$(358,554)	$(1,212,628)	$--
Other Financial Instruments:
TBA Sale Commitments	$(223,768,414)	$--	$(223,768,414)	$--
Total Other Financial Instruments:	$(223,768,414)	$--	$(223,768,414)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(120,365)
Total Credit Risk	0	(120,365)
Interest Rate Risk
Futures Contracts(b)	36,656	(395,210)
Purchased Swaptions(c)	12,049,300	0
Swaps(d)	47,183	(31,162)
Written Swaptions(e)	0	(1,108,284)
Total Interest Rate Risk	12,133,139	(1,534,656)
Total Value of Derivatives	$12,133,139	$(1,655,021)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $613,200) — See accompanying schedule: Unaffiliated issuers (cost $31,667,585,952)	$32,761,457,371
Fidelity Central Funds (cost $108,648,860)	108,653,111
Other affiliated issuers (cost $9,481,562,659)	10,157,461,171
Total Investment in Securities (cost $41,257,797,471)		$43,027,571,653
Cash		690,135
Receivable for investments sold		38,788,716
Receivable for premium on written options		1,003,601
Receivable for TBA sale commitments		223,472,287
Receivable for fund shares sold		12,997,833
Dividends receivable		2,542,437
Interest receivable		62,957,145
Distributions receivable from Fidelity Central Funds		159,470
Prepaid expenses		90,971
Other receivables		396,396
Total assets		43,370,670,644
Liabilities
Payable for investments purchased
Regular delivery	$62,097,691
Delayed delivery	967,697,166
TBA sale commitments, at value	223,768,414
Payable for fund shares redeemed	23,271,149
Distributions payable	2,494,810
Bi-lateral OTC swaps, at value	120,365
Accrued management fee	802,705
Payable for daily variation margin on futures contracts	197,575
Payable for daily variation margin on centrally cleared OTC swaps	28,312
Written options, at value (premium receivable $1,003,601)	1,108,284
Other payables and accrued expenses	791,272
Collateral on securities loaned	626,400
Total liabilities		1,283,004,143
Net Assets		$42,087,666,501
Net Assets consist of:
Paid in capital		$40,665,885,219
Total distributable earnings (loss)		1,421,781,282
Net Assets, for 3,827,382,414 shares outstanding		$42,087,666,501
Net Asset Value, offering price and redemption price per share ($42,087,666,501 ÷ 3,827,382,414 shares)		$11.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$381,342,853
Affiliated issuers		144,154,883
Interest		152,858,787
Income from Fidelity Central Funds (including $16,435 from security lending)		1,960,793
Total income		680,317,316
Expenses
Management fee	$56,376,259
Accounting and security lending fees	762,473
Custodian fees and expenses	88,289
Independent trustees' fees and expenses	221,860
Registration fees	352,504
Audit	43,656
Legal	81,525
Miscellaneous	201,412
Total expenses before reductions	58,127,978
Expense reductions	(51,128,323)
Total expenses after reductions		6,999,655
Net investment income (loss)		673,317,661
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,508,907
Fidelity Central Funds	(8,263)
Other affiliated issuers	18,667,445
Futures contracts	(10,623,174)
Swaps	(585,484)
Written options	(379,112)
Total net realized gain (loss)		108,580,319
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,634,458,928
Affiliated issuers	558,238,882
Futures contracts	(422,761)
Swaps	104,063
Written options	(104,683)
Delayed delivery commitments	(1,138,623)
Total change in net unrealized appreciation (depreciation)		2,191,135,806
Net gain (loss)		2,299,716,125
Net increase (decrease) in net assets resulting from operations		$2,973,033,786

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$673,317,661	$1,179,353,603
Net realized gain (loss)	108,580,319	(443,383,172)
Change in net unrealized appreciation (depreciation)	2,191,135,806	395,454,319
Net increase (decrease) in net assets resulting from operations	2,973,033,786	1,131,424,750
Distributions to shareholders	(623,295,970)	(1,143,156,839)
Share transactions
Proceeds from sales of shares	4,972,841,205	9,961,531,357
Reinvestment of distributions	613,280,788	1,141,595,515
Cost of shares redeemed	(3,880,846,853)	(8,764,885,562)
Net increase (decrease) in net assets resulting from share transactions	1,705,275,140	2,338,241,310
Total increase (decrease) in net assets	4,055,012,956	2,326,509,221
Net Assets
Beginning of period	38,032,653,545	35,706,144,324
End of period	$42,087,666,501	$38,032,653,545
Other Information
Shares
Sold	471,210,829	965,172,695
Issued in reinvestment of distributions	57,260,055	110,799,972
Redeemed	(364,243,182)	(852,168,708)
Net increase (decrease)	164,227,702	223,803,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.38	$10.50	$10.40	$10.78	$10.61
Income from Investment Operations
Net investment income (loss)B	.175	.324	.270	.300	.316	.315
Net realized and unrealized gain (loss)	.607	(.009)	(.106)	.174	(.366)	.177
Total from investment operations	.782	.315	.164	.474	(.050)	.492
Distributions from net investment income	(.162)	(.309)	(.270)	(.297)	(.322)	(.313)
Distributions from net realized gain	–	(.006)	(.014)	(.077)	(.008)	(.009)
Total distributions	(.162)	(.315)	(.284)	(.374)	(.330)	(.322)
Net asset value, end of period	$11.00	$10.38	$10.38	$10.50	$10.40	$10.78
Total ReturnC,D	7.59%	3.10%	1.54%	4.60%	(.45)%	4.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.30%	.31%	.31%	.31%	.32%
Expenses net of fee waivers, if any	.03%G	.05%	.06%	.06%	.06%	.07%
Expenses net of all reductions	.03%G	.05%	.06%	.06%	.06%	.07%
Net investment income (loss)	3.27%G	3.15%	2.55%	2.84%	3.00%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$42,087,667	$38,032,654	$35,706,144	$30,150,207	$26,817,412	$19,529,276
Portfolio turnover rateH	66%G	78%	45%	52%	69%	120%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $396,396 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,023,344,645
Gross unrealized depreciation	(253,093,698)
Net unrealized appreciation (depreciation)	$1,770,250,947
Tax cost	$41,256,346,241

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(71,743,359)
Long-term	(427,336,866)
Total capital loss carryforward	$(499,080,225)

At the prior fiscal period end, the Fund was required to defer approximately $893,261 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(141,487)	$88,042
Interest Rate Risk
Futures Contracts	(10,623,174)	(422,761)
Purchased Options	1,580,006	2,413,004
Written Options	(379,112)	(104,683)
Swaps	(443,997)	16,021
Total Interest Rate Risk	(9,866,277)	1,901,581
Totals	$(10,007,764)	$1,989,623

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,411,241,322 and $3,384,868,462, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and PGIM, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of less than 0.005%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of the fund's interest in Fidelity Total Bond Fund in exchange for investments and cash, valued at $6,386,899,397, and non-taxable exchanges of those investments for shares of Fidelity SAI Total Bond Fund. The Fund had a net realized loss of $291,139,992 on the redemption of Fidelity Total Bond Fund shares.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53,324 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $51,122,198.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,125 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI U.S. Treasury Bond Index Fund	45%
Fidelity Sustainability Bond Index Fund	32%
Fidelity SAI Total Bond Fund	48%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.03%	$1,000.00	$1,075.90	$.16
Hypothetical-C		$1,000.00	$1,024.99	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

SSC-SANN-1019
1.912889.109

Strategic Advisers® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity Emerging Markets Fund	7.8
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.1
iShares MSCI China ETF	3.3
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.1
Tencent Holdings Ltd.	3.1
Samsung Electronics Co. Ltd.	2.9
Alibaba Group Holding Ltd. sponsored ADR	2.8
Invesco Oppenheimer Developing Markets Fund Class R6	2.6
Aberdeen Emerging Markets Fund Institutional Service Class	2.2
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0
34.9

Top Five Market Sectors as of August 31, 2019

(stocks only)	% of fund's net assets
Financials	17.1
Information Technology	11.0
Communication Services	9.9
Consumer Discretionary	9.8
Consumer Staples	5.5

Geographic Diversification (% of fund's net assets)

As of August 31, 2019
United States of America*	39.1%
Cayman Islands	10.7%
China	7.1%
Korea (South)	7.5%
Brazil	5.5%
Taiwan	5.6%
India	5.3%
Russia	2.9%
South Africa	2.6%
Other	13.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Common Stocks	59.2%
Preferred Stocks	2.2%
Diversifed Emerging Markets Funds	27.3%
Other	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.2%
	Shares	Value
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.7%
China Telecom Corp. Ltd. (H Shares)	13,872,000	$6,198,701
China Unicom Ltd.	1,634,000	1,623,346
Hellenic Telecommunications Organization SA	94,354	1,258,915
HKBN Ltd.	263,500	472,104
HKT Trust/HKT Ltd. unit	219,000	342,108
KT Corp.	54,291	1,212,172
LG Telecom Ltd.	668,055	7,285,705
Magyar Telekom PLC	28,408	39,870
PT Telekomunikasi Indonesia Tbk Series B	24,847,183	7,812,245
Qatar Telecom (Qtel) Q.S.C. (a)	62,110	119,385
Telecom Egypt SAE	297,066	241,422
Telkom SA Ltd.	1,192,970	6,261,053
Turk Telekomunikasyon A/S (a)	717,003	652,212
		33,519,238
Entertainment - 0.5%
CD Projekt RED SA	131,834	8,378,613
Changyou.com Ltd. (A Shares) ADR	15,523	89,102
Gamania Digital Entertainment Co. Ltd.	59,000	115,070
Gravity Co. Ltd. ADR (a)	498	14,930
IGG, Inc.	103,376	69,887
International Games Systems Co. Ltd.	52,000	627,426
NetEase, Inc. ADR	51,043	13,015,965
NHN Entertainment Corp. (a)	2,843	142,578
		22,453,571
Interactive Media & Services - 4.0%
58.com, Inc. ADR (a)	38,125	2,050,744
AfreecaTV Co. Ltd.	4,701	236,145
Autohome, Inc. ADR Class A (a)(b)	64,708	5,639,949
Baidu.com, Inc. sponsored ADR (a)	41,300	4,314,611
Mail.Ru Group Ltd. GDR (Reg. S) (a)	308,293	6,868,768
NAVER Corp.	37,022	4,481,082
Tencent Holdings Ltd.	3,578,589	147,743,955
Yandex NV Series A (a)	380,326	14,110,095
YY, Inc. ADR (a)	50,455	2,883,503
		188,328,852
Media - 0.0%
Cheil Worldwide, Inc.	21,770	474,841
Cyfrowy Polsat SA	28,793	210,477
Hyundai HCN	146,658	452,566
INNOCEAN Worldwide, Inc.	6,567	365,689
Smiles Fidelidade SA	48,000	428,882
		1,932,455
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL (For. Reg.)	212,100	1,608,867
America Movil S.A.B. de CV Series L sponsored ADR	478,005	6,988,433
China Mobile Ltd.	2,653,000	21,952,482
China Mobile Ltd. sponsored ADR	51,644	2,133,414
China United Network Communications Ltd. (A Shares)	7,656,554	6,258,501
Globe Telecom, Inc.	1,795	69,886
Mobile TeleSystems OJSC sponsored ADR	321,287	2,579,935
MTN Group Ltd.	258,907	1,751,052
SK Telecom Co. Ltd.	12,259	2,425,168
SK Telecom Co. Ltd. sponsored ADR	31,376	687,134
Taiwan Mobile Co. Ltd.	36,000	128,703
Turkcell Iletisim Hizmet A/S	765,822	1,699,490
VEON Ltd. sponsored ADR	277,792	725,037
		49,008,102

TOTAL COMMUNICATION SERVICES		295,242,218

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.4%
Fuyao Glass Industries Group Co. Ltd. (A Shares)	3,352,633	10,273,201
Huayu Automotive Systems Co. Ltd. (A Shares)	537,049	1,870,757
Hyundai Mobis	16,309	3,348,414
Sailun Group Co. Ltd. A Shares	299,680	167,494
Tianneng Power International Ltd.	1,275,826	1,005,302
Xinyi Glass Holdings Ltd.	132,000	131,071
Yoo Sung Enterprise	12,785	28,362
		16,824,601
Automobiles - 1.0%
Bajaj Auto Ltd.	219,453	8,563,682
Brilliance China Automotive Holdings Ltd.	1,236,000	1,307,847
Dongfeng Motor Group Co. Ltd. (H Shares)	1,514,000	1,402,880
DRB-Hicom Bhd	93,300	55,907
Ford Otomotiv Sanayi A/S	18,395	185,481
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,582,000	2,595,431
Hero Motocorp Ltd.	241,697	8,700,219
Hyundai Motor Co.	23,119	2,454,469
Kia Motors Corp.	287,311	10,373,352
Mahindra & Mahindra Ltd.	113,890	842,862
Maruti Suzuki India Ltd.	22,078	1,892,155
PT Astra International Tbk	18,701,500	8,800,318
Tofas Turk Otomobil Fabrikasi A/S	506,214	1,535,193
		48,709,796
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	920,400	6,992,462
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	105,644	11,980,030
TAL Education Group ADR (a)	87,129	3,104,406
Visang Education, Inc.	8,025	52,512
		22,129,410
Hotels, Restaurants & Leisure - 0.5%
Galaxy Entertainment Group Ltd.	21,000	131,428
Huazhu Group Ltd. ADR	14,303	472,428
Jubilant Foodworks Ltd.	103,634	1,724,792
Sands China Ltd.	2,547,922	11,535,048
Shangri-La Asia Ltd.	22,000	22,968
Yum China Holdings, Inc.	172,769	7,848,896
		21,735,560
Household Durables - 1.3%
Airmate Cayman International Co. Ltd.	26,000	28,052
Arcelik A/S (a)	125,764	368,885
Cyrela Brazil Realty SA	290,413	1,766,603
Direcional Engenharia SA	11,200	35,134
Haier Electronics Group Co. Ltd.	2,888,349	7,520,518
Haier Smart Home Co. Ltd. (A Shares)	1,357,922	3,018,743
LG Electronics, Inc.	158,167	8,010,540
Midea Group Co. Ltd.:
(A Shares)	212,808	1,569,417
(A Shares)	4,149,382	30,600,881
MRV Engenharia e Participacoes SA	334,681	1,592,180
Zhejiang Supor Cookware Co. Ltd.	808,595	8,166,394
		62,677,347
Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	774,858	135,623,396
Ctrip.com International Ltd. ADR (a)	280,223	9,073,621
JD.com, Inc. sponsored ADR (a)	376,281	11,476,571
MakeMyTrip Ltd. (a)	19,998	459,354
Meituan Dianping Class B	1,204,300	11,396,403
MercadoLibre, Inc. (a)	12,800	7,610,880
Naspers Ltd. Class N	195,245	44,431,088
Pinduoduo, Inc. ADR (a)	118,600	3,886,522
Vipshop Holdings Ltd. ADR (a)	318,841	2,668,699
		226,626,534
Multiline Retail - 0.3%
Lojas Renner SA	1,303,858	15,916,451
Magazine Luiza SA	87,187	764,071
		16,680,522
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	272,200	230,558
Lewis Group Ltd.	11,913	24,653
Mr Price Group Ltd.	355,151	4,019,835
Petrobras Distribuidora SA	812,113	5,648,117
SSI Group, Inc.	417,000	22,314
Suning.com Co. Ltd.:
(A Shares)	31,000	46,521
(A Shares)	61,900	92,892
Zhongsheng Group Holdings Ltd. Class H	2,790,500	8,698,014
		18,782,904
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	3,622	1,073,611
Anta Sports Products Ltd.	420,000	3,483,917
Bosideng International Holdings Ltd.	854,000	292,559
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	28,353
China Tower Corp. Ltd. (H Shares) (d)	18,650,000	4,245,658
Fila Korea Ltd.	42,717	2,018,748
Jinli Group Holdings Ltd.	46,000	20,410
LG Fashion Corp.	7,144	113,916
Li Ning Co. Ltd.	1,538,000	4,535,996
LPP SA	54	100,788
Makalot Industrial Co. Ltd.	152,250	899,076
Mavi Jeans Class B (a)(d)	240,097	1,520,566
Pou Chen Corp.	189,000	236,491
Regina Miracle International Holdings Ltd. (d)	351,000	225,512
Samsonite International SA (d)	267,901	509,826
Shenzhou International Group Holdings Ltd.	770,100	10,448,190
Steinhoff Africa Retail Ltd. (d)	372,304	408,415
Stella International Holdings Ltd.	126,000	206,594
Titan Co. Ltd.	136,413	2,109,779
Weiqiao Textile Co. Ltd. (H Shares)	426,500	105,319
		32,583,724

TOTAL CONSUMER DISCRETIONARY		466,750,398

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	37,974	3,589,281
China Resources Beer Holdings Co. Ltd.	1,722,000	9,747,332
Compania Cervecerias Unidas SA sponsored ADR	27,971	632,145
Fomento Economico Mexicano S.A.B. de CV:
unit	564,551	5,155,790
sponsored ADR	158,222	14,455,162
Heineken NV (Bearer)	33,196	3,530,198
Kweichow Moutai Co. Ltd.:
(A Shares)	117,319	18,720,419
(A Shares)	14,302	2,282,149
Thai Beverage PCL	9,711,300	6,298,087
		64,410,563
Food & Staples Retailing - 1.7%
Atacadao Distribuicao Comercio e Industria Ltda	1,071,900	5,772,367
Bidcorp Ltd.	16,987	363,957
Bim Birlesik Magazalar A/S JSC	1,033,159	8,337,619
C.P. ALL PCL (For. Reg.)	4,797,900	13,177,165
Clicks Group Ltd.	158,210	2,075,569
Dino Polska SA (a)(d)	65,118	2,515,832
Drogasil SA	612,192	13,606,895
Grupo Comercial Chedraui S.A.B. de CV	33,949	47,549
President Chain Store Corp.	424,000	3,951,992
PUREGOLD Price Club, Inc.	2,551,000	2,147,850
Shoprite Holdings Ltd.	478,893	3,567,210
Sun Art Retail Group Ltd.	597,000	579,864
Wal-Mart de Mexico SA de CV Series V	4,579,579	12,963,077
X5 Retail Group NV GDR (Reg. S)	358,386	12,335,646
		81,442,592
Food Products - 1.7%
Angel Yeast Co. Ltd.:
(A Shares)	79,000	314,927
(A Shares)	20,400	81,323
AVI Ltd.	503,258	2,752,388
Charoen Pokphand Foods PCL (For. Reg.)	2,794,500	2,695,365
China Mengniu Dairy Co. Ltd.	9,638,496	38,129,353
Fujian Sunner Development Co. Ltd. A Shares	234,960	900,207
Gruma S.A.B. de CV Series B	373,680	3,480,334
Inner Mongoli Yili Industries Co. Ltd.:
(A Shares)	590,000	2,361,880
(A Shares)	159,500	638,508
JBS SA	1,754,878	12,560,875
Minerva SA (a)	316,200	648,283
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. (A Shares)	238,680	837,755
Tiger Brands Ltd.	257,793	3,550,597
Unified-President Enterprises Corp.	2,845,000	6,956,301
Universal Robina Corp.	1,081,830	3,589,501
		79,497,597
Household Products - 0.1%
Hindustan Unilever Ltd.	169,092	4,453,476
Kimberly-Clark de Mexico SA de CV Series A	366,600	749,608
		5,203,084
Personal Products - 0.4%
AMOREPACIFIC Corp.	11,185	1,201,337
Hengan International Group Co. Ltd.	338,000	2,224,342
Kolmar Korea Co. Ltd.	13,008	466,429
LG Household & Health Care Ltd.	12,922	12,587,196
Natura Cosmeticos SA	103,600	1,650,695
Organic Tea Cosmetics Holdings Co. Ltd.	4,513	6,544
TCI Co. Ltd.	61,477	604,409
		18,740,952
Tobacco - 0.2%
ITC Ltd.	2,239,173	7,698,107
PT Gudang Garam Tbk	178,500	874,254
		8,572,361

TOTAL CONSUMER STAPLES		257,867,149

ENERGY - 3.8%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	608,000	750,435
Ezion Holdings Ltd. warrants 4/16/23 (a)(c)	5,020,014	5,665
Tenaris SA sponsored ADR	146,200	3,163,768
		3,919,868
Oil, Gas & Consumable Fuels - 3.7%
China Petroleum & Chemical Corp. (H Shares)	23,368,000	13,631,382
China Shenhua Energy Co. Ltd. (H Shares)	464,000	910,526
CNOOC Ltd.	14,395,000	21,324,986
CNOOC Ltd. sponsored ADR	9,200	1,363,808
Cosan Ltd. Class A (a)	27,087	379,760
Ecopetrol SA ADR	270,066	4,264,342
Esso Thailand PCL unit	140,900	39,619
Exxaro Resources Ltd.	168,855	1,515,813
Gazprom OAO sponsored ADR (Reg. S)	1,870,044	12,903,304
Grupa Lotos SA	11,091	239,938
Hindustan Petroleum Corp. Ltd.	653,255	2,378,407
Lukoil PJSC	3,386	273,342
Lukoil PJSC sponsored ADR (b)	316,505	25,428,012
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	342,137	3,346,537
NOVATEK OAO GDR (Reg. S)	98,652	19,128,623
Oil & Natural Gas Corp. Ltd.	699,710	1,186,862
PetroChina Co. Ltd. (H Shares)	6,262,000	3,082,238
Petroleo Brasileiro SA - Petrobras (ON)	190,300	1,299,150
Polski Koncern Naftowy Orlen SA	285,315	6,496,339
PT Adaro Energy Tbk	20,554,500	1,630,160
PT Harum Energy Tbk	14,706	1,462
PT Indo Tambangraya Megah Tbk	28,027	25,686
PT United Tractors Tbk	1,787,513	2,636,849
PTT Exploration and Production PCL:
(For. Reg.)	237,300	965,959
NVDR	1,305,273	5,313,274
PTT PCL:
(For. Reg.)	2,120,300	3,067,624
NVDR	5,193,000	7,513,168
QGEP Participacoes SA	57,600	154,258
Reliance Industries Ltd.	1,049,668	18,341,609
S-Oil Corp.	27,902	2,229,191
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	447,063	462,880
SK Energy Co. Ltd.	72,276	9,852,887
Susco Public Co. Ltd. unit	267,500	26,938
Tatneft PAO sponsored ADR	34,126	2,268,696
Thai Oil PCL (For. Reg.)	601,100	1,331,520
Tupras Turkiye Petrol Rafinerileri A/S	131,237	2,838,044
YPF SA Class D sponsored ADR	2,035	17,420
		177,870,613

TOTAL ENERGY		181,790,481

FINANCIALS - 15.7%
Banks - 10.1%
Abu Dhabi Commercial Bank PJSC	685,646	1,622,113
Abu Dhabi Islamic Bank (a)	39,990	54,980
Agricultural Bank of China Ltd. (H Shares)	1,597,000	613,969
Akbank TAS (a)	2,800,132	3,335,264
Al Rajhi Bank	253,548	4,089,811
Albaraka Turk Katilim Bankasi A/S (a)	295,261	58,277
Alpha Bank AE (a)	4,367,362	7,819,117
AMMB Holdings Bhd	69,200	69,110
Axis Bank Ltd.	771,817	7,171,278
Banco de Chile	16,429,700	2,340,595
Banco do Brasil SA	890,632	9,945,140
Banco Santander Chile sponsored ADR	276,991	7,866,544
Bancolombia SA sponsored ADR	45,389	2,260,372
Bangkok Bank PCL NVDR	326,400	1,824,895
Bank of China Ltd. (H Shares)	46,533,000	17,792,927
Bank Polska Kasa Opieki SA	220,537	5,392,585
Barclays Africa Group Ltd.	643,561	6,520,570
BOC Hong Kong (Holdings) Ltd.	95,000	319,506
Bumiputra-Commerce Holdings Bhd	162,000	194,916
Capitec Bank Holdings Ltd.	46,645	3,366,896
China Construction Bank Corp. (H Shares)	51,685,000	38,407,883
China Merchants Bank Co. Ltd. (H Shares)	619,000	2,808,380
Chinatrust Financial Holding Co. Ltd.	13,562,058	8,809,623
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	16,406
Commercial International Bank SAE	70,452	342,256
Commercial International Bank SAE sponsored GDR	1,471,483	6,842,396
Credicorp Ltd. (United States)	90,881	18,823,273
E.SUN Financial Holdings Co. Ltd.	5,895,127	4,751,403
EFG Eurobank Ergasias SA (a)	2,248,840	1,989,628
Emirates NBD Bank PJSC (a)	32,838	103,257
Grupo Aval Acciones y Valores SA ADR	199,868	1,465,032
Grupo Financiero Banorte S.A.B. de CV Series O	3,718,253	20,003,594
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	396,208
Guaranty Trust Bank PLC GDR (Reg. S)	53,450	197,765
Habib Bank Ltd.	309,900	217,108
Hana Financial Group, Inc.	232,168	6,234,063
Hang Seng Bank Ltd.	13,200	274,971
HDFC Bank Ltd.	361,880	11,306,078
HDFC Bank Ltd. sponsored ADR	128,796	13,884,209
ICICI Bank Ltd.	1,061,566	6,067,417
ICICI Bank Ltd. sponsored ADR	2,006,009	22,527,481
Industrial & Commercial Bank of China Ltd. (H Shares)	39,885,000	25,153,751
Industrial Bank of Korea	26,471	271,192
JB Financial Group Co. Ltd.	5,224	23,695
JSC Halyk Bank of Kazakhstan GDR unit	199,619	2,684,876
Kasikornbank PCL:
NVDR	446,000	2,333,170
(For. Reg.)	869,200	4,547,066
KB Financial Group, Inc.	304,779	9,965,386
Kiatnakin Bank PCL (For. Reg.)	679,500	1,610,716
King's Town Bank	89,000	87,358
Komercni Banka A/S	54,569	1,937,108
Krung Thai Bank PCL:
(For. Reg.)	203,000	114,161
NVDR	2,834,100	1,593,805
Malayan Banking Bhd	691,025	1,427,894
Mega Financial Holding Co. Ltd.	551,000	505,658
National Bank of Abu Dhabi PJSC	3,974,402	16,511,543
National Bank of Greece SA (a)	241,015	698,773
National Bank of Kuwait	736,428	2,403,081
Nedbank Group Ltd.	48,974	729,666
Nova Ljubljanska banka d.d. unit	227,428	2,734,505
OTP Bank PLC	644,756	25,692,506
Powszechna Kasa Oszczednosci Bank SA	123,673	1,216,272
PT Bank Bukopin Tbk (a)	4,000	78
PT Bank Central Asia Tbk	6,398,100	13,756,930
PT Bank Mandiri (Persero) Tbk	5,502,700	2,812,448
PT Bank Negara Indonesia (Persero) Tbk	10,264,700	5,571,956
PT Bank Rakyat Indonesia Tbk	20,419,800	6,146,813
Qatar National Bank SAQ (a)	497,632	2,616,778
Sberbank of Russia	2,805,080	9,429,188
Sberbank of Russia sponsored ADR (b)	3,610,889	49,487,234
Shinhan Financial Group Co. Ltd.	144,950	4,882,645
Sinopac Holdings Co.	414,000	156,598
Standard Bank Group Ltd.	569,458	6,654,611
State Bank of India (a)	1,022,103	3,917,301
TCS Group Holding PLC unit	92,248	1,715,813
Thanachart Capital PCL:
(For. Reg.)	1,508,600	2,786,853
NVDR	626,962	1,158,194
The Shanghai Commercial & Savings Bank Ltd.	310,000	502,681
The Shanghai Commercial & Savings Bank Ltd. rights 10/7/19 (a)	25,186	11,898
TISCO Financial Group PCL	744,200	2,481,883
Turkiye Garanti Bankasi A/S (a)	3,748,722	5,726,187
Turkiye Halk Bankasi A/S	289,353	282,078
Turkiye Is Bankasi A/S Series C (a)	5,487,232	5,189,161
Turkiye Vakiflar Bankasi TAO	3,593,789	2,861,955
United Bank Ltd.	1,705,406	1,411,431
Woori Financial Group, Inc. (a)	294,220	2,892,708
Yapi ve Kredi Bankasi A/S (a)	1,580,932	621,357
		483,444,257
Capital Markets - 0.7%
BM&F BOVESPA SA	1,606,666	17,381,946
BTG Pactual Participations Ltd. unit	169,400	2,396,390
CITIC Securities Co. Ltd. (H Shares)	284,000	506,559
Hong Kong Exchanges and Clearing Ltd.	9,400	286,877
Huatai Securities Co. Ltd. (H Shares) (d)	365,200	530,700
Korea Investment Holdings Co. Ltd.	4,137	247,121
Meritz Securities Co. Ltd.	312,059	1,225,950
Moscow Exchange MICEX-RTS OAO (a)	795,893	1,128,877
Noah Holdings Ltd. sponsored ADR (a)	10,037	301,110
Samsung Securities Co. Ltd.	3,829	111,672
Yuanta Financial Holding Co. Ltd.	14,145,000	8,149,810
		32,267,012
Consumer Finance - 0.2%
Compartamos S.A.B. de CV	284,714	213,093
Network International Holdings PLC (d)	148,164	1,083,519
PPDAI Group, Inc. ADR	12,096	45,239
Shriram Transport Finance Co. Ltd.	484,386	6,549,614
		7,891,465
Diversified Financial Services - 0.3%
Alexander Forbes Group Holdings Ltd.	888	306
FirstRand Ltd.	2,087,022	8,253,841
Haci Omer Sabanci Holding A/S	788,246	1,186,461
Inversiones La Construccion SA	139,104	2,012,536
Old Mutual Ltd.	760,307	911,742
Power Finance Corp. Ltd. (a)	281,909	413,475
Rec Ltd.	844,074	1,704,025
		14,482,386
Insurance - 3.8%
AIA Group Ltd.	4,696,184	45,443,838
BB Seguridade Participacoes SA	1,347,022	10,627,194
Cathay Financial Holding Co. Ltd.	737,000	944,540
China Life Insurance Co. Ltd. (H Shares)	4,028,000	9,415,111
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,211,600	12,819,320
Discovery Ltd.	5,699	43,270
FPC Par Corretora de Seguros	17,800	51,453
Fubon Financial Holding Co. Ltd.	2,156,000	3,004,003
Hapvida Participacoes e Investimentos SA (d)	157,500	1,966,753
Hyundai Fire & Marine Insurance Co. Ltd.	120,899	2,387,295
IRB Brasil Resseguros SA	462,101	12,107,693
Liberty Holdings Ltd.	494,964	3,577,282
MMI Holdings Ltd.	1,737,544	1,883,163
PICC Property & Casualty Co. Ltd. (H Shares)	5,014,000	5,733,467
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,701,500	42,467,355
Porto Seguro SA	381,186	5,154,894
Powszechny Zaklad Ubezpieczen SA	335,262	3,148,937
Qualitas Controladora S.A.B. de CV	40,359	135,869
Samsung Life Insurance Co. Ltd.	7,749	436,632
Sanlam Ltd.	3,308,300	15,866,754
Sul America SA unit	304,702	3,565,035
		180,779,858
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp. Ltd.	692,274	20,989,700
Indiabulls Housing Finance Ltd.	174,484	1,111,938
LIC Housing Finance Ltd.	1,195,796	7,119,248
		29,220,886

TOTAL FINANCIALS		748,085,864

HEALTH CARE - 0.9%
Biotechnology - 0.0%
Medy-Tox, Inc.	1,998	581,063
Wuxi Biologics (Cayman), Inc. (a)(d)	59,000	619,232
		1,200,295
Health Care Equipment & Supplies - 0.0%
Supermax Corp. Bhd	63,500	22,498
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd.:
(A Shares)	59,100	278,951
(A Shares)	17,900	84,488
Mediclinic International PLC	191,426	790,555
Notre Dame Intermedica Participacoes SA	251,700	3,408,678
Qualicorp Consultoria E Corret	45,400	313,447
Selcuk Ecza Deposu Tic A/S	122,624	102,915
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	813,000	1,532,422
Sinopharm Group Co. Ltd. (H Shares)	889,300	3,209,498
		9,720,954
Life Sciences Tools & Services - 0.3%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	816,525	6,959,538
WuXi AppTec Co. Ltd.	42,337	512,885
WuXi AppTec Co. Ltd. (H Shares) (d)	363,060	4,063,353
		11,535,776
Pharmaceuticals - 0.4%
Aurobindo Pharma Ltd.	196,954	1,655,777
CSPC Pharmaceutical Group Ltd.	3,672,000	7,316,308
CStone Pharmaceuticals Co. Ltd. (a)(d)	1,247,500	1,830,747
Dr. Reddy's Laboratories Ltd.	32,576	1,168,701
Hansoh Pharmaceutical Group Co. Ltd. (d)	66,000	222,379
Jiangsu Hengrui Medicine Co. Ltd.:
(A Shares)	34,700	388,125
(A Shares)	10,500	117,444
KPC Pharmaceuticals, Inc. (A Shares)	68,400	106,660
Lijun International Pharmaceutical Holding Ltd.	470,000	414,464
PT Kalbe Farma Tbk	35,808,056	4,266,170
Richter Gedeon PLC	114,851	1,914,868
Sino Biopharmaceutical Ltd.	419,000	620,820
		20,022,463

TOTAL HEALTH CARE		42,501,986

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd. (Israel)	16,800	2,592,075
Garden Reach Shipbuilders & Engineers Ltd.	23,582	43,961
		2,636,036
Air Freight & Logistics - 0.0%
Hyundai Glovis Co. Ltd.	3,545	468,621
Airlines - 0.2%
Air Arabia PJSC (a)	835,141	272,836
AirAsia Group BHD	2,192,600	933,243
Azul SA sponsored ADR (a)	78,633	2,761,591
China Southern Airlines Ltd. (H Shares)	144,000	80,785
Copa Holdings SA Class A	26,173	2,700,530
Pegasus Hava Tasimaciligi A/S (a)	65,396	795,774
		7,544,759
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	76,000	59,544
Frontken Corp. BHD	248,800	92,291
		151,835
Construction & Engineering - 0.4%
China Communications Construction Co. Ltd. (H Shares)	2,213,000	1,712,921
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,075,759
China National Chemical Engineering Co. Ltd. (A Shares)	1,436,292	1,109,811
China Railway Construction Corp. Ltd. (H Shares)	1,635,000	1,762,078
China Railway Group Ltd. (H Shares)	1,586,000	1,035,581
Daelim Industrial Co.	23,895	1,928,799
Larsen & Toubro Ltd.	316,696	5,887,107
Larsen & Toubro Ltd. unit	88,216	1,610,824
Sinopec Engineering Group Co. Ltd. (H Shares)	465,000	303,215
Tekfen Holding A/S	964,184	3,428,798
		19,854,893
Electrical Equipment - 0.1%
BizLink Holding, Inc.	475,463	3,270,629
DONGYANG E&P, Inc.	21,665	217,481
Weg SA	306,712	1,666,511
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	486,700	1,932,104
		7,086,725
Industrial Conglomerates - 0.3%
Alfa SA de CV Series A	728,200	622,048
CK Hutchison Holdings Ltd.	82,500	717,158
Fosun International Ltd.	1,508,000	1,933,024
Hanwha Corp.	57,986	1,173,747
Hong Leong Industries Bhd	3,000	7,676
Hyosung Corp.	1,214	86,660
Industries Qatar QSC (a)	243,150	726,429
Koc Holding A/S	512,646	1,538,862
LG Corp.	35,682	2,099,011
Mannai Corp.	86,440	81,414
San Miguel Corp.	950	3,280
SK C&C Co. Ltd.	5,174	854,952
SM Investments Corp.	319,900	6,294,925
Turk Sise ve Cam Fabrikalari A/S	141,791	105,373
		16,244,559
Machinery - 0.4%
Airtac International Group	343,000	3,541,895
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,984	67,305
Estun Automation Co. Ltd.:
(A Shares) (c)	25,200	32,254
(A Shares) (c)	135,200	173,043
HIWIN Technologies Corp.	524,270	4,259,024
Lonking Holdings Ltd.	8,235,000	1,956,905
Sany Heavy Industry Co. Ltd. (A Shares)	580,200	1,092,010
Shenzhen Inovance Technology Co. Ltd. (A Shares)	460,700	1,481,851
Sinotruk Hong Kong Ltd. (b)	1,614,983	2,484,889
Techtronic Industries Co. Ltd.	136,000	938,091
Weichai Power Co. Ltd. (H Shares)	1,951,000	2,977,244
XCMG Construction Machinery Co. Ltd. (A Shares)	604,000	362,056
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	384,600	231,904
		19,598,471
Marine - 0.0%
MISC Bhd	60,000	103,579
Qatar Navigation QPSC	23,620	39,240
		142,819
Professional Services - 0.2%
51job, Inc. sponsored ADR (a)	11,609	835,035
Centre Testing International Group Co. Ltd. (A Shares)	2,997,400	5,126,338
Sporton International, Inc.	169,000	1,178,706
		7,140,079
Road & Rail - 0.1%
Globaltrans Investment PLC GDR (Reg. S)	49,724	437,571
Localiza Rent A Car SA	262,300	2,979,617
MTR Corp. Ltd.	14,000	81,016
Rumo SA (a)	641,529	3,423,760
		6,921,964
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	60,268	440,307
CCS Supply Chain Management Co. Ltd. A Shares	88,072	98,448
		538,755
Transportation Infrastructure - 0.3%
Airports of Thailand PCL (For. Reg.)	682,900	1,607,612
China Merchants Holdings International Co. Ltd.	356,000	554,545
Cosco Shipping International Hk Co. Ltd.	126,000	36,604
DP World Ltd.	109,837	1,537,718
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	11,643	1,716,062
Grupo Aeroportuario Norte S.A.B. de CV	834,400	4,902,358
Malaysia Airports Holdings Bhd	197,200	385,913
Shanghai International Airport Co. Ltd. (A Shares)	266,711	3,132,274
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,024,062
		14,897,148

TOTAL INDUSTRIALS		103,226,664

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.1%
Accton Technology Corp.	380,000	2,007,469
Hytera Communications Corp. Ltd.:
(A Shares)	96,200	122,723
(A Shares)	29,200	37,251
Lanner Electronics, Inc.	97,200	228,666
Shenzhen Gongjin Electronics Co. Ltd.	131,700	199,479
Shenzhen Sunway Communication Co. Ltd.:
(A Shares)	9,600	42,656
(A Shares)	31,800	141,298
Sunfun Information Co. Ltd.	6,000	35,719
Tencent Music Entertainment Group ADR (a)	130,100	1,730,330
Xiaomi Corp. Class B (a)(d)	223,600	242,409
		4,788,000
Electronic Equipment & Components - 1.6%
AAC Technology Holdings, Inc.	207,000	889,040
AVIC Jonhon OptronicTechnology Co. Ltd.	217,329	1,316,400
Chaozhou Three-Circle Group Co.:
(A Shares)	41,600	114,567
(A Shares)	6,900	19,003
China Railway Signal & Communications Corp. (H Shares) (d)	270,000	161,527
Chroma ATE, Inc.	439,000	2,129,980
Coretronic Corp.	87,400	107,269
Delta Electronics, Inc.	611,000	2,857,236
Enel Chile SA sponsored ADR	176,677	750,877
FLEXium Interconnect, Inc.	70,000	209,589
Hangzhou Hikvision Digital Technology Co. Ltd.:
(A Shares)	117,100	505,915
(A Shares)	591,403	2,555,078
Hollysys Automation Technologies Ltd.	8,360	130,834
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,237,626	10,036,767
INTOPS Co. Ltd.	30,521	324,032
Largan Precision Co. Ltd.	219,000	27,193,246
LG Display Co. Ltd. (a)	256,540	2,967,332
LG Innotek Co. Ltd.	9,439	768,153
Pinnacle Technology Holdings Ltd.	11,198	11,553
Redington India Ltd.	26,941	40,909
Samsung SDI Co. Ltd.	54,970	11,331,352
Sunny Optical Technology Group Co. Ltd.	532,700	7,333,460
Unimicron Technology Corp.	3,455,000	4,306,619
Zhen Ding Technology Holding Ltd.	524,000	1,940,245
		78,000,983
Internet Software & Services - 0.0%
Danawa Co. Ltd.	3,946	69,116
Qudian, Inc. ADR (a)(b)	27,998	223,704
		292,820
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A	15,231	935,031
CSU Cardsystem SA	20,432	30,937
HCL Technologies Ltd.	620,377	9,553,578
Hexaware Technologies Ltd.	544,539	2,949,685
Infosys Ltd.	643,363	7,338,921
Infosys Ltd. sponsored ADR	2,048,329	23,535,300
Mphasis BFL Ltd.	77,236	1,054,776
PagSeguro Digital Ltd. (a)	64,843	3,239,556
QIWI PLC Class B sponsored ADR	16,212	393,952
Samsung SDS Co. Ltd.	1,984	321,280
Sonata Software Ltd.	6,875	29,625
Tata Consultancy Services Ltd.	282,804	8,943,276
Wipro Ltd.	429,905	1,532,125
WNS Holdings Ltd. sponsored ADR (a)	24,362	1,480,722
		61,338,764
Semiconductors & Semiconductor Equipment - 4.3%
ASE Technology Holding Co. Ltd.	994,000	2,267,363
ASE Technology Holding Co. Ltd. ADR	221,411	996,350
Dongbu HiTek Co. Ltd.	29,703	360,747
Koh Young Technology, Inc.	27,733	1,755,137
Malaysian Pacific Industries BHD	12,286	26,001
MediaTek, Inc.	867,000	10,170,534
Nanya Technology Corp.	58,000	130,337
Novatek Microelectronics Corp.	12,000	71,246
Phison Electronics Corp.	313,000	2,882,421
Powertech Technology, Inc.	575,000	1,378,400
Radiant Opto-Electronics Corp.	250,000	905,739
Realtek Semiconductor Corp.	943,000	6,471,687
Semiconductor Manufacturing International Corp. (a)	348,000	381,618
Shenzhen Goodix Technology Co. Ltd. (A Shares)	26,100	718,472
Sino-American Silicon Products, Inc.	444,000	1,051,609
SK Hynix, Inc.	648,613	41,477,450
Taiwan Semiconductor Manufacturing Co. Ltd.	11,746,000	96,765,158
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	795,732	33,922,055
Unisem (M) Bhd	103,259	47,142
United Microelectronics Corp.	7,406,000	3,183,834
United Microelectronics Corp. sponsored ADR	353,437	745,752
Winbond Electronics Corp.	1,607,000	874,596
		206,583,648
Software - 0.2%
Asseco Poland SA	19,723	277,203
Bilibili, Inc. ADR (a)	21,583	303,241
DuzonBizon Co. Ltd.	1,297	61,509
Kingdee International Software Group Co. Ltd.	1,671,000	1,507,453
Kingsoft Corp. Ltd. (a)	263,000	483,415
Mix Telematics Ltd. sponsored ADR	5,794	81,811
Nucleus Software Exports Ltd. (a)	34,593	159,063
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	640,667	293,621
StoneCo Ltd. Class A (a)	61,296	1,843,784
Totvs SA	161,300	2,098,731
		7,109,831
Technology Hardware, Storage & Peripherals - 3.2%
Catcher Technology Co. Ltd.	579,000	4,075,252
Chicony Electronics Co. Ltd.	92,000	259,014
Compal Electronics, Inc.	952,000	545,467
Inventec Corp.	1,236,000	848,251
Lenovo Group Ltd.	8,172,000	5,360,645
Lite-On Technology Corp.	1,393,000	2,223,251
Pegatron Corp.	1,602,000	2,679,545
Samsung Electronics Co. Ltd.	3,752,024	136,396,656
Samsung Electronics Co. Ltd. GDR	2,265	2,070,210
TPV Technology Ltd.	398,000	185,078
		154,643,369

TOTAL INFORMATION TECHNOLOGY		512,757,415

MATERIALS - 2.4%
Chemicals - 0.4%
China Sanjiang Fine Chemicals Ltd.	424,000	78,840
Dongyue Group Co. Ltd.	40,724	19,164
LG Chemical Ltd.	57,970	15,829,245
Sinofert Holdings Ltd.	2,042,000	223,617
SKSHU Paint Co. Ltd. (A Shares)	3,714	31,448
Solar Industries India Ltd. (a)	88,400	1,374,009
Taekwang Industrial Co. Ltd.	168	148,934
		17,705,257
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(A Shares)	72,500	399,435
(A Shares)	19,800	109,087
(H Shares)	2,058,500	11,555,009
Asia Cement (China) Holdings Corp.	259,584	303,449
China Resources Cement Holdings Ltd.	1,322,000	1,168,095
Gansu Qilianshan Cement Group Co. Ltd. (A Shares)	264,100	324,368
JK Cement Ltd.	135,600	1,953,165
Shree Cement Ltd.	8,275	2,151,039
Siam Cement PCL (For. Reg.)	204,200	2,777,414
Tangshan Jidong Cement Co. Ltd. A Shares	215,800	458,328
West China Cement Ltd.	346,000	58,543
		21,257,932
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	134,325	61,324
Bio Pappel S.A.B. de CV (a)	24,738	29,316
Klabin SA unit	267,675	973,481
		1,064,121
Metals & Mining - 1.4%
Alrosa Co. Ltd.	3,853,960	4,290,137
Aluminum Corp. of China Ltd. (H Shares) (a)	594,000	173,655
Anglo American Platinum Ltd.	30,984	1,901,149
AngloGold Ashanti Ltd.	406,710	9,244,171
Ann Joo Resources Bhd	500	143
Baoshan Iron & Steel Co. Ltd. (A Shares)	205,794	167,067
CAP SA	89,881	727,294
China Molybdenum Co. Ltd. (H Shares)	894,000	242,020
Companhia Siderurgica Nacional SA (CSN)	459,500	1,593,436
Compania de Minas Buenaventura SA sponsored ADR	161,400	2,459,736
Daehan Steel Co. Ltd.	2,905	15,841
Eregli Demir ve Celik Fabrikalari T.A.S.	749,153	824,178
Evraz PLC	27,577	166,537
Grupo Mexico SA de CV Series B	619,202	1,426,159
Hindalco Industries Ltd.	880,082	2,271,859
Hunan Valin Steel Co. Ltd. (A Shares) (a)	394,340	220,951
Impala Platinum Holdings Ltd. (a)	233,000	1,327,918
Jastrzebska Spolka Weglowa SA	37,892	282,892
KISCO Corp.	6,262	25,532
Korea Zinc Co. Ltd.	11,447	4,114,020
Kumba Iron Ore Ltd.	78,501	2,033,742
Lion Industries Corp. Bhd (a)	110,565	10,385
Maanshan Iron & Steel Co. Ltd. (H Shares)	1,556,000	582,318
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	38,904	317,068
MMC Norilsk Nickel PJSC sponsored ADR	155,090	3,760,933
MMG Ltd. (a)	5,008,000	1,029,773
Nanjing Iron & Steel Co. Ltd.	400,200	182,295
Novolipetsk Steel OJSC GDR (Reg. S)	24,716	549,190
Polyus PJSC	8,916	1,024,451
Polyus PJSC unit	9,941	568,625
POSCO	26,569	4,637,183
POSCO sponsored ADR	36,270	1,582,097
Severstal PAO GDR (Reg. S)	134,194	2,006,200
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	626,504	328,274
Sheng Yu Steel Co. Ltd.	35,418	21,933
Southern Copper Corp.	84,200	2,660,720
Tata Steel Ltd.	192,275	928,102
Ternium SA sponsored ADR	171,420	3,027,277
Vale SA sponsored ADR	824,901	9,073,911
Vedanta Ltd.	587,305	1,143,738
Zijin Mining Group Co. Ltd. (H Shares)	1,014,000	378,918
		67,321,828
Paper & Forest Products - 0.1%
Suzano Papel e Celulose SA	874,900	6,143,949
West Coast Paper Mills Ltd.	7,419	23,118
		6,167,067

TOTAL MATERIALS		113,516,205

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	103,500	1,160,269
Prologis Property Mexico SA	60,798	118,766
		1,279,035
Real Estate Management & Development - 1.3%
Agile Property Holdings Ltd.	3,329,238	4,238,222
Aldar Properties PJSC (a)	1,373,775	837,770
Ayala Land, Inc.	11,964,500	10,853,871
BR Malls Participacoes SA	472,066	1,536,694
Central China Real Estate Ltd.	137,925	58,641
Cheung Kong Property Holdings Ltd.	111,500	755,115
China Overseas Grand Oceans Group Ltd.	656,000	310,153
China Overseas Land and Investment Ltd.	800,000	2,523,621
China Resources Land Ltd.	204,000	827,051
China Vanke Co. Ltd. (H Shares)	135,300	466,288
Country Garden Holdings Co. Ltd.	6,578,000	8,146,785
Country Garden Services Holdings Co. Ltd.	319,502	921,594
Emaar Properties PJSC	3,656,101	4,927,024
Gemdale Properties and Investment Corp. Ltd.	628,000	69,514
Greenland Holdings Corp. Ltd. (A Shares)	3,024,663	2,802,023
Greenland Hong Kong Holdings Ltd.	133,366	46,122
Guangzhou R&F Properties Co. Ltd. (H Shares)	680,400	1,092,153
Hang Lung Properties Ltd.	360,000	812,007
IOI Properties Group Bhd	77,800	22,015
K Wah International Holdings Ltd.	409,123	212,505
Kaisa Group Holdings Ltd.	327,000	112,627
KSL Holdings Bhd (a)	105,100	19,868
KWG Property Holding Ltd.	987,000	856,857
Logan Property Holdings Co. Ltd.	466,000	654,721
Longfor Properties Co. Ltd. (d)	1,743,048	6,198,226
Multiplan Empreendimentos Imobiliarios SA	179,900	1,129,099
Poly Property Group Co. Ltd.	1,135,686	397,334
Powerlong Real Estate Holding Ltd.	378,417	221,340
Puradelta Lestari TBK PT	1,429,600	31,243
Radium Life Tech Co. Ltd.	422,280	159,730
Risesun Real Estate Development Co. Ltd. (A Shares)	2,731,819	3,095,665
Road King Infrastructure Ltd.	249,966	438,566
Sansiri PCL (For. Reg.)	6,763,900	305,188
Shanghai Shimao Co. Ltd. (A Shares)	1,163,615	651,981
Shimao Property Holdings Ltd.	776,182	2,189,373
Shui On Land Ltd.	360,500	74,832
Sunac China Holdings Ltd.	503,000	2,005,487
United Development Co. (a)	582,768	219,233
Yuexiu Property Co. Ltd.	3,406,000	732,577
		60,953,115

TOTAL REAL ESTATE		62,232,150

UTILITIES - 0.9%
Electric Utilities - 0.5%
Ceske Energeticke Zavody A/S	48,974	1,078,780
Cheung Kong Infrastructure Holdings Ltd.	102,000	686,665
EDP Energias do Brasil SA	693,537	3,366,359
Energa SA (a)	19,990	33,217
Enersis SA	9,257,311	1,516,372
Enersis SA sponsored ADR	113,466	928,152
Equatorial Energia SA	175,145	4,050,625
Korea Electric Power Corp. (a)	140,742	2,975,999
Polska Grupa Energetyczna SA (a)	195,906	379,228
Power Grid Corp. of India Ltd.	732,166	2,054,487
Tenaga Nasional Bhd	1,459,430	4,844,523
		21,914,407
Gas Utilities - 0.3%
Beijing Enterprises Holdings Ltd.	236,500	1,124,715
China Gas Holdings Ltd.	1,029,200	4,242,592
China Resource Gas Group Ltd.	138,000	680,980
Daesung Energy Co. Ltd.	20,047	87,783
GAIL India Ltd. (a)	271,589	493,363
Gujarat State Petronet Ltd.	7,065	21,738
Hong Kong & China Gas Co. Ltd.	79,000	152,345
Indraprastha Gas Ltd. (a)	1,130,824	5,312,038
Kunlun Energy Co. Ltd.	190,000	165,170
PT Perusahaan Gas Negara Tbk Series B	1,992,900	269,747
Samchully Co. Ltd.	279	19,432
		12,569,903
Independent Power and Renewable Electricity Producers - 0.1%
Benpres Holdings Corp.	124,600	11,088
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,787,000	981,025
China Resources Power Holdings Co. Ltd.	120,000	158,300
ENGIE Brasil Energia SA	104,900	1,139,435
Huaneng Renewables Corp. Ltd. (H Shares)	5,012,000	1,387,179
NTPC Ltd.	1,373,547	2,338,488
		6,015,515
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	121,900	1,521,910
SIIC Environment Holdings Ltd.	187,000	31,198
		1,553,108

TOTAL UTILITIES		42,052,933

TOTAL COMMON STOCKS
(Cost $2,502,666,681)		2,826,023,463

Nonconvertible Preferred Stocks - 2.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	165,440	2,144,208
Telefonica Brasil SA sponsored ADR	149,100	1,932,336
		4,076,544
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co. Series 2	18,475	1,318,814
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Ambev SA sponsored ADR	308,616	1,401,117
Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	151,500	3,203,415

TOTAL CONSUMER STAPLES		4,604,532

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	143,846	1,759,237
sponsored ADR	840,763	11,392,339
		13,151,576
FINANCIALS - 1.4%
Banks - 1.4%
Banco Bradesco SA:
(PN)	1,793,284	14,269,188
(PN) sponsored ADR	201,867	1,612,917
Banco do Estado Rio Grande do Sul SA	53,100	290,184
Itau Unibanco Holding SA	3,937,736	32,274,030
Itau Unibanco Holding SA sponsored ADR	794,035	6,542,848
Itausa-Investimentos Itau SA (PN)	3,218,856	9,553,185
		64,542,352
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	444,661	13,537,921
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A) (a)	38,400	261,688
Metals & Mining - 0.0%
Gerdau SA sponsored ADR (b)	240,700	734,135

TOTAL MATERIALS		995,823

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	105,100	1,322,316
Water Utilities - 0.0%
Cia de Saneamento do Parana	109,070	460,933
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	30,784	381,106
		842,039

TOTAL UTILITIES		2,164,355

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $89,067,533)		104,391,917

Equity Funds - 30.9%
Diversified Emerging Markets Funds - 30.9%
Aberdeen Emerging Markets Fund Institutional Service Class	7,281,258	107,107,304
Brandes Emerging Markets Value Fund Class A	10,074,566	84,223,373
Fidelity Emerging Markets Fund (e)	11,958,496	374,898,829
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	24,780,038	242,596,574
GMO Emerging Markets Fund - Class III	1,632,303	50,846,244
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,230,299	148,076,529
Invesco Oppenheimer Developing Markets Fund Class R6	2,947,882	122,396,043
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (a)	4,679,444	46,981,622
iShares MSCI China ETF (b)	2,832,430	159,805,701
iShares MSCI Saudi Arabia ETF	107,911	3,269,703
iShares MSCI South Korea Index ETF (b)	373,835	19,910,452
iShares MSCI Taiwan Index ETF	157,412	5,493,679
Lazard Emerging Markets Equity Portfolio Open Shares	2,147,890	35,977,164
Matthews Korea Fund Investor Class	6,983,487	28,841,803
Matthews Pacific Tiger Fund Investor Class	123	3,393
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class I	2,016,693	34,989,629
Xtrackers Harvest CSI 300 China ETF Class A (b)	373,626	10,117,792
TOTAL EQUITY FUNDS
(Cost $1,337,921,176)		1,475,535,834
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.29% 9/5/19 to 11/29/19 (f)
(Cost $14,594,106)	$14,640,000	14,596,029
	Shares

Money Market Funds - 10.7%
Fidelity Cash Central Fund 2.13% (g)	849,622	849,792
Fidelity Securities Lending Cash Central Fund 2.13% (g)(h)	171,774,355	171,791,533
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (i)	339,801,598	339,801,598
TOTAL MONEY MARKET FUNDS
(Cost $512,442,923)		512,442,923
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $4,456,692,419)		4,932,990,166
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(158,810,911)
NET ASSETS - 100%		$4,774,179,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,406	Sept. 2019	$265,975,200	$(5,022,411)	$(5,022,411)

The notional amount of futures purchased as a percentage of Net Assets is 5.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $234,741,443.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,344,654 or 0.6% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,847,328.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,766
Fidelity Securities Lending Cash Central Fund	199,769
Total	$221,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$355,884,838	$--	$--	$--	$--	$19,013,991	$374,898,829
Fidelity SAI Emerging Markets Low Volatility Index Fund	--	252,000,000	--	--	--	(9,403,426)	242,596,574
Total	$355,884,838	$252,000,000	$--	$--	$--	$9,610,565	$617,495,403

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$299,318,762	$109,466,594	$189,852,168	$--
Consumer Discretionary	468,069,212	353,578,732	114,462,127	28,353
Consumer Staples	262,471,681	208,201,509	54,270,172	--
Energy	194,942,057	154,963,483	39,972,909	5,665
Financials	812,628,216	568,374,584	244,253,632	--
Health Care	42,501,986	21,504,062	20,997,924	--
Industrials	103,226,664	82,123,938	20,897,429	205,297
Information Technology	526,295,336	395,695,958	130,599,378	--
Materials	114,512,028	84,817,273	29,694,755	--
Real Estate	62,232,150	26,710,170	35,521,980	--
Utilities	44,217,288	31,631,120	12,586,168	--
Equity Funds	1,475,535,834	1,475,535,834	--	--
Other Short-Term Investments	14,596,029	--	14,596,029	--
Money Market Funds	512,442,923	512,442,923	--	--
Total Investments in Securities:	$4,932,990,166	$4,025,046,180	$907,704,671	$239,315
Derivative Instruments:
Liabilities
Futures Contracts	$(5,022,411)	$(5,022,411)	$--	$--
Total Liabilities	$(5,022,411)	$(5,022,411)	$--	$--
Total Derivative Instruments:	$(5,022,411)	$(5,022,411)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,022,411)
Total Equity Risk	0	(5,022,411)
Total Value of Derivatives	$0	$(5,022,411)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	39.1%
Cayman Islands	10.7%
Korea (South)	7.5%
China	7.1%
Taiwan	5.6%
Brazil	5.5%
India	5.3%
Russia	2.9%
Hong Kong	2.9%
South Africa	2.6%
Mexico	1.6%
Thailand	1.4%
Indonesia	1.2%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $168,045,628) — See accompanying schedule: Unaffiliated issuers (cost $3,741,598,209)	$4,142,853,438
Fidelity Central Funds (cost $172,641,325)	172,641,325
Other affiliated issuers (cost $542,452,885)	617,495,403
Total Investment in Securities (cost $4,456,692,419)		$4,932,990,166
Cash		6,642,214
Foreign currency held at value (cost $5,317,501)		5,320,105
Receivable for investments sold		10,579,803
Receivable for fund shares sold		1,174,830
Dividends receivable		3,384,436
Interest receivable		542,047
Distributions receivable from Fidelity Central Funds		55,291
Receivable for daily variation margin on futures contracts		2,178,364
Prepaid expenses		11,146
Other receivables		61,777
Total assets		4,962,940,179
Liabilities
Payable for investments purchased	$11,897,030
Payable for fund shares redeemed	3,014,365
Accrued management fee	1,393,107
Other payables and accrued expenses	689,671
Collateral on securities loaned	171,766,751
Total liabilities		188,760,924
Net Assets		$4,774,179,255
Net Assets consist of:
Paid in capital		$4,512,656,737
Total distributable earnings (loss)		261,522,518
Net Assets, for 476,859,880 shares outstanding		$4,774,179,255
Net Asset Value, offering price and redemption price per share ($4,774,179,255 ÷ 476,859,880 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$62,829,949
Interest		3,359,230
Income from Fidelity Central Funds (including $199,769 from security lending)		221,535
Income before foreign taxes withheld		66,410,714
Less foreign taxes withheld		(6,547,578)
Total income		59,863,136
Expenses
Management fee	$14,298,689
Accounting and security lending fees	521,164
Custodian fees and expenses	432,003
Independent trustees' fees and expenses	26,258
Registration fees	28,401
Audit	50,812
Legal	10,301
Miscellaneous	308,157
Total expenses before reductions	15,675,785
Expense reductions	(5,981,867)
Total expenses after reductions		9,693,918
Net investment income (loss)		50,169,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,234,351)
Fidelity Central Funds	3,056
Foreign currency transactions	(1,119,840)
Futures contracts	15,519,180
Total net realized gain (loss)		(9,831,955)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(120,641,017)
Affiliated issuers	9,610,565
Assets and liabilities in foreign currencies	20,447
Futures contracts	(17,497,077)
Total change in net unrealized appreciation (depreciation)		(128,507,082)
Net gain (loss)		(138,339,037)
Net increase (decrease) in net assets resulting from operations		$(88,169,819)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,169,218	$77,358,567
Net realized gain (loss)	(9,831,955)	(86,864,085)
Change in net unrealized appreciation (depreciation)	(128,507,082)	(640,462,210)
Net increase (decrease) in net assets resulting from operations	(88,169,819)	(649,967,728)
Distributions to shareholders	(2,282,939)	(69,748,423)
Share transactions
Proceeds from sales of shares	540,800,639	1,059,692,349
Reinvestment of distributions	2,255,331	69,510,261
Cost of shares redeemed	(339,189,308)	(819,100,492)
Net increase (decrease) in net assets resulting from share transactions	203,866,662	310,102,118
Total increase (decrease) in net assets	113,413,904	(409,614,033)
Net Assets
Beginning of period	4,660,765,351	5,070,379,384
End of period	$4,774,179,255	$4,660,765,351
Other Information
Shares
Sold	53,870,162	96,882,174
Issued in reinvestment of distributions	211,569	7,458,183
Redeemed	(32,942,330)	(80,109,848)
Net increase (decrease)	21,139,401	24,230,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$11.75	$9.14	$7.15	$9.47	$9.16
Income from Investment Operations
Net investment income (loss)B	.11	.17	.14	.10	.10	.14
Net realized and unrealized gain (loss)	(.32)	(1.53)	2.62	1.99	(2.32)	.32
Total from investment operations	(.21)	(1.36)	2.76	2.09	(2.22)	.46
Distributions from net investment income	(.01)	(.16)	(.15)	(.10)	(.10)	(.15)
Distributions from net realized gain	–	–	–C	(.01)	–	–
Total distributions	(.01)	(.16)	(.15)	(.10)D	(.10)	(.15)
Net asset value, end of period	$10.01	$10.23	$11.75	$9.14	$7.15	$9.47
Total ReturnE,F	(2.10)%	(11.48)%	30.23%	29.40%	(23.49)%	5.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.66%	.70%	.60%	.50%	.46%
Expenses net of fee waivers, if any	.41%I	.41%	.45%	.35%	.25%	.21%
Expenses net of all reductions	.41%I	.40%	.45%	.35%	.24%	.21%
Net investment income (loss)	2.10%I	1.60%	1.36%	1.23%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$4,774,179	$4,660,765	$5,070,379	$4,599,443	$4,265,092	$1,561,538
Portfolio turnover rateJ	49%I	57%	31%	23%	41%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $56,507 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$680,520,705
Gross unrealized depreciation	(224,073,539)
Net unrealized appreciation (depreciation)	$456,447,166
Tax cost	$4,471,520,589

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(221,212,468)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,237,704,135 and $1,086,795,997, respectively.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed 30,747,979 shares of Causeway Emerging Markets Fund - Investor Class in exchange for investments and cash with a value of $409,716,815. The Fund had a net realized gain of $54,053,566 on the Fund's redemptions of Causeway Emerging Markets Fund - Investor Class shares. The Fund recognized gains on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors (an affiliate of the investment adviser), Schroder Investment Management North America, Inc., Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $446 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,340 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $5,981,867.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI Emerging Markets Low Volatility Index Fund	36%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.41%	$1,000.00	$979.00	$2.04
Hypothetical-C		$1,000.00	$1,023.08	$2.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Emerging Markets Fund

On March 7, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Acadian Asset Management LLC (Acadian) for the fund, which would take effect upon the consummation of a potential change in control transaction of the parent company of Acadian, a sub-adviser to the fund. The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the existing sub-advisory agreement with Acadian, except with respect to the date of execution. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund's investment adviser, Strategic Advisers LLC (Strategic Advisers), or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding Acadian, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the fund's current sub-advisory agreement with Acadian at its September 2018 Board meeting.

The Board considered that the Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management under the existing sub-advisory agreement.

Investment Performance.  The Board considered that it received information regarding Acadian's historical investment performance in managing fund assets in connection with the annual renewal of the fund's current sub-advisory agreement with Acadian and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and the amount and nature of fees to be paid by Strategic Advisers to Acadian and the absence of any change in the fund's total operating expenses as a result of approving the Sub- Advisory Agreement.

The Board considered that there are no expected changes to the fund's management fee or total operating expenses as a result of approving the Sub-Advisory Agreement and that the fund's management fee and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to Acadian, the Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub-Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Acadian as assets allocated to Acadian grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers Emerging Markets Fund

On June 5, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with FIAM LLC (FIAM) and FIL Investment Advisors (FIA) (the Amended Sub-Advisory Agreements) for the fund, which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to each of FIAM and FIA, on behalf of the fund. The Board noted that the terms of each Amended Sub-Advisory Agreement are not materially different from those of the current sub-advisory agreement with the applicable sub-adviser.

The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information it believed relevant to the approval of each Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board’s decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. The Board considered that it reviewed information regarding FIAM and FIA, including the backgrounds of their investment personnel, and also took into consideration the fund’s investment objective, strategies and related investment philosophy, in connection with the approval of the sub-advisory agreement with FIA for the same mandates for a separate fund overseen by the Board, and the annual renewal of the fund’s current sub-advisory agreements at its September 2018 Board meeting. The Board also considered the information provided by FIAM and FIA in June 2019 in connection with the anticipated annual renewal of each sub-advisory agreement in September 2019.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser’s representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund’s assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance. The Board considered that it received information regarding each sub-adviser’s historical investment performance in managing fund assets at its June 2019 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund’s investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to FIAM and FIA under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund’s maximum aggregate annual management fee rate, Strategic Advisers’ portion of the fund’s management fee or Strategic Advisers’ contractual management fee waiver for the fund. The Board also considered that if the applicable investment mandates are funded, the new fee schedule under each Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to each sub-adviser, on behalf of the fund, compared to the fees that would be paid to the sub-adviser under its current sub-advisory agreement. Based on its review, the Board concluded that the fund’s management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm’s length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund’s advisory agreements at its September Board meeting.

Possible Economies of Scale. The Board considered that the Amended Sub-Advisory Agreement with FIA, like the current sub-advisory agreement with FIA, provides for breakpoints that, if the applicable investment mandate is funded, have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund’s advisory agreement with Strategic Advisers at its September 2018 Board meeting and that it will consider the potential for such benefits at its September 2019 meeting.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement’s fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SAE-SANN-1019
1.918361.109

Strategic Advisers® Income Opportunities Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)

% of fund's net assets
Artisan High Income Fund Investor Shares	13.0
T. Rowe Price High Yield Fund Advisor Class	11.2
Mainstay High Yield Corporate Bond Fund Class A	11.1
Prudential High Yield Fund	10.4
Hotchkis & Wiley High Yield Fund Class A	10.2
Fidelity Capital & Income Fund	7.3
Eaton Vance Income Fund of Boston Class A	4.8
Fidelity Advisor High Income Advantage Fund Class I	4.7
Blackrock High Yield Bond Portfolio Institutional Class	3.1
Vanguard High-Yield Corporate Fund Admiral Shares	1.9
77.7

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Corporate Bonds	20.4%
High Yield Fixed-Income Funds	77.7%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 20.4%
	Principal Amount	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,308,438
3.375% 8/15/26	800,000	736,202
		2,044,640
Nonconvertible Bonds - 20.3%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.0%
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,642,850
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,525,000	1,623,957
7.5% 10/15/26 (a)	1,725,000	1,871,280
Frontier Communications Corp. 8% 4/1/27 (a)	835,000	870,488
Level 3 Communications, Inc. 5.75% 12/1/22	1,250,000	1,259,375
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,626,064
5.25% 3/15/26	590,000	615,075
5.375% 1/15/24	675,000	686,813
5.375% 5/1/25	715,000	743,600
Qwest Corp. 6.75% 12/1/21	670,000	722,763
SFR Group SA:
6.25% 5/15/24 (a)	800,000	824,736
7.375% 5/1/26 (a)	1,865,000	1,990,888
8.125% 2/1/27 (a)	1,510,000	1,664,775
Telecom Italia Capital SA:
6% 9/30/34	560,000	574,000
6.375% 11/15/33	315,000	333,113
Telecom Italia SpA 5.303% 5/30/24 (a)	2,895,000	3,097,650
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,644,200
U.S. West Communications 7.25% 9/15/25	735,000	830,010
		23,621,637
Media - 2.4%
Altice Financing SA 7.5% 5/15/26 (a)	5,535,000	5,894,775
Altice SA 7.75% 5/15/22 (a)	256,000	262,534
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,247,150
5% 2/1/28 (a)	1,325,000	1,391,250
5.125% 5/1/23 (a)	2,195,000	2,245,485
5.125% 5/1/27 (a)	2,805,000	2,966,259
5.5% 5/1/26 (a)	5,360,000	5,648,100
CSC Holdings LLC:
5.25% 6/1/24	1,115,000	1,193,050
5.375% 7/15/23 (a)	3,000,000	3,083,280
5.5% 5/15/26 (a)	1,380,000	1,459,350
5.5% 4/15/27 (a)	2,650,000	2,835,500
7.5% 4/1/28 (a)	1,235,000	1,389,375
7.75% 7/15/25 (a)	1,555,000	1,669,681
DISH DBS Corp.:
5.875% 11/15/24	2,840,000	2,701,692
7.75% 7/1/26	1,060,000	1,041,450
E.W. Scripps Co. 5.125% 5/15/25 (a)	830,000	836,225
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,605,000	1,460,550
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	155,000	153,063
5.5% 10/1/21 (a)	225,000	225,653
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,135,000	2,145,675
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,653,438
4.625% 7/15/24 (a)	750,000	782,813
5% 8/1/27 (a)	1,060,000	1,118,300
5.375% 4/15/25 (a)	2,165,000	2,246,188
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	3,107,363
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,425,000	2,506,844
6% 1/15/27 (a)	2,000,000	2,085,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,905,000	3,064,630
		58,414,673
Wireless Telecommunication Services - 0.8%
Citizens Utilities Co. 7.05% 10/1/46	2,508,000	1,197,570
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,860,000	1,846,050
Millicom International Cellular SA:
6% 3/15/25 (a)	205,000	212,816
6.625% 10/15/26 (a)	2,740,000	2,997,731
Neptune Finco Corp. 6.625% 10/15/25 (a)	750,000	802,935
Sprint Communications, Inc. 6% 11/15/22	4,800,000	5,108,976
Sprint Corp. 7.875% 9/15/23	3,795,000	4,269,375
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	1,099,750
5.125% 4/15/25	995,000	1,036,611
6.375% 3/1/25	700,000	724,850
		19,296,664
TOTAL COMMUNICATION SERVICES		101,332,974
CONSUMER DISCRETIONARY - 1.9%
Diversified Consumer Services - 0.2%
Frontdoor, Inc. 6.75% 8/15/26 (a)	860,000	933,100
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,265,000	2,466,019
Service Corp. International 5.125% 6/1/29	735,000	786,450
		4,185,569
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	805,163
5% 10/15/25 (a)	1,410,000	1,455,825
Aramark Services, Inc. 4.75% 6/1/26	2,480,000	2,542,000
Eldorado Resorts, Inc.:
6% 4/1/25	765,000	810,900
6% 9/15/26	250,000	273,438
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,456,811
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	2,185,000	2,272,619
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,755,638
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	683,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	676,288
4.875% 4/1/27	390,000	410,475
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	213,265
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,050,000	3,194,875
5.75% 2/1/27(a)	505,000	557,495
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	1,300,000	1,334,255
Scientific Games Corp.:
5% 10/15/25 (a)	1,720,000	1,777,173
10% 12/1/22	1,080,000	1,120,500
Stars Group Holdings BV 7% 7/15/26 (a)	3,335,000	3,539,269
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,168,015
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,403,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,305,675
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,950,000	1,925,016
5.5% 10/1/27 (a)	2,305,000	2,273,306
		33,955,051
Household Durables - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,000,000	1,028,050
7% 7/15/24 (a)	1,070,000	1,106,113
		2,134,163
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,565,000	1,596,300
6.375% 5/15/25	1,000,000	1,028,750
		2,625,050
Leisure Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	1,520,000	1,561,800
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	880,000	937,182
TOTAL CONSUMER DISCRETIONARY		45,398,815
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,950,000	1,954,875
Food Products - 0.8%
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	76,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,505,000	4,685,245
5.875% 7/15/24 (a)	5,915,000	6,070,269
6.75% 2/15/28 (a)	525,000	585,375
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,410,000	1,494,600
6.5% 4/15/29 (a)	1,390,000	1,539,425
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	344,985
4.875% 11/1/26 (a)	2,000,000	2,087,500
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	901,763
5.75% 3/1/27 (a)	720,000	765,000
		18,551,037
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	523,750
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	3,795,000	3,719,100
TOTAL CONSUMER STAPLES		24,748,762
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	775,000	811,813
Jonah Energy LLC 7.25% 10/15/25 (a)	1,840,000	588,800
Nabors Industries, Inc. 5.5% 1/15/23	355,000	316,394
Noble Holding International Ltd.:
6.2% 8/1/40	1,000,000	465,000
7.875% 2/1/26 (a)	515,000	415,863
Summit Midstream Holdings LLC 5.75% 4/15/25	1,650,000	1,415,205
Valaris PLC 5.2% 3/15/25	2,500,000	1,506,250
Weatherford International Ltd.:
5.95% 4/15/42 (b)	150,000	63,000
6.5% 8/1/36 (b)	440,000	184,800
9.875% 2/15/24 (b)	360,000	152,100
Weatherford International, Inc. 9.875% 3/1/25 (b)	3,790,000	1,591,800
		7,511,025
Oil, Gas & Consumable Fuels - 3.0%
California Resources Corp. 8% 12/15/22 (a)	4,710,000	2,708,250
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,080,000	1,192,050
5.875% 3/31/25	2,230,000	2,486,450
7% 6/30/24	3,345,000	3,859,294
Cheniere Energy Partners LP:
5.25% 10/1/25	4,235,000	4,377,931
5.625% 10/1/26	615,000	648,825
Chesapeake Energy Corp. 8% 1/15/25	2,760,000	2,090,700
Citgo Holding, Inc. 9.25% 8/1/24 (a)	545,000	577,700
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,805,985
Comstock Escrow Corp. 9.75% 8/15/26	2,215,000	1,666,788
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(c)(d)	3,140,000	3,124,235
6.5% 5/15/26 (a)	1,100,000	1,097,250
6.875% 6/15/25 (a)	990,000	1,009,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	900,000	920,250
6.25% 4/1/23	1,580,000	1,607,650
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,640,819
DCP Midstream Operating LP:
5.125% 5/15/29	1,700,000	1,742,585
5.375% 7/15/25	1,785,000	1,887,638
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,690,000	1,174,888
9.25% 3/31/22 (a)	4,230,000	3,553,200
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	238,913
5.75% 1/30/28 (a)	230,000	240,925
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	935,000	780,725
8% 11/29/24 (a)	2,780,000	1,195,400
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	1,200,000	1,215,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,655,000	2,747,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	244,463
5.75% 10/1/25 (a)	990,000	923,175
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,031,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,235,000	1,228,825
MEG Energy Corp.:
6.375% 1/30/23 (a)	925,000	874,125
7% 3/31/24 (a)	1,635,000	1,555,294
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	172,550
5.375% 1/15/25 (a)	1,760,000	1,795,200
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,945,000	1,998,488
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,025,000	1,913,625
Sanchez Energy Corp. 7.25% 2/15/23 (a)(b)	3,615,000	2,530,500
SemGroup Corp.:
6.375% 3/15/25	1,750,000	1,653,750
7.25% 3/15/26	1,730,000	1,652,150
Southwestern Energy Co. 7.75% 10/1/27	980,000	852,600
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	815,000	833,338
5.5% 2/15/26	585,000	606,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	1,825,000	1,856,372
5.375% 2/1/27	3,000,000	3,095,400
		71,409,219
TOTAL ENERGY		78,920,244
FINANCIALS - 2.6%
Capital Markets - 0.1%
MSCI, Inc. 4.75% 8/1/26 (a)	1,775,000	1,857,094
Consumer Finance - 1.0%
Ally Financial, Inc.:
3.875% 5/21/24	840,000	885,150
5.75% 11/20/25	7,320,000	8,381,400
8% 11/1/31	1,850,000	2,585,375
Navient Corp.:
5.5% 1/25/23	1,620,000	1,701,486
5.875% 10/25/24	195,000	205,138
6.125% 3/25/24	505,000	535,931
6.5% 6/15/22	2,610,000	2,825,325
6.75% 6/15/26	1,190,000	1,273,300
7.25% 1/25/22	1,015,000	1,112,694
7.25% 9/25/23	1,825,000	2,025,750
Springleaf Finance Corp.:
6.875% 3/15/25	1,235,000	1,400,181
7.125% 3/15/26	870,000	992,235
		23,923,965
Diversified Financial Services - 1.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,745,000	3,976,067
5.5% 1/15/23 (a)	1,400,000	1,491,560
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	212,175
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,200,000	3,256,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	980,000	1,029,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	395,000	402,505
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	3,690,000	3,800,700
6.25% 5/15/26 (a)	1,210,000	1,262,998
6.375% 12/15/25	1,080,000	1,143,450
6.75% 2/1/24	1,975,000	2,066,344
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	455,000	470,743
5.25% 8/15/22 (a)	1,285,000	1,357,281
5.5% 2/15/24 (a)	670,000	724,538
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	2,255,000	2,238,088
6.875% 2/15/23 (a)	565,000	576,300
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	4,910,000	5,204,600
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,675,000	1,720,728
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	310,000	327,825
8.5% 8/15/27 (a)	315,000	338,625
		31,599,527
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,595,000	1,674,750
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,420,000	1,412,900
		3,087,650
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	527,875
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	675,000	709,830
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,965,000	2,038,688
		2,748,518
TOTAL FINANCIALS		63,744,629
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	1,002,050
4.625% 2/1/28 (a)	185,000	191,244
Teleflex, Inc. 4.875% 6/1/26	1,750,000	1,843,555
		3,036,849
Health Care Providers & Services - 1.5%
Community Health Systems, Inc.:
6.25% 3/31/23	6,515,000	6,303,914
8% 3/15/26 (a)	960,000	921,600
8.625% 1/15/24 (a)	1,445,000	1,445,000
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	2,087,047
5% 3/15/24	3,000,000	3,276,910
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	990,000	884,872
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,041,250
Tenet Healthcare Corp.:
5.125% 5/1/25	915,000	917,288
6.25% 2/1/27 (a)	885,000	918,188
6.75% 6/15/23	2,620,000	2,692,050
8.125% 4/1/22	7,645,000	8,236,723
THC Escrow Corp. III 7% 8/1/25	1,815,000	1,833,150
Vizient, Inc. 6.25% 5/15/27 (a)	125,000	134,375
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,095,000	1,146,520
5.375% 8/15/26 (a)	1,810,000	1,929,913
		35,768,800
Health Care Technology - 0.1%
IMS Health, Inc. 5% 5/15/27 (a)	1,425,000	1,505,156
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	735,000	786,377
Pharmaceuticals - 0.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,375,325
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	818,009
5.875% 5/15/23 (a)	155,000	156,938
6.125% 4/15/25 (a)	785,000	808,550
7% 3/15/24 (a)	2,500,000	2,640,400
		5,799,222
TOTAL HEALTH CARE		46,896,404
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,643,850
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,040,000	2,032,554
7.5% 3/15/25 (a)	780,000	759,525
7.875% 4/15/27 (a)	1,630,000	1,579,063
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,925,000	2,035,688
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,493,888
6.25% 3/15/26 (a)	2,455,000	2,648,282
6.375% 6/15/26	1,470,000	1,542,750
6.5% 7/15/24	780,000	805,350
6.5% 5/15/25	1,805,000	1,881,713
		17,422,663
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	2,815,000	3,001,494
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
7.625% 9/1/23	1,400,000	1,043,000
7.875% 12/1/22	1,150,000	1,093,938
8.75% 12/1/20	1,124,000	1,067,800
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	907,688
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,818,000
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,105,000	962,731
Tervita Escrow Corp. 7.625% 12/1/21 (a)	240,000	243,600
		7,136,757
Construction & Engineering - 0.2%
AECOM:
5.125% 3/15/27	2,520,000	2,632,190
5.875% 10/15/24	1,905,000	2,057,400
		4,689,590
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	757,900
Machinery - 0.1%
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,500,000	1,537,500
6.875% 9/1/27 (a)	435,000	447,432
		1,984,932
Trading Companies & Distributors - 0.2%
Avantor, Inc. 6% 10/1/24 (a)	780,000	836,550
FLY Leasing Ltd.:
5.25% 10/15/24	2,075,000	2,132,063
6.375% 10/15/21	1,500,000	1,528,125
		4,496,738
TOTAL INDUSTRIALS		39,490,074
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,835,000	2,764,125
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	900,000	819,000
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	367,059
		1,186,059
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26	1,795,000	1,916,198
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,062,210
		2,978,408
Software - 0.7%
Ascend Learning LLC:
6.875% 8/1/25 (a)	125,000	129,531
6.875% 8/1/25 (a)	1,160,000	1,202,050
CDK Global, Inc.:
4.875% 6/1/27	485,000	501,121
5.25% 5/15/29 (a)	240,000	247,800
5.875% 6/15/26	985,000	1,046,169
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,258,000	2,320,095
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,518,725
Nuance Communications, Inc. 5.625% 12/15/26	1,085,000	1,143,319
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,558,771
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,150,000	1,207,500
Symantec Corp. 5% 4/15/25 (a)	3,260,000	3,281,745
		17,156,826
TOTAL INFORMATION TECHNOLOGY		24,085,418
MATERIALS - 1.3%
Chemicals - 0.5%
Element Solutions, Inc. 5.875% 12/1/25 (a)	1,915,000	2,001,175
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,235,000	1,163,988
OCI NV 6.625% 4/15/23 (a)	2,620,000	2,764,100
Olin Corp. 5.125% 9/15/27	1,495,000	1,536,113
The Chemours Co. LLC:
5.375% 5/15/27	1,380,000	1,224,750
7% 5/15/25	815,000	804,813
TPC Group, Inc. 10.5% 8/1/24 (a)	330,000	346,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,165,600
Valvoline, Inc. 4.375% 8/15/25	1,025,000	1,035,250
		12,042,289
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	2,500,000	2,558,650
6% 2/15/25 (a)	2,260,000	2,360,288
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	2,199,500
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,440,000	1,296,000
7.875% 7/15/26 (a)	305,000	276,025
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,455,838
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,070,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	713,313
		12,929,614
Metals & Mining - 0.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	565,000	548,403
7.25% 4/1/23 (a)	2,395,000	2,227,350
Freeport-McMoRan, Inc.:
3.55% 3/1/22	475,000	476,188
3.875% 3/15/23	1,645,000	1,662,108
		4,914,049
Paper & Forest Products - 0.1%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	1,105,000	1,160,250
TOTAL MATERIALS		31,046,202
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Corrections Corp. of America:
4.125% 4/1/20	530,000	528,675
4.625% 5/1/23	275,000	265,375
5% 10/15/22	802,000	793,980
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,205,311
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	635,163
5.25% 8/1/26	1,035,000	1,093,529
5.5% 5/1/24	1,500,000	1,543,125
		6,065,158
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,345,000	2,415,350
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,105,000	1,164,394
		3,579,744
TOTAL REAL ESTATE		9,644,902
UTILITIES - 1.0%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	900,000	938,268
InterGen NV 7% 6/30/23 (a)	3,045,000	2,786,175
NRG Yield Operating LLC 5% 9/15/26	885,000	896,063
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,611,557	1,728,395
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,025,000	1,058,313
5.5% 9/1/26 (a)	3,566,000	3,744,300
		11,151,514
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,415,505
4.5% 9/15/27 (a)	250,000	256,875
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,095,000	1,168,442
6.625% 1/15/27	1,910,000	2,062,800
Talen Energy Supply LLC:
6.5% 6/1/25	190,000	144,400
10.5% 1/15/26 (a)	2,235,000	2,031,615
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	500,000	512,325
5% 1/31/28 (a)	560,000	583,111
6.625% 6/15/25 (a)(c)	1,215,000	1,281,825
The AES Corp.:
4.5% 3/15/23	755,000	776,065
5.125% 9/1/27	1,150,000	1,232,835
6% 5/15/26	2,000,000	2,144,480
		13,610,278
TOTAL UTILITIES		24,761,792

TOTAL NONCONVERTIBLE BONDS		490,070,216

TOTAL CORPORATE BONDS
(Cost $483,581,102)		492,114,856

Bank Loan Obligations - 0.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.87% 6/15/24 (c)(d)	2,744,000	2,710,468
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/22/24 (c)(d)	1,030,000	1,030,433
		3,740,901
Media - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3953% 8/19/23 (c)(d)	1,463,925	1,404,153

TOTAL COMMUNICATION SERVICES		5,145,054

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.14% 10/20/24 (c)(d)	1,312,400	1,310,484
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8659% 12/31/22 (c)(d)	475,000	431,856
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.112% 3/1/24 (c)(d)	850,000	361,250
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (c)(d)(e)(f)	1,590,296	1,510,781
		2,303,887
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5149% 6/21/24 (c)(d)	1,460,200	1,383,540
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/1/24 (c)(d)	405,663	401,606
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(d)	55,000	53,648
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(d)	242,072	233,263
		286,911

TOTAL INFORMATION TECHNOLOGY		688,517

TOTAL BANK LOAN OBLIGATIONS
(Cost $10,873,288)		10,831,482
	Shares	Value

Fixed-Income Funds - 77.7%
High Yield Fixed-Income Funds - 77.7%
Artisan High Income Fund Investor Shares	32,699,829	314,245,331
BlackRock High Yield Bond Portfolio Institutional Class	9,856,038	75,694,371
Eaton Vance Income Fund of Boston Class A	20,550,886	115,084,959
Fidelity Advisor High Income Advantage Fund Class I (g)	10,932,206	113,804,267
Fidelity Capital & Income Fund (g)	17,521,326	175,388,471
Hotchkis & Wiley High Yield Fund Class A	21,476,441	245,046,193
MainStay High Yield Corporate Bond Fund Class A	47,451,358	266,676,632
Prudential High Yield Fund	45,880,116	251,881,836
T. Rowe Price High Yield Fund Advisor Class	41,026,988	270,778,119
Vanguard High-Yield Corporate Fund Admiral Shares	7,803,885	45,964,881
TOTAL FIXED-INCOME FUNDS
(Cost $1,811,638,970)		1,874,565,060
	Principal Amount	Value

Preferred Securities - 0.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MPLX LP 6.875% (c)(h)	2,055,000	2,065,637
FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp.:
5.2% (c)(h)	1,200,000	1,251,685
6.25% (c)(h)	4,000,000	4,482,283
Barclays PLC 7.875% (Reg. S) (c)(h)	1,535,000	1,621,807
Royal Bank of Scotland Group PLC 7.5% (c)(h)	1,840,000	1,892,881
Wells Fargo & Co. 5.9% (c)(h)	2,250,000	2,430,166
		11,678,822
TOTAL PREFERRED SECURITIES
(Cost $13,122,083)		13,744,459
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.13% (i)	12,365,279	12,367,752
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (j)	2,072	2,072
TOTAL MONEY MARKET FUNDS
(Cost $12,369,679)		12,369,824
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,331,585,122)		2,403,625,681
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,481,413
NET ASSETS - 100%		$2,411,107,094

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,701,026 or 12.3% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,135,926 and $1,079,129, respectively.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$166,538
Total	$166,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$160,296,900	$3,426,629	$50,249,535	$3,426,380	$1,423,717	$(1,093,444)	$113,804,267
Fidelity Capital & Income Fund	360,272,960	4,967,725	193,034,748	4,967,274	20,266,037	(17,083,503)	175,388,471
Total	$520,569,860	$8,394,354	$243,284,283	$8,393,654	$21,689,754	$(18,176,947)	$289,192,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$492,114,856	$--	$492,114,856	$--
Bank Loan Obligations	10,831,482	--	9,320,701	1,510,781
Fixed-Income Funds	1,874,565,060	1,874,565,060	--	--
Preferred Securities	13,744,459	--	13,744,459	--
Money Market Funds	12,369,824	12,369,824	--	--
Total Investments in Securities:	$2,403,625,681	$1,886,934,884	$515,180,016	$1,510,781

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,088,752,696)	$2,102,065,191
Fidelity Central Funds (cost $12,367,607)	12,367,752
Other affiliated issuers (cost $230,464,819)	289,192,738
Total Investment in Securities (cost $2,331,585,122)		$2,403,625,681
Cash		29,929
Receivable for investments sold		5,202,201
Receivable for fund shares sold		618,045
Dividends receivable		188,747
Interest receivable		8,617,928
Distributions receivable from Fidelity Central Funds		25,070
Prepaid expenses		6,282
Other receivables		56,424
Total assets		2,418,370,307
Liabilities
Payable for investments purchased	$1,224,053
Payable for fund shares redeemed	1,466,015
Distributions payable	4,353,299
Accrued management fee	135,737
Other payables and accrued expenses	84,109
Total liabilities		7,263,213
Net Assets		$2,411,107,094
Net Assets consist of:
Paid in capital		$2,468,567,377
Total distributable earnings (loss)		(57,460,283)
Net Assets, for 254,551,099 shares outstanding		$2,411,107,094
Net Asset Value, offering price and redemption price per share ($2,411,107,094 ÷ 254,551,099 shares)		$9.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$46,776,797
Affiliated issuers		7,758,990
Interest		15,620,028
Income from Fidelity Central Funds		166,538
Total income		70,322,353
Expenses
Management fee	$3,881,344
Accounting fees and expenses	266,939
Custodian fees and expenses	7,912
Independent trustees' fees and expenses	13,823
Registration fees	22,736
Audit	23,054
Legal	5,336
Miscellaneous	14,419
Total expenses before reductions	4,235,563
Expense reductions	(3,066,848)
Total expenses after reductions		1,168,715
Net investment income (loss)		69,153,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,778,175)
Affiliated issuers	21,689,754
Capital gain distributions from underlying funds:
Affiliated issuers	634,664
Total net realized gain (loss)		11,546,243
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	36,176,644
Fidelity Central Funds	1
Other affiliated issuers	(18,176,947)
Total change in net unrealized appreciation (depreciation)		17,999,698
Net gain (loss)		29,545,941
Net increase (decrease) in net assets resulting from operations		$98,699,579

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,153,638	$163,409,710
Net realized gain (loss)	11,546,243	(34,529,191)
Change in net unrealized appreciation (depreciation)	17,999,698	(47,729,454)
Net increase (decrease) in net assets resulting from operations	98,699,579	81,151,065
Distributions to shareholders	(65,661,029)	(152,578,108)
Share transactions
Proceeds from sales of shares	139,099,480	518,968,318
Reinvestment of distributions	38,709,833	99,413,790
Cost of shares redeemed	(442,225,672)	(951,905,541)
Net increase (decrease) in net assets resulting from share transactions	(264,416,359)	(333,523,433)
Total increase (decrease) in net assets	(231,377,809)	(404,950,476)
Net Assets
Beginning of period	2,642,484,903	3,047,435,379
End of period	$2,411,107,094	$2,642,484,903
Other Information
Shares
Sold	14,767,188	55,268,271
Issued in reinvestment of distributions	4,104,148	10,691,042
Redeemed	(47,092,690)	(102,827,858)
Net increase (decrease)	(28,221,354)	(36,868,545)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.53	$9.57	$8.48	$9.94	$10.45
Income from Investment Operations
Net investment income (loss)B	.266	.513	.489	.493	.518	.551
Net realized and unrealized gain (loss)	.116	(.222)	(.050)	1.091	(1.300)	(.369)
Total from investment operations	.382	.291	.439	1.584	(.782)	.182
Distributions from net investment income	(.248)	(.469)	(.479)	(.494)	(.537)C	(.552)
Distributions from net realized gain	(.004)	(.012)	–	–	(.118)C	(.140)
Tax return of capital	–	–	–	–	(.023)	–
Total distributions	(.252)	(.481)	(.479)	(.494)	(.678)	(.692)
Net asset value, end of period	$9.47	$9.34	$9.53	$9.57	$8.48	$9.94
Total ReturnD,E	4.13%	3.21%	4.66%	19.08%	(8.26)%	1.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.36%	.38%	.29%	.26%	.26%
Expenses net of fee waivers, if any	.09%H	.11%	.13%	.04%	.01%	.01%
Expenses net of all reductions	.09%H	.11%	.13%	.04%	.01%	.01%
Net investment income (loss)	5.61%H	5.49%	5.09%	5.40%	5.56%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,411,107	$2,642,485	$3,047,435	$3,318,071	$3,813,523	$4,225,162
Portfolio turnover rateI	18%H	22%	33%	38%	10%	16%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $56,424 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$117,211,710
Gross unrealized depreciation	(46,116,339)
Net unrealized appreciation (depreciation)	$71,095,371
Tax cost	$2,332,530,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(14,878,146)
Long-term	(131,784,814)
Total capital loss carryforward	$(146,662,960)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $219,508,714 and $475,494,576, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,432 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $3,066,848.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.09%	$1,000.00	$1,041.30	$.46
Hypothetical-C		$1,000.00	$1,024.68	$.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

SRQ-SANN-1019
1.912883.109

Strategic Advisers® International Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)

% of fund's net assets
T. Rowe Price Overseas Stock Fund I Class	7.8
Fidelity International Discovery Fund	6.5
iShares MSCI Japan ETF	5.4
Fidelity Diversified International Fund	4.1
Artisan International Value Fund Investor Class	3.7
Fidelity Overseas Fund	3.2
Oakmark International Fund Investor Class	3.1
WCM Focused International Growth Fund Institutional Class	3.1
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	2.9
JOHCM International Select Fund Class II Shares	2.9
42.7

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Common Stocks	44.0%
Preferred Stocks	0.8%
Europe Stock Funds	0.8%
Foreign Large Blend Funds	18.7%
Foreign Large Growth Funds	20.6%
Foreign Large Value Funds	2.5%
Foreign Small Mid Growth Funds	0.6%
Foreign Small Mid Blend Funds	0.6%
Foreign Small Mid Value Funds	0.5%
Other	7.2%
Sector Funds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.0%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	189,941	$119,309
BT Group PLC sponsored ADR	241,100	2,411,000
Deutsche Telekom AG	608,341	10,156,037
Hellenic Telecommunications Organization SA	457,168	6,099,749
Koninklijke KPN NV	2,064,026	6,537,414
Nippon Telegraph & Telephone Corp.	119,600	5,737,107
Nippon Telegraph & Telephone Corp. sponsored ADR	24,984	1,197,483
Proximus	53,487	1,580,726
Telecom Italia SpA (a)	1,301,248	695,637
Telefonica SA	648,291	4,503,975
Telefonica SA sponsored ADR (b)	129,000	890,100
Telenor ASA	133,934	2,750,055
Telstra Corp. Ltd.	192,034	481,090
		43,159,682
Entertainment - 0.2%
International Games Systems Co. Ltd.	39,000	470,569
Konami Holdings Corp.	28,800	1,305,333
NetEase, Inc. ADR	29,823	7,604,865
Nintendo Co. Ltd.	28,300	10,708,739
Square Enix Holdings Co. Ltd.	177,300	7,076,312
Vivendi SA	339,785	9,496,597
		36,662,415
Interactive Media & Services - 0.4%
Baidu.com, Inc. sponsored ADR (a)	260,957	27,262,178
Kakao Corp.	19,594	2,177,363
NAVER Corp.	48,195	5,833,444
realestate.com.au Ltd.	29,352	2,065,860
Tencent Holdings Ltd.	498,300	20,572,581
Yandex NV Series A (a)	122,033	4,527,424
		62,438,850
Media - 0.1%
Eutelsat Communications	51,023	887,135
Informa PLC	626,169	6,628,725
Telenet Group Holding NV	3,676	183,178
Television Francaise 1 SA	57,551	523,089
		8,222,127
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL (For. Reg.)	1,147,200	8,701,991
China Mobile Ltd.	5,683,917	47,032,072
China Mobile Ltd. sponsored ADR	21,354	882,134
KDDI Corp.	2,558,300	68,142,424
NTT DOCOMO, Inc.	203,000	5,124,921
Rogers Communications, Inc. Class B (non-vtg.)	32,375	1,602,701
SK Telecom Co. Ltd.	141,058	27,905,157
SoftBank Corp.	391,000	17,754,827
Tele2 AB (B Shares)	337,432	4,759,972
Vodafone Group PLC	21,098,983	39,919,668
		221,825,867

TOTAL COMMUNICATION SERVICES		372,308,941

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	6,900	204,594
Continental AG	12,674	1,529,476
DENSO Corp.	37,100	1,556,849
Koito Manufacturing Co. Ltd.	220,400	10,352,483
Michelin CGDE Series B	35,258	3,711,939
Schaeffler AG	11,564	78,417
Toyota Industries Corp.	208,200	11,445,268
TPR Co. Ltd.	19,100	295,934
Unipres Corp.	18,400	286,128
Yorozu Corp.	17,400	205,062
		29,666,150
Automobiles - 0.1%
Ferrari NV	35,827	5,638,595
Fiat Chrysler Automobiles NV (Italy)	253,289	3,295,430
Honda Motor Co. Ltd. sponsored ADR	13,708	324,331
Maruti Suzuki India Ltd.	33,903	2,905,595
Mazda Motor Corp.	5,500	46,020
Nissan Motor Co. Ltd.	321,800	1,988,230
Peugeot Citroen SA	145,991	3,261,977
Yamaha Motor Co. Ltd.	29,000	474,439
		17,934,617
Distributors - 0.0%
Inchcape PLC	832,263	5,853,392
Diversified Consumer Services - 0.0%
G8 Education Ltd.	224,724	385,918
Ser Educacional SA (c)	78,000	442,647
		828,565
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	213,777	4,283,052
Carnival PLC	204,015	8,594,122
Carnival PLC sponsored ADR	4,700	200,972
Collins Foods Ltd.	95,921	557,481
Compass Group PLC	2,371,968	60,158,708
Dominos Pizza Enterprises Ltd.	4,607	132,698
Evolution Gaming Group AB (c)	123,070	2,309,761
Galaxy Entertainment Group Ltd.	841,000	5,263,383
Greggs PLC	203,467	5,233,813
Herfy Food Services Co.	34,940	475,095
Huazhu Group Ltd. ADR	63,888	2,110,221
InterContinental Hotel Group PLC	51,813	3,231,111
Jumbo Interactive Ltd.	26,257	395,917
Leejam Sports Co. JSC	5,657	117,493
Paddy Power Betfair PLC	55,091	4,535,570
Sands China Ltd.	264,400	1,197,002
SSP Group PLC	254,556	2,189,888
The Star Entertainment Group Ltd.	130,222	360,439
TUI AG (b)	561,600	5,578,493
Whitbread PLC	145,840	7,760,243
Yum China Holdings, Inc.	184,660	8,389,104
		123,074,566
Household Durables - 0.2%
Barratt Developments PLC	640,770	4,930,753
Bovis Homes Group PLC	7,528	94,166
Panasonic Corp.	481,000	3,705,106
Persimmon PLC	303,821	7,033,341
Redrow PLC	28,544	191,723
Sony Corp.	323,900	18,450,137
Starts Corp., Inc.	1,700	38,005
Taylor Wimpey PLC	1,088,460	1,933,017
		36,376,248
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	121,149	21,204,709
Just Eat Holding Ltd. (a)	757,432	7,242,273
Rakuten, Inc.	731,300	6,890,679
Zozo, Inc.	142,700	2,850,373
		38,188,034
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	34,400	2,023,815
Sega Sammy Holdings, Inc.	568,900	7,797,039
Technogym SpA (c)	138,088	1,397,003
		11,217,857
Multiline Retail - 0.1%
Debenhams PLC (a)(d)	913,233	11
Harvey Norman Holdings Ltd.	69,494	204,987
Lojas Renner SA	184,470	2,251,862
Magazine Luiza SA	316,800	2,776,303
Wesfarmers Ltd.	93,719	2,467,799
		7,700,962
Specialty Retail - 0.3%
Arc Land Sakamoto Co. Ltd.	8,200	92,856
Dufry AG	39,752	3,222,734
Dunelm Group PLC	81,503	868,754
Esprit Holdings Ltd. (a)	3,313,500	498,237
Fast Retailing Co. Ltd.	8,300	4,862,729
H&M Hennes & Mauritz AB (B Shares)	127,955	2,450,722
Hikari Tsushin, Inc.	3,200	750,035
John David Group PLC	29,464	221,206
Kingfisher PLC	457,685	1,083,647
Kingfisher PLC ADR	67,268	316,832
Mr Price Group Ltd.	108,665	1,229,943
Nitori Holdings Co. Ltd.	21,900	3,159,199
Pets At Home Group PLC	83,413	234,661
Super Retail Group Ltd.	116,970	736,532
USS Co. Ltd.	900,800	17,026,464
WH Smith PLC	93,698	2,232,350
		38,986,901
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	86,170	25,541,976
adidas AG sponsored ADR	500	74,223
Burberry Group PLC	73,064	1,923,889
Compagnie Financiere Richemont SA:
ADR	12,490	96,423
Series A	369,285	28,694,042
ECLAT Textile Co. Ltd.	135,000	1,654,750
Essilor International SA	175,491	25,893,252
Gildan Activewear, Inc.	416,707	15,276,753
Hermes International SCA	6,007	4,099,838
Kering SA	27,480	13,300,914
Li Ning Co. Ltd.	1,946,000	5,739,303
lululemon athletica, Inc. (a)	24,891	4,596,621
LVMH Moet Hennessy Louis Vuitton SE	128,480	51,236,054
Moncler SpA	50,177	1,879,962
Pandora A/S	8,124	346,056
Puma AG	59,440	4,510,866
Seiko Holdings Corp.	35,900	753,246
Shenzhou International Group Holdings Ltd.	304,000	4,124,464
Titan Co. Ltd.	149,570	2,313,266
Youngone Holdings Co. Ltd.	387	15,779
		192,071,677

TOTAL CONSUMER DISCRETIONARY		501,898,969

CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	19,551	1,847,950
Carlsberg A/S Series B	27,426	4,048,484
Coca-Cola HBC AG	48,587	1,613,994
Coca-Cola West Co. Ltd.	141,000	3,065,939
Davide Campari-Milano SpA	155,584	1,457,729
Diageo PLC	1,607,651	68,829,596
Diageo PLC sponsored ADR	32,146	5,505,967
Fever-Tree Drinks PLC	64,312	1,768,559
Heineken Holding NV	126,096	12,465,794
Heineken NV (Bearer)	295,741	31,450,304
ITO EN Ltd.	465,500	21,273,615
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	164,582	2,575,158
Kirin Holdings Co. Ltd.	277,900	5,489,463
Kweichow Moutai Co. Ltd. (A Shares)	75,822	12,098,804
Pernod Ricard SA	279,072	53,276,236
Royal Unibrew A/S	28,906	2,502,654
Wuliangye Yibin Co. Ltd. (A Shares)	121,000	2,392,340
		231,662,586
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	168,105	10,580,741
Bidcorp Ltd.	80,872	1,732,733
Carrefour SA	881,955	15,024,346
Coles Group Ltd.	156,812	1,461,574
Colruyt NV	3,887	198,947
Matsumotokiyoshi Holdings Co. Ltd.	56,300	2,088,031
Metcash Ltd.	416,638	813,696
Seven & i Holdings Co. Ltd.	415,500	14,694,732
Seven & i Holdings Co. Ltd. ADR	4,000	70,640
Sundrug Co. Ltd.	173,300	5,391,411
Tesco PLC	4,364,900	11,666,959
WM Morrison Supermarkets PLC	137,100	304,619
Woolworths Group Ltd.	285,264	7,256,034
		71,284,463
Food Products - 2.2%
Aryzta AG (a)	4,600,797	3,720,614
Associated British Foods PLC	59,014	1,630,765
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	92,000	130,122
China Mengniu Dairy Co. Ltd.	965,000	3,817,486
Danone SA	696,015	62,355,531
Ezaki Glico Co. Ltd.	95,200	4,131,143
Kerry Group PLC Class A	250,661	29,835,456
La Doria SpA	17,325	148,901
Lindt & Spruengli AG (participation certificate)	219	1,620,788
Marine Harvest ASA (b)	319,700	7,648,493
Nestle SA:
(Reg. S)	1,620,858	182,143,006
sponsored ADR	95,157	10,694,695
New Hampshire Foods Ltd.	13,200	506,952
Nissin Food Holdings Co. Ltd.	81,300	5,640,147
Tassal Group Ltd.	56,664	164,853
Toyo Suisan Kaisha Ltd.	514,400	20,942,062
Vitasoy International Holdings Ltd.	404,000	1,877,618
WH Group Ltd. (c)	2,001,000	1,603,528
WH Group Ltd. ADR	4,700	74,965
Yakult Honsha Co. Ltd.	83,000	4,781,475
		343,468,600
Household Products - 0.6%
Colgate-Palmolive Co.	412,726	30,603,633
Essity AB Class B	133,358	4,159,179
Henkel AG & Co. KGaA	4,707	434,810
Hindustan Unilever Ltd.	140,542	3,701,538
Reckitt Benckiser Group PLC	704,208	55,034,533
Reckitt Benckiser Group PLC ADR	22,888	361,173
		94,294,866
Personal Products - 1.2%
Kao Corp.	687,100	49,633,411
Kobayashi Pharmaceutical Co. Ltd.	280,300	21,002,382
Kose Corp.	32,300	5,548,783
L'Oreal SA	258,379	70,595,300
Shiseido Co. Ltd.	148,900	12,179,988
Unilever NV	197,642	12,263,351
Unilever NV (NY Reg.)	10,400	645,736
Unilever PLC	168,500	10,645,530
Unilever PLC sponsored ADR	61,587	3,891,067
		186,405,548
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	1,569,208	55,045,219
Imperial Tobacco Group PLC	425,103	10,989,302
Imperial Tobacco Group PLC sponsored ADR	18,500	480,815
Japan Tobacco, Inc.	411,200	8,680,345
		75,195,681

TOTAL CONSUMER STAPLES		1,002,311,744

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Core Laboratories NV (b)	114,333	4,526,443
TechnipFMC PLC	366,900	9,113,796
Tenaris SA	222,599	2,420,676
		16,060,915
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	8,191,558	49,888,695
Cairn Energy PLC (a)	2,811,091	5,712,294
Caltex Australia Ltd.	450,229	7,264,833
CNOOC Ltd. sponsored ADR	768	113,848
Enbridge, Inc.	178,216	5,960,612
Encana Corp. (Toronto)	3,640,992	16,134,785
Eni SpA	1,679,703	25,352,568
Eni SpA sponsored ADR (b)	18,532	559,666
EnQuest PLC (a)	567,627	127,363
Equinor ASA	49,974	854,453
Galp Energia SGPS SA Class B	767,575	11,031,367
Gazprom OAO	875,100	3,044,288
Gazprom OAO sponsored ADR (Reg. S)	733,802	5,063,234
Gaztransport et Technigaz SA	2,119	198,188
Gulf Keystone Petroleum Ltd.	8,842	25,499
INPEX Corp.	15,900	137,545
JX Holdings, Inc.	2,677,600	11,067,296
Lukoil PJSC	63,949	5,162,419
Lundin Petroleum AB	30,447	925,076
Neste Oyj	262,524	8,263,413
Oil Search Ltd. ADR	1,175,976	5,258,621
Premier Oil PLC (a)	329,752	324,043
Repsol SA	87,340	1,270,752
Royal Dutch Shell PLC:
Class A	430,567	11,955,603
Class B (United Kingdom)	1,072,678	29,702,291
Santos Ltd.	980,900	4,762,833
SK Energy Co. Ltd.	36,979	5,041,091
Total SA	778,140	38,859,299
VERBIO Vereinigte BioEnergie AG	8,253	74,106
		254,136,081

TOTAL ENERGY		270,196,996

FINANCIALS - 6.6%
Banks - 2.6%
Agricultural Bank of China Ltd. (H Shares)	6,073,000	2,334,775
AIB Group PLC	4,749,417	12,016,087
Akbank TAS (a)	3,094,138	3,685,457
Banco Santander SA (Spain) sponsored ADR (b)	629,510	2,360,663
Bank Albilad	27,238	190,267
Bank Leumi le-Israel BM	244,240	1,664,087
Bank of China Ltd. (H Shares)	6,762,000	2,585,601
Barclays PLC	23,810,436	39,664,102
BNP Paribas SA	1,081,529	48,750,906
CaixaBank SA	5,531,493	12,551,908
Canadian Imperial Bank of Commerce	123,107	9,535,846
Chiba Bank Ltd.	735,600	3,669,864
China Merchants Bank Co. Ltd. (H Shares)	2,448,000	11,106,484
Credicorp Ltd. (United States)	31,317	6,486,377
DBS Group Holdings Ltd.	615,700	10,883,171
Erste Group Bank AG	19,934	641,261
First International Bank of Israel	14,232	368,460
HDFC Bank Ltd.	489,229	15,284,794
HSBC Holdings PLC (United Kingdom)	1,323,600	9,529,486
ING Groep NV (Certificaten Van Aandelen)	1,652,795	15,790,271
Intesa Sanpaolo SpA	6,659,205	14,653,305
Jyske Bank A/S (Reg.)	91,613	2,569,655
KB Financial Group, Inc.	27,839	910,254
KBC Groep NV	312,875	18,101,068
Lloyds Banking Group PLC	27,871,176	16,957,305
Mebuki Financial Group, Inc.	1,215,200	2,710,994
Mediobanca SpA	887,700	8,790,396
Mitsubishi UFJ Financial Group, Inc.	2,956,800	14,231,823
Mizrahi Tefahot Bank Ltd.	13,398	308,200
National Bank of Abu Dhabi PJSC	639,517	2,656,856
North Pacific Bank Ltd.	1,081,700	2,168,797
PT Bank Central Asia Tbk	5,789,200	12,447,698
Raiffeisen International Bank-Holding AG	23,327	509,802
Riyad Bank	22,357	152,595
Sberbank of Russia	377,260	1,268,148
Sberbank of Russia sponsored ADR (United Kingdom)	39,400	540,962
Societe Generale Series A	135,803	3,437,805
Sumitomo Mitsui Financial Group, Inc.	866,500	28,393,689
Svenska Handelsbanken AB (A Shares)	858,303	7,562,501
Sydbank A/S	121,475	1,698,256
The Hachijuni Bank Ltd.	721,600	2,594,731
The Toronto-Dominion Bank	179,329	9,724,766
TISCO Financial Group PCL	730,900	2,437,528
Turkiye Is Bankasi A/S Series C (a)	1,477,591	1,397,327
UniCredit SpA	4,517,029	49,942,274
Yapi ve Kredi Bankasi A/S (a)	272,103	106,945
		415,373,547
Capital Markets - 1.2%
3i Group PLC	712,979	9,512,717
Ashmore Group PLC	101,223	555,735
Azimut Holding SpA	11,400	200,780
Banca Generali SpA	83,626	2,483,385
BM&F BOVESPA SA	574,000	6,209,901
Brewin Dolphin Holding PLC	39,343	145,724
Brookfield Asset Management, Inc. Class A (b)	279,022	14,389,102
BT Investment Management Ltd.	223,809	1,002,316
Bure Equity AB	30,199	464,617
Burford Capital Ltd.	65,540	557,845
Close Brothers Group PLC	70,193	1,100,946
Daiwa Securities Group, Inc.	1,678,000	7,219,972
Deutsche Borse AG	54,200	7,963,779
Euronext NV (c)	268,442	21,050,475
Hargreaves Lansdown PLC	22,415	512,216
HFA Holdings Ltd.	102,672	206,742
Hong Kong Exchanges and Clearing Ltd.	314,900	9,610,383
IG Group Holdings PLC	403,608	2,651,013
Intermediate Capital Group PLC	324,796	5,280,029
Investec Ltd.	123,500	652,072
JAFCO Co. Ltd.	27,500	962,959
Julius Baer Group Ltd.	401,509	15,936,132
Jupiter Fund Management PLC	142,203	591,252
London Stock Exchange Group PLC	117,796	9,967,458
Macquarie Group Ltd.	187,759	15,659,110
Magellan Financial Group Ltd.	8,995	307,367
Partners Group Holding AG	11,574	9,385,494
Pinnacle Investment Management Group Ltd. (b)	67,087	199,243
President Securities Corp.	619,000	251,923
St. James's Place Capital PLC	365,620	4,083,168
TMX Group Ltd.	141,943	12,293,411
Tullett Prebon PLC	105,290	373,204
UBS Group AG	3,553,757	37,521,355
		199,301,825
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	721,400	10,566,183
Afterpay Touch Group Ltd. (a)	32,989	688,265
Flexigroup Ltd.	279,192	348,781
Hitachi Capital Corp.	18,500	369,182
		11,972,411
Diversified Financial Services - 0.3%
Cerved Information Solutions SpA	168,198	1,354,085
Challenger Ltd.	621,700	2,809,369
Dovalue SpA (c)	28,285	310,866
EXOR NV	47,522	3,212,087
Fuyo General Lease Co. Ltd.	11,600	666,071
Grenkeleasing AG (b)	20,199	1,636,119
Groupe Bruxelles Lambert SA	80,200	7,488,698
Investor AB (B Shares)	133,500	6,259,693
Nyfosa AB (a)	5,462	36,674
ORIX Corp.	1,027,500	15,175,295
Plus500 Ltd.	16,664	138,206
RMB Holdings Ltd.	506,199	2,384,370
Zenkoku Hosho Co. Ltd.	47,900	1,823,839
		43,295,372
Insurance - 2.4%
AEGON NV	454,904	1,731,369
AEGON NV:
rights 9/20/19 (a)(b)(e)	454,904	74,994
(NY Reg.)	426,020	1,610,356
Ageas	59,087	3,162,557
AIA Group Ltd.	4,480,600	43,357,684
Allianz SE	159,990	35,310,432
Allianz SE sponsored ADR	38,870	855,140
Aon PLC	106,919	20,833,167
ASR Nederland NV	12,694	443,792
Assicurazioni Generali SpA	472,735	8,557,143
Aviva PLC	6,508,206	28,096,867
AXA SA	435,974	9,997,133
AXA SA sponsored ADR	3,619	82,839
Beazley PLC	357,826	2,479,618
CNP Assurances	97,156	1,763,994
Coface SA	54,573	644,169
Dai-ichi Mutual Life Insurance Co.	313,300	4,270,329
Direct Line Insurance Group PLC	821,547	2,830,033
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,664	9,653,123
Hastings Group Holdings PLC (c)	6,932	15,436
Hiscox Ltd.	1,302,466	24,565,030
Insurance Australia Group Ltd.	127,936	694,438
IRB Brasil Resseguros SA	117,600	3,081,285
Japan Post Holdings Co. Ltd.	152,900	1,390,327
Legal & General Group PLC	662,178	1,769,401
Manulife Financial Corp.	762,281	12,647,429
MAPFRE SA (Reg.)	231,689	602,982
Medibank Private Ltd.	476,482	1,168,028
Menora Mivtachim Holdings Ltd.	9,590	140,204
MS&AD Insurance Group Holdings, Inc.	360,500	11,459,580
MS&AD Insurance Group Holdings, Inc. ADR	5,200	82,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,175	5,789,501
NKSJ Holdings, Inc.	644,400	25,743,245
NN Group NV	111,804	3,742,870
NN Group NV rights (a)(e)	111,804	93,387
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,338,500	15,356,627
Poste Italiane SpA (c)	57,081	613,045
Prudential PLC	2,177,695	36,298,008
Prudential PLC ADR	51,230	1,710,570
QBE Insurance Group Ltd.	420,064	3,544,638
Saga PLC	350,917	175,581
Societa Cattolica Di Assicurazioni SCRL	75,279	612,656
Sony Financial Holdings, Inc.	106,500	2,460,121
Steadfast Group Ltd.	116,423	294,019
Storebrand ASA (A Shares)	223,867	1,288,337
Suncorp Group Ltd.	155,432	1,445,571
Swiss Re Ltd.	83,002	7,980,268
T&D Holdings, Inc.	275,000	2,677,907
Talanx AG	126,500	5,238,644
The Phoenix Holdings Ltd.	54,338	329,172
Tokio Marine Holdings, Inc.	192,300	9,905,075
Tokio Marine Holdings, Inc. ADR	4,200	216,468
Tryg A/S	54,868	1,640,084
Unipol Gruppo SpA	156,166	784,368
Vienna Insurance Group AG	6,717	165,364
Zurich Insurance Group Ltd.	39,408	14,023,236
		375,499,853
Thrifts & Mortgage Finance - 0.0%
OneSavings Bank PLC	7,895	30,914

TOTAL FINANCIALS		1,045,473,922

HEALTH CARE - 4.6%
Biotechnology - 0.2%
Abcam PLC	90,244	1,270,489
CSL Ltd.	69,974	11,350,756
Genmab A/S (a)	31,239	6,385,865
Vitrolife AB	74,046	1,282,554
		20,289,664
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (a)	84,486	5,147,265
ASAHI INTECC Co. Ltd.	184,400	4,120,729
Carl Zeiss Meditec AG	27,751	3,199,422
Cochlear Ltd.	18,140	2,663,172
Coloplast A/S Series B	63,002	7,503,168
Dentsply Sirona, Inc.	106,135	5,534,940
Getinge AB (B Shares)	109,280	1,508,151
Hoya Corp.	268,600	21,867,759
Koninklijke Philips Electronics NV	827,215	38,990,216
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (b)	30,454	1,433,774
Nanosonics Ltd. (a)	64,054	287,725
Nihon Kohden Corp.	511,600	14,196,798
Olympus Corp.	773,000	9,051,744
Smith & Nephew PLC	233,472	5,594,668
Smith & Nephew PLC sponsored ADR	13,035	625,159
Terumo Corp.	1,326,700	38,551,540
		160,276,230
Health Care Providers & Services - 0.2%
Amplifon SpA	93,556	2,401,939
Estia Health Ltd.	38,136	69,086
Fresenius SE & Co. KGaA	235,700	11,439,475
Notre Dame Intermedica Participacoes SA	242,100	3,278,669
Orpea	26,000	3,280,444
Sinopharm Group Co. Ltd. (H Shares)	1,010,862	3,648,218
Sonic Healthcare Ltd.	396,412	7,862,080
Spire Healthcare Group PLC (c)	91,336	117,028
Suzuken Co. Ltd.	1,000	53,749
		32,150,688
Life Sciences Tools & Services - 0.2%
Clinigen Group PLC	7,657	82,456
ICON PLC (a)	41,698	6,429,415
Lonza Group AG	49,710	17,568,637
QIAGEN NV(a)	153,372	5,320,475
Sartorius Stedim Biotech	10,156	1,571,603
Tecan Group AG	6,422	1,541,669
		32,514,255
Pharmaceuticals - 3.0%
Allergan PLC	20,700	3,306,204
Astellas Pharma, Inc.	1,131,600	15,620,028
AstraZeneca PLC:
(United Kingdom)	379,184	33,869,274
sponsored ADR	188,952	8,508,509
Bayer AG	585,556	43,520,756
Bayer AG sponsored ADR	88,631	1,649,423
Dainippon Sumitomo Pharma Co. Ltd.	10,400	181,695
Eisai Co. Ltd.	35,600	1,819,626
GlaxoSmithKline PLC sponsored ADR	162,855	6,771,511
Ipsen SA	18,241	1,916,567
Kyowa Hakko Kirin Co., Ltd.	310,700	5,688,441
Merck KGaA	74,500	7,963,573
Novartis AG	966,168	87,104,609
Novo Nordisk A/S:
Series B	666,958	34,750,099
Series B sponsored ADR	88,119	4,591,881
Roche Holding AG:
(Bearer)	1,350	366,911
(participation certificate)	294,289	80,417,489
sponsored ADR (a)	133,321	4,556,912
Rohto Pharmaceutical Co. Ltd.	398,600	9,890,428
Sanofi SA	227,691	19,560,413
Sanofi SA sponsored ADR	89,792	3,856,566
Santen Pharmaceutical Co. Ltd.	2,381,000	41,709,804
Shionogi & Co. Ltd.	87,800	4,706,744
Takeda Pharmaceutical Co. Ltd.	1,471,200	49,602,858
UCB SA	15,113	1,128,480
		473,058,801

TOTAL HEALTH CARE		718,289,638

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.8%
Airbus Group NV	215,222	29,656,178
Airbus Group NV ADR	4,300	148,006
BAE Systems PLC	863,078	5,739,581
Chemring Group PLC	41,521	90,234
Cobham PLC	7,858,589	15,443,165
Dassault Aviation SA	1,600	2,275,473
Leonardo SpA	159,766	1,954,326
Meggitt PLC	258,132	1,944,248
MTU Aero Engines Holdings AG	47,518	12,967,383
QinetiQ Group PLC	234,119	822,152
Rolls-Royce Holdings PLC	3,462,260	32,539,291
Safran SA	138,481	20,112,905
Senior Engineering Group PLC	325,958	802,770
Thales SA	70,841	8,186,748
		132,682,460
Air Freight & Logistics - 0.3%
Deutsche Post AG	1,068,142	35,100,850
Konoike Transport Co. Ltd.	3,200	50,093
SBS Co. Ltd.	12,800	180,972
Yamato Holdings Co. Ltd.	270,800	4,687,732
		40,019,647
Airlines - 0.3%
Air France KLM (Reg.) (a)	25,047	282,023
Deutsche Lufthansa AG	126,011	1,936,124
International Consolidated Airlines Group SA:
ADR	16,000	162,400
CDI	128,741	660,602
Japan Airlines Co. Ltd.	288,700	9,019,582
Qantas Airways Ltd.	2,752,109	11,324,322
Ryanair Holdings PLC sponsored ADR (a)	526,876	30,189,995
		53,575,048
Building Products - 0.4%
Agc, Inc.	49,700	1,433,901
Agc, Inc. ADR	9,900	56,232
Belimo Holding AG (Reg.)	236	1,192,220
Central Glass Co. Ltd.	10,400	215,763
Compagnie de St. Gobain	146,589	5,287,586
Daikin Industries Ltd.	216,600	26,821,415
Geberit AG (Reg.)	16,850	7,662,728
GWA Group Ltd.	212,008	471,163
Kingspan Group PLC (Ireland)	112,305	5,127,233
Nibe Industrier AB (B Shares)	148,318	1,855,741
Toto Ltd.	314,100	11,368,330
		61,492,312
Commercial Services & Supplies - 0.5%
Aggreko PLC	90,090	839,920
AMA Group Ltd.	137,227	127,533
BIC SA	12,406	792,183
Brambles Ltd.	2,633,404	20,040,165
Brambles Ltd. ADR	1,383	20,897
Downer EDI Ltd.	347,436	1,803,992
Duskin Co. Ltd.	10,000	256,695
Edenred SA	37,371	1,819,516
Intrum Justitia AB	25,085	637,435
IWG PLC	210,409	1,068,139
Rentokil Initial PLC	2,004,631	10,981,436
Ritchie Bros. Auctioneers, Inc.	192,156	7,601,665
Secom Co. Ltd.	259,100	22,106,485
SG Fleet Group Ltd.	74,291	125,078
Shanks Group PLC	183,603	68,810
Sohgo Security Services Co., Ltd.	150,600	7,598,400
Toppan Printing Co. Ltd.	73,900	1,177,698
Transpacific Industries Group Ltd.	31,867	44,424
		77,110,471
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	156,766	5,932,278
Balfour Beatty PLC	4,422,824	11,602,929
Cimic Group Ltd.	12,848	268,227
Kajima Corp.	29,300	356,614
Monadelphous Group Ltd.	88,093	943,880
		19,103,928
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	2,753,522	52,361,405
Denyo Co. Ltd.	12,000	173,615
Legrand SA	617,122	43,557,082
Melrose Industries PLC	4,279,820	9,423,306
Mitsubishi Electric Corp.	317,700	3,838,358
Nexans SA	14,913	478,592
Prysmian SpA	235,824	5,159,025
Schneider Electric SA	751,272	62,929,496
Siemens Gamesa Renewable Energy SA	488,300	6,646,610
Tatsuta Electric Wire & Cable Co. Ltd.	63,300	255,619
		184,823,108
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	80,872	952,737
CK Hutchison Holdings Ltd.	1,391,900	12,099,548
DCC PLC (United Kingdom)	88,700	7,537,842
Lifco AB	41,099	1,997,445
Nolato AB Series B	36,344	1,944,094
Siemens AG	430,446	43,045,637
Toshiba Corp.	415,690	12,912,665
		80,489,968
Machinery - 1.4%
Amada Holdings Co. Ltd.	17,700	184,439
Atlas Copco AB:
(A Shares)	278,942	8,330,190
(B Shares)	34,192	911,006
CNH Industrial NV	181,133	1,861,344
Epiroc AB Class A	191,537	1,984,718
Fanuc Corp.	215,800	37,370,631
Fujitec Co. Ltd.	20,700	244,148
GEA Group AG	758,678	20,453,729
Harmonic Drive Systems, Inc. (b)	54,200	2,153,000
Hino Motors Ltd.	105,300	828,642
IMI PLC	1,150,517	14,069,488
Interpump Group SpA	57,668	1,644,078
JTEKT Corp.	73,600	798,110
Kawasaki Heavy Industries Ltd.	65,200	1,278,407
KION Group AG	29,978	1,449,353
Kitz Corp.	73,600	475,956
Kubota Corp.	956,300	13,727,656
Max Co. Ltd.	12,800	206,516
Meidensha Corp.	5,300	87,257
Misumi Group, Inc.	436,500	9,894,027
Mitsuboshi Belting Ltd.	15,900	261,470
Morgan Advanced Materials PLC	35,343	109,922
Nordson Corp.	87,384	11,880,729
Noritake Co. Ltd.	1,100	40,123
Organo Corp.	9,900	378,816
Rotork PLC	714,577	2,691,964
Ryobi Ltd.	14,000	210,458
Schindler Holding AG (participation certificate)	88,331	20,169,544
Sintokogio Ltd.	39,800	338,301
SMC Corp.	52,900	19,987,819
Sodick Co. Ltd.	16,500	116,642
Spirax-Sarco Engineering PLC	262,398	25,622,693
Sumitomo Heavy Industries Ltd.	8,400	241,559
Techtronic Industries Co. Ltd.	1,945,000	13,416,074
The Weir Group PLC	129,473	2,307,214
VAT Group AG (c)	17,481	2,101,782
Vesuvius PLC	32,206	182,461
Wartsila Corp.	194,179	2,380,616
		220,390,882
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	6,100	6,496,621
Professional Services - 1.3%
51job, Inc. sponsored ADR (a)	86,672	6,234,317
Benefit One, Inc.	127,800	2,065,540
Centre Testing International Group Co. Ltd. (A Shares)	1,504,900	2,573,773
Experian PLC	1,404,826	43,042,498
Experian PLC ADR	11,200	344,848
Hays PLC	86,830	147,917
Intertek Group PLC	336,729	22,240,245
IPH Ltd.	149,533	936,538
McMillan Shakespeare Ltd.	17,175	184,370
Nihon M&A Center, Inc.	104,300	3,043,536
Randstad NV	16,012	747,035
Recruit Holdings Co. Ltd.	173,800	5,266,270
RELX PLC:
(Euronext N.V.)	1,160,152	27,745,416
(London Stock Exchange)	912,999	21,846,580
SGS SA (Reg.)	10,547	25,894,630
SR Teleperformance SA	25,682	5,605,644
TechnoPro Holdings, Inc.	47,600	2,764,550
Thomson Reuters Corp.	175,095	12,032,028
Wolters Kluwer NV	210,947	15,190,242
Wolters Kluwer NV ADR	800	57,424
		197,963,401
Road & Rail - 0.6%
Aurizon Holdings Ltd.	482,334	1,919,732
Canadian National Railway Co.	208,606	19,209,175
Canadian Pacific Railway Ltd.	43,532	10,481,488
Central Japan Railway Co.	10,800	2,136,415
DSV A/S	103,666	10,274,081
East Japan Railway Co.	375,200	35,724,083
Hankyu Hanshin Holdings, Inc.	53,600	2,030,781
Keio Corp.	2,700	168,758
Localiza Rent A Car SA	224,400	2,549,089
Maruzen Showa Unyu Co. Ltd.	3,800	110,886
Nikkon Holdings Co. Ltd.	24,100	537,194
Nippon Express Co. Ltd.	11,800	609,799
Sankyu, Inc.	38,480	1,948,721
Seibu Holdings, Inc.	61,100	1,036,977
The Go-Ahead Group PLC	6,430	162,740
Tokyu Corp.	80,700	1,442,550
West Japan Railway Co.	39,200	3,302,490
		93,644,959
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	221	11,850
Ashtead Group PLC	117,658	3,251,306
Brenntag AG	209,914	10,111,843
Daiichi Jitsugyo Co. Ltd.	3,200	83,317
Ferguson PLC	20,046	1,474,251
Ferguson PLC ADR	20,500	149,855
Indutrade AB	69,324	1,980,555
Marubeni Corp.	306,300	1,955,119
MonotaRO Co. Ltd.	87,800	2,157,912
Rexel SA	479,588	5,086,430
Sumitomo Corp.	318,100	4,768,431
Toyota Tsusho Corp.	49,300	1,529,096
		32,559,965
Transportation Infrastructure - 0.2%
Aena Sme SA (c)	22,109	3,985,019
Airports of Thailand PCL (For. Reg.)	940,100	2,213,085
Astm SpA	9,663	298,001
Atlantia SpA	61,759	1,504,816
Auckland International Airport Ltd.	260,928	1,581,631
China Merchants Holdings International Co. Ltd.	3,778,582	5,885,939
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,650	1,864,484
Kamigumi Co. Ltd.	42,600	998,083
Malaysia Airports Holdings Bhd	1,226,300	2,399,821
The Drilling Co. of 1972 A/S (a)	24,800	1,363,451
The Sumitomo Warehouse Co. Ltd.	60,500	800,136
		22,894,466

TOTAL INDUSTRIALS		1,223,247,236

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.1%
Nokia Corp.	464,105	2,296,071
Telefonaktiebolaget LM Ericsson:
(B Shares)	1,182,483	9,253,137
(B Shares) sponsored ADR	91,702	718,944
Tencent Music Entertainment Group ADR (a)(b)	108,724	1,446,029
		13,714,181
Electronic Equipment & Components - 1.1%
Daiwabo Holdings Co. Ltd.	14,000	544,924
Enplas Corp.	6,600	184,329
ESPEC Corp.	15,100	267,077
Halma PLC	998,576	23,851,771
Hexagon AB (B Shares)	150,974	6,706,777
Hirose Electric Co. Ltd.	160,690	18,256,961
Hitachi High-Technologies Corp.	28,000	1,512,872
Hitachi Ltd.	1,032,380	35,266,221
Hitachi Ltd. sponsored ADR	978	66,533
Hosiden Corp.	13,800	129,901
Ingenico SA	67,687	6,710,104
Keyence Corp.	27,800	16,459,924
Kyocera Corp.	324,700	19,301,365
Murata Manufacturing Co. Ltd.	15,600	648,538
Mycronic AB	16,873	205,956
Oki Electric Industry Co. Ltd.	62,800	880,211
OMRON Corp.	353,000	17,478,044
Philips Lighting NV (c)	35,373	1,034,509
Renishaw PLC	30,507	1,317,793
Samsung SDI Co. Ltd.	19,869	4,095,736
Sanshin Electronic Co. Ltd.	1,600	22,320
Shimadzu Corp.	109,700	2,728,172
Spectris PLC	340,105	9,563,837
TDK Corp.	5,700	453,918
Yokogawa Electric Corp.	369,300	6,709,173
		174,396,966
Internet Software & Services - 0.0%
Scout24 AG (c)	108,867	6,437,185
IT Services - 1.4%
Adyen BV (a)(c)	7,851	5,684,549
ALTEN	16,944	2,022,382
Amadeus IT Holding SA Class A	955,337	71,145,502
Appen Ltd.	32,933	574,651
Argo Graphics, Inc.	5,100	127,938
Capgemini SA	92,616	11,110,336
Cielo SA	64,900	121,462
Cognizant Technology Solutions Corp. Class A	130,624	8,019,007
Computershare Ltd.	211,133	2,186,844
EPAM Systems, Inc. (a)	37,346	7,145,410
Fujitsu Ltd.	212,640	16,419,127
GMO Payment Gateway, Inc.	32,700	2,533,261
Hexaware Technologies Ltd.	275,588	1,492,818
Ines Corp.	18,600	191,892
iomart Group PLC	4,648	18,268
IT Holdings Corp.	87,000	5,101,991
ITOCHU Techno-Solutions Corp.	41,000	1,130,023
Kanematsu Electric Ltd.	11,100	314,501
Link Administration Holdings Ltd.	102,343	377,697
MasterCard, Inc. Class A	36,551	10,284,355
NEC System Integration & Constuction Ltd.	4,400	114,934
Net One Systems Co. Ltd.	17,700	474,510
Nomura Research Institute Ltd.	1,943,300	38,651,978
NSD Co. Ltd.	14,500	431,308
NTT Data Corp.	174,200	2,248,112
OBIC Co. Ltd.	170,300	19,477,056
Otsuka Corp.	8,700	323,071
SCSK Corp.	28,000	1,381,089
Softcat PLC	138,568	1,753,539
Wix.com Ltd. (a)	51,637	7,242,089
Worldline SA (a)(c)	27,537	1,900,613
		220,000,313
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp.	14,700	603,996
Analog Devices, Inc.	243,209	26,711,644
ASML Holding NV (Netherlands)	114,893	25,552,983
Dialog Semiconductor PLC (a)	4,029	190,230
Disco Corp.	22,600	4,105,803
Infineon Technologies AG	1,532,840	26,565,489
Melexis NV (b)	20,195	1,280,670
Mellanox Technologies Ltd. (a)	66,900	7,161,645
NuFlare Technology, Inc.	300	21,603
NXP Semiconductors NV	110,479	11,284,325
Phison Electronics Corp.	57,000	524,914
Silicon Motion Technology Corp. sponsored ADR	137,806	4,447,000
Siltronic AG	7,689	494,867
STMicroelectronics NV:
(France)	28,485	504,982
(NY Shares) unit (b)	75,139	1,329,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,556,738	66,363,741
Texas Instruments, Inc.	103,096	12,758,130
Tokyo Electron Ltd.	40,200	7,191,613
		197,093,595
Software - 1.7%
Altium Ltd.	11,031	273,158
ANSYS, Inc. (a)	116,613	24,087,581
Avast PLC (c)	641,884	2,967,969
Aveva Group PLC	105,640	4,756,082
Cadence Design Systems, Inc. (a)	715,935	49,027,229
Check Point Software Technologies Ltd. (a)	212,649	22,902,297
Constellation Software, Inc.	7,328	7,137,067
CyberArk Software Ltd. (a)	12,729	1,429,976
Dassault Systemes SA	226,353	31,880,294
Descartes Systems Group, Inc. (Canada) (a)	94,227	3,341,895
Digital Arts, Inc.	25,400	1,821,885
Fukui Computer Holdings, Inc.	15,100	293,799
Globant SA (a)	20,745	1,969,323
Haansoft, Inc.	4,416	36,850
Hansen Technologies Ltd.	65,769	144,392
Iress Ltd.	123,658	1,040,969
Micro Focus International PLC	912,505	12,461,201
Micro Focus International PLC sponsored ADR	23,617	325,915
NICE Systems Ltd. (a)	2,026	309,840
NICE Systems Ltd. sponsored ADR (a)	16,994	2,604,331
Sage Group PLC	275,091	2,345,124
SAP SE	706,641	84,356,962
SAP SE sponsored ADR	7,697	917,098
Software AG (Bearer)	32,444	873,611
SystemPro Co. Ltd.	19,400	289,443
Temenos Group AG	46,970	7,868,276
WiseTech Global Ltd.	151,626	3,771,016
		269,233,583
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co. Ltd.	150,000	202,056
Brother Industries Ltd.	38,300	663,360
Fujifilm Holdings Corp.	148,600	6,363,076
Konica Minolta, Inc.	112,800	802,719
Logitech International SA (Reg.)	88,276	3,577,419
Ricoh Co. Ltd.	208,800	1,932,041
Samsung Electronics Co. Ltd.	1,754,070	63,765,392
Seiko Epson Corp.	215,000	2,859,651
		80,165,714

TOTAL INFORMATION TECHNOLOGY		961,041,537

MATERIALS - 3.1%
Chemicals - 2.5%
Akzo Nobel NV	499,202	44,698,349
Arkema SA	66,200	5,803,107
BASF AG	734,544	48,602,559
Christian Hansen Holding A/S	49,992	4,200,049
Chugoku Marine Paints Ltd.	26,500	213,277
Covestro AG (c)	57,707	2,612,388
Croda International PLC	382,213	21,867,910
Denki Kagaku Kogyo KK	176,360	4,600,118
Givaudan SA	22,630	61,185,027
Ishihara Sangyo Kaisha Ltd.	6,300	51,415
Israel Chemicals Ltd.	48,979	220,903
Johnson Matthey PLC	372,433	13,187,435
Kaneka Corp.	4,100	122,921
Kansai Paint Co. Ltd.	647,600	13,478,078
Kuraray Co. Ltd.	590,800	6,740,242
Linde PLC	367,999	69,039,496
Nitto Denko Corp.	218,600	10,177,395
Novozymes A/S Series B	290,168	12,373,054
Pidilite Industries Ltd.	105,021	2,024,932
Shin-Etsu Chemical Co. Ltd.	56,600	5,700,996
Shin-Etsu Polymer Co. Ltd.	58,700	379,048
Sika AG	191,241	27,456,778
Symrise AG	447,470	41,762,969
Victrex PLC	96,215	2,432,806
Wacker Chemie AG	1,389	108,112
		399,039,364
Construction Materials - 0.1%
HeidelbergCement Finance AG	163,500	11,327,952
Taiheiyo Cement Corp.	26,900	679,115
		12,007,067
Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	292,708	9,026,922
Toyo Seikan Group Holdings Ltd.	83,400	1,215,261
		10,242,183
Metals & Mining - 0.5%
Acacia Mining PLC (a)	52,380	169,538
Anglo American PLC (United Kingdom)	64,041	1,382,547
ArcelorMittal SA (Netherlands)	388,500	5,590,034
BHP Billiton Ltd.	361,289	8,868,699
BHP Billiton Ltd. sponsored ADR (b)	89,470	4,398,345
BHP Billiton PLC	193,987	4,196,638
BHP Billiton PLC ADR	249,326	10,768,390
Ferrexpo PLC	108,337	266,417
Fortescue Metals Group Ltd.	461,934	2,488,716
Glencore Xstrata PLC	2,521,683	7,235,544
MMC Norilsk Nickel PJSC	8,339	2,011,060
Newcrest Mining Ltd.	144,386	3,597,760
Rio Tinto Ltd.	68,699	4,051,919
Rio Tinto PLC	136,644	6,925,912
Rio Tinto PLC sponsored ADR	234,102	11,840,879
Salzgitter AG	6,444	116,893
South32 Ltd.	725,880	1,290,548
Westgold Resources Ltd. (a)	189,980	299,384
		75,499,223

TOTAL MATERIALS		496,787,837

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	174,417	2,270,867
British Land Co. PLC	1,246,000	7,729,245
Goodman Group unit	492,723	4,818,089
Link (REIT)	433,500	4,859,675
Scentre Group unit	270,131	734,956
Segro PLC	691,861	6,608,573
Vicinity Centres unit	370,539	646,307
Warehouses de Pauw	12,670	2,358,889
		30,026,601
Real Estate Management & Development - 0.9%
Cheung Kong Property Holdings Ltd.	1,230,100	8,330,650
Country Garden Services Holdings Co. Ltd.	857,000	2,471,991
Daibiru Corp.	13,300	128,199
Daito Trust Construction Co. Ltd.	7,500	965,783
Daiwa House Industry Co. Ltd.	84,900	2,662,840
Deutsche Wohnen AG (Bearer)	723,368	25,647,268
Fabege AB	150,255	2,513,015
Grand City Properties SA	637,452	14,628,353
Hang Lung Group Ltd.	205,000	508,761
Hongkong Land Holdings Ltd.	44,600	243,516
LEG Immobilien AG	237,085	27,828,691
New World Development Co. Ltd.	251,000	312,357
Savills PLC	188,954	1,901,432
Sun Hung Kai Properties Ltd. sponsored ADR	4,800	67,440
Swire Pacific Ltd. (A Shares)	113,000	1,105,422
TAG Immobilien AG	370,562	8,650,333
Vonovia SE	790,154	39,339,370
		137,305,421

TOTAL REAL ESTATE		167,332,022

UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	135,200	1,993,607
CLP Holdings Ltd.	951,000	9,786,927
Companhia Paranaense de Energia-Copel	10,400	141,496
Contact Energy Ltd.	47,849	252,654
EDF SA	147,225	1,790,402
Endesa SA	29,298	752,513
Enel SpA	2,396,365	17,385,137
Enel SpA ADR (b)	27,500	198,138
Enersis SA	1,713,025	280,598
Iberdrola SA	2,198,713	22,633,584
Kansai Electric Power Co., Inc.	90,200	1,097,411
Mosenergo PJSC	1,381,000	46,278
ORSTED A/S (c)	168,439	16,082,833
Scottish & Southern Energy PLC	1,739,505	24,404,141
Terna SpA	325,280	2,041,319
Tohoku Electric Power Co., Inc.	25,900	258,915
Tokyo Electric Power Co., Inc. (a)	415,900	1,980,942
		101,126,895
Gas Utilities - 0.1%
APA Group unit	1,003,931	7,443,832
China Resource Gas Group Ltd.	1,262,000	6,227,517
Gas Natural SDG SA	133,282	3,486,309
Italgas SpA	205,061	1,329,697
Rubis SCA	35,841	2,071,969
Tokyo Gas Co. Ltd.	2,900	73,309
		20,632,633
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	230,021
Falck Renewables SpA	54,897	234,339
Meridian Energy Ltd.	188,178	590,483
		1,054,843
Multi-Utilities - 0.3%
A2A SpA	242,906	426,878
ACEA SpA	11,832	229,650
AGL Energy Ltd.	84,420	1,077,926
Centrica PLC	248,346	210,894
E.ON AG	151,190	1,406,625
ENGIE	1,337,261	20,318,833
National Grid PLC sponsored ADR	92,968	4,863,156
Veolia Environnement SA	597,567	14,284,443
		42,818,405
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais	1,600	26,799

TOTAL UTILITIES		165,659,575

TOTAL COMMON STOCKS
(Cost $5,785,560,047)		6,924,548,417

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	52,448	3,294,283
Volkswagen AG	350,783	56,325,649
		59,619,932
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,086,802	4,934,081
Household Products - 0.3%
Henkel AG & Co. KGaA	427,362	42,788,960

TOTAL CONSUMER STAPLES		47,723,041

FINANCIALS - 0.0%
Banks - 0.0%
Sberbank of Russia	297,550	869,278
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	463,400	8,123,402
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $105,237,492)		116,335,653

Equity Funds - 51.6%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	549,535
Europe Stock Funds - 0.8%
WisdomTree Europe Hedged Equity ETF	1,838,675	119,734,516
Foreign Large Blend Funds - 18.7%
Artisan International Value Fund Investor Class	17,075,625	577,326,876
Fidelity SAI International Low Volatility Index Fund (f)	14,275,719	158,603,233
Harbor International Fund Institutional Class	9,619	352,450
Janus Henderson International Opportunities Fund Class T	1,209,926	28,784,128
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	30,885,905	458,964,547
Oakmark International Fund Investor Class	22,513,876	492,153,335
T. Rowe Price Overseas Stock Fund I Class	122,988,988	1,231,119,765

TOTAL FOREIGN LARGE BLEND FUNDS		2,947,304,334

Foreign Large Growth Funds - 20.6%
American Funds EuroPacific Growth Fund Class F-1	934,291	47,499,364
Fidelity Diversified International Fund (f)	17,544,944	642,495,835
Fidelity International Discovery Fund (f)	24,687,934	1,030,227,505
Fidelity Overseas Fund (f)	10,729,668	508,157,055
Invesco Oppenheimer International Growth Fund Class R6	2,016,605	79,514,742
JOHCM International Select Fund Class II Shares	20,055,620	454,660,898
WCM Focused International Growth Fund Institutional Class	27,662,211	482,982,211

TOTAL FOREIGN LARGE GROWTH FUNDS		3,245,537,610

Foreign Large Value Funds - 2.5%
Dodge & Cox International Stock Fund	67	2,635
iShares MSCI EAFE Value ETF (b)	2,485,485	112,145,083
Pear Tree Polaris Foreign Value Fund Institutional Shares	14,316,027	283,027,860

TOTAL FOREIGN LARGE VALUE FUNDS		395,175,578

Foreign Small Mid Blend Funds - 0.6%
Franklin International Small Cap Growth Fund	543,980	8,371,857
iShares MSCI EAFE Small-Cap ETF	568,615	31,609,308
Victory Trivalent International Small-Cap Fund Class I	3,716,847	47,724,314

TOTAL FOREIGN SMALL MID BLEND FUNDS		87,705,479

Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (f)	2,860,136	51,825,673
Oberweis International Opportunities Fund	573,914	10,330,444
T. Rowe Price International Discovery Fund	550,704	34,072,049
Wasatch International Growth Fund Investor Class	88	2,432

TOTAL FOREIGN SMALL MID GROWTH FUNDS		96,230,598

Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	728,625	7,169,669
Segall Bryant & Hamill International Small Cap Fund Class I	2,448,180	25,730,368
Transamerica International Small Cap Value Fund	3,822,519	44,838,148

TOTAL FOREIGN SMALL MID VALUE FUNDS		77,738,185

Sector Funds - 0.1%
SPDR Dow Jones International Real Estate ETF (b)	201,575	7,843,283
Victory Global Natural Resources Fund Class A (a)	68	508

TOTAL SECTOR FUNDS		7,843,791

Other - 7.2%
Fidelity Advisor Japan Fund Class I (f)	3,376,087	49,932,329
Fidelity Japan Smaller Companies Fund (f)	6,397,352	104,660,684
iShares MSCI Australia ETF (b)	5,784,157	125,400,524
iShares MSCI Japan ETF (b)	15,785,258	851,141,111
Matthews Japan Fund Investor Class	165	3,417

TOTAL OTHER		1,131,138,065

TOTAL EQUITY FUNDS
(Cost $6,854,941,306)		8,108,957,691
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.14% 9/12/19 to 11/29/19 (g)
(Cost $17,948,389)	18,010,000	17,950,711
	Shares

Money Market Funds - 4.2%
Fidelity Securities Lending Cash Central Fund 2.13% (h)(i)	147,429,828	147,444,571
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (j)	515,431,642	515,431,642
TOTAL MONEY MARKET FUNDS
(Cost $662,876,213)		662,876,213
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $13,426,563,447)		15,830,668,685
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(103,976,632)
NET ASSETS - 100%		$15,726,692,053

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Sept. 2019	$112,210,950	$(1,036,109)	$(1,036,109)
ICE E-mini MSCI EAFE Index Contracts (United States)	2,779	Sept. 2019	256,209,905	371,970	371,970
TOTAL FUTURES CONTRACTS					$(664,139)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $168,376,345.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,666,636 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,910,746.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$997,307
Total	$997,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$48,109,242	$--	$--	$--	$--	$1,823,087	$49,932,329
Fidelity Diversified International Fund	655,929,252	20,000,000	70,460,172	--	8,647,060	28,379,695	642,495,835
Fidelity International Discovery Fund	1,037,139,792	15,000,000	70,460,173	--	7,707,745	40,840,141	1,030,227,505
Fidelity International Small Cap Opportunities Fund	50,738,821	--	--	--	--	1,086,852	51,825,673
Fidelity Japan Smaller Companies Fund	104,404,790	--	--	--	--	255,894	104,660,684
Fidelity Overseas Fund	480,316,918	17,000,000	14,092,035	--	18,862	24,913,310	508,157,055
Fidelity SAI International Low Volatility Index Fund	--	155,000,000	--	--	--	3,603,233	158,603,233
Total	$2,376,638,815	$207,000,000	$155,012,380	$--	$16,373,667	$100,902,212	$2,545,902,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$372,308,941	$136,135,237	$236,173,704	$--
Consumer Discretionary	561,518,901	362,204,737	199,314,153	11
Consumer Staples	1,050,034,785	559,399,279	490,635,506	--
Energy	270,196,996	91,509,038	178,687,958	--
Financials	1,046,343,200	592,183,026	454,160,174	--
Health Care	718,289,638	299,225,145	419,064,493	--
Industrials	1,231,370,638	923,897,959	307,472,679	--
Information Technology	961,041,537	799,402,174	161,639,363	--
Materials	496,787,837	415,257,489	81,530,348	--
Real Estate	167,332,022	149,743,166	17,588,856	--
Utilities	165,659,575	83,604,750	82,054,825	--
Equity Funds	8,108,957,691	8,108,957,691	--	--
Other Short-Term Investments	17,950,711	--	17,950,711	--
Money Market Funds	662,876,213	662,876,213	--	--
Total Investments in Securities:	$15,830,668,685	$13,184,395,904	$2,646,272,770	$11
Derivative Instruments:
Assets
Futures Contracts	$371,970	$371,970	$--	$--
Total Assets	$371,970	$371,970	$--	$--
Liabilities
Futures Contracts	$(1,036,109)	$(1,036,109)	$--	$--
Total Liabilities	$(1,036,109)	$(1,036,109)	$--	$--
Total Derivative Instruments:	$(664,139)	$(664,139)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$371,970	$(1,036,109)
Total Equity Risk	371,970	(1,036,109)
Total Value of Derivatives	$371,970	$(1,036,109)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $143,727,458) — See accompanying schedule: Unaffiliated issuers (cost $11,381,799,808)	$13,137,321,800
Fidelity Central Funds (cost $147,444,571)	147,444,571
Other affiliated issuers (cost $1,897,319,068)	2,545,902,314
Total Investment in Securities (cost $13,426,563,447)		$15,830,668,685
Cash		2,068,329
Foreign currency held at value (cost $2,480,022)		2,474,804
Receivable for investments sold
Regular delivery		26,617,475
Delayed delivery		356,915
Receivable for fund shares sold		3,711,122
Dividends receivable		34,884,934
Interest receivable		666,592
Distributions receivable from Fidelity Central Funds		45,558
Receivable for daily variation margin on futures contracts		949,980
Prepaid expenses		37,628
Other receivables		528,501
Total assets		15,903,010,523
Liabilities
Payable for investments purchased
Regular delivery	$15,313,730
Delayed delivery	372,710
Payable for fund shares redeemed	10,264,759
Accrued management fee	2,094,685
Other payables and accrued expenses	794,851
Collateral on securities loaned	147,477,735
Total liabilities		176,318,470
Net Assets		$15,726,692,053
Net Assets consist of:
Paid in capital		$13,201,716,351
Total distributable earnings (loss)		2,524,975,702
Net Assets, for 1,572,294,020 shares outstanding		$15,726,692,053
Net Asset Value, offering price and redemption price per share ($15,726,692,053 ÷ 1,572,294,020 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$37,221,447
Interest		3,751,520
Income from Fidelity Central Funds (including $997,307 from security lending)		997,307
Income before foreign taxes withheld		41,970,274
Less foreign taxes withheld		(14,077,087)
Total income		27,893,187
Expenses
Management fee	$32,510,508
Accounting and security lending fees	680,342
Custodian fees and expenses	256,242
Independent trustees' fees and expenses	87,377
Registration fees	58,103
Audit	60,481
Legal	47,205
Miscellaneous	140,433
Total expenses before reductions	33,840,691
Expense reductions	(19,753,769)
Total expenses after reductions		14,086,922
Net investment income (loss)		13,806,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,364,237
Fidelity Central Funds	6,296
Other affiliated issuers	16,373,667
Foreign currency transactions	(539,393)
Futures contracts	8,246,197
Capital gain distributions from underlying funds:
Unaffiliated issuers	146,763,757
Total net realized gain (loss)		184,214,761
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $98,208)	(134,239,758)
Affiliated issuers	100,902,212
Assets and liabilities in foreign currencies	(141,954)
Futures contracts	(13,378,082)
Total change in net unrealized appreciation (depreciation)		(46,857,582)
Net gain (loss)		137,357,179
Net increase (decrease) in net assets resulting from operations		$151,163,444

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,806,265	$315,613,970
Net realized gain (loss)	184,214,761	460,628,213
Change in net unrealized appreciation (depreciation)	(46,857,582)	(1,880,975,069)
Net increase (decrease) in net assets resulting from operations	151,163,444	(1,104,732,886)
Distributions to shareholders	(197,083,802)	(960,064,898)
Share transactions
Proceeds from sales of shares	1,036,823,435	3,180,693,103
Reinvestment of distributions	194,768,067	956,581,738
Cost of shares redeemed	(1,363,940,569)	(3,424,072,564)
Net increase (decrease) in net assets resulting from share transactions	(132,349,067)	713,202,277
Total increase (decrease) in net assets	(178,269,425)	(1,351,595,507)
Net Assets
Beginning of period	15,904,961,478	17,256,556,985
End of period	$15,726,692,053	$15,904,961,478
Other Information
Shares
Sold	103,146,883	299,093,781
Issued in reinvestment of distributions	19,113,648	97,266,318
Redeemed	(135,073,412)	(320,961,245)
Net increase (decrease)	(12,812,881)	75,398,854

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$11.43	$9.78	$8.74	$10.45	$10.77
Income from Investment Operations
Net investment income (loss)B	.01	.21	.19	.17	.16	.17
Net realized and unrealized gain (loss)	.09	(.98)	1.82	1.07	(1.54)	(.10)
Total from investment operations	.10	(.77)	2.01	1.24	(1.38)	.07
Distributions from net investment income	(.02)	(.18)	(.18)	(.18)	(.16)	(.18)
Distributions from net realized gain	(.11)	(.44)	(.18)	(.02)	(.17)	(.21)
Total distributions	(.13)	(.63)C	(.36)	(.20)	(.33)	(.39)
Net asset value, end of period	$10.00	$10.03	$11.43	$9.78	$8.74	$10.45
Total ReturnD,E	.94%	(6.57)%	20.53%	14.33%	(13.60)%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.45%	.50%	.48%	.45%	.41%
Expenses net of fee waivers, if any	.18%H	.20%	.25%	.23%	.20%	.16%
Expenses net of all reductions	.18%H	.20%	.24%	.22%	.20%	.16%
Net investment income (loss)	.17%H	1.95%	1.68%	1.81%	1.57%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$15,726,692	$15,904,961	$17,256,557	$16,141,374	$18,533,655	$24,528,266
Portfolio turnover rateI	31%H	39%	33%	28%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.444 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $284,191 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,031,145,950
Gross unrealized depreciation	(670,823,782)
Net unrealized appreciation (depreciation)	$2,360,322,168
Tax cost	$13,469,682,378

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,375,653,310 and $2,599,533,159, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September, 2019, the Board approved the appointment of T. Rowe Price Associates, Inc. as an additional sub-adviser for the Fund. Subsequent to period end, T. Rowe Price Associates, Inc. was allocated a portion of the Fund's assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,106 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,328 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $19,725,549.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $28,220.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity International Discovery Fund	12%
Fidelity Japan Smaller Companies Fund	16%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.18%	$1,000.00	$1,009.40	$.91
Hypothetical-C		$1,000.00	$1,024.23	$.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 7, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Thompson, Siegel & Walmsley, LLC (TSW) for the fund, which would take effect upon the consummation of a potential change in control transaction of the parent company of TSW, a sub-adviser to the fund. The Board noted that the terms of the Sub-Advisory Agreement are identical in all material respects to those of the existing sub-advisory agreement with TSW, except with respect to the date of execution. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which the fund's investment adviser, Strategic Advisers LLC (Strategic Advisers), or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub- Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding TSW, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the fund's current sub-advisory agreement with TSW at its September 2018 Board meeting.

The Board considered that the Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered that the Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management under the existing sub-advisory agreement.

Investment Performance.  The Board considered that it received information regarding TSW's historical investment performance in managing fund assets in connection with the annual renewal of the fund's current sub-advisory agreement with TSW and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Sub-Advisory Agreement because the Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to Strategic Advisers and the amount and nature of fees to be paid by Strategic Advisers to TSW and the absence of any change in the fund's total operating expenses as a result of approving the Sub-Advisory Agreement.

The Board considered that there are no expected changes to the fund's management fee or total operating expenses as a result of approving the Sub-Advisory Agreement and that the fund's management fee and total net expenses are expected to maintain the same relationship to the competitive peer group medians reviewed by the Board in connection with the annual renewal of the fund's advisory contracts at the September 2018 meeting.

Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and the profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to TSW, the Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Sub-Advisory Agreement will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to TSW as assets allocated to TSW grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

Strategic Advisers International Fund

On June 5, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with FIAM LLC (FIAM) and FIL Investment Advisors (FIA) (the Amended Sub-Advisory Agreements) for the fund, which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to each of FIAM and FIA, on behalf of the fund for certain investment mandates. The Board noted that the terms of each Amended Sub-Advisory Agreement are not materially different from those of the current sub-advisory agreement with the applicable sub-adviser.

The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information it believed relevant to the approval of each Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board’s decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM and FIA, including the backgrounds of their investment personnel, and also took into consideration the fund’s investment objective, strategies and related investment philosophy, in connection with the approval of the sub-advisory agreement with FIA for the same mandates for a separate fund overseen by the Board, and the annual renewal of the fund’s current sub-advisory agreements at its September 2018 Board meeting. The Board also considered the information provided by FIAM and FIA in June 2019 in connection with the anticipated annual renewal of each sub-advisory agreement in September 2019.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser’s representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund’s assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser’s historical investment performance in managing fund assets at its June 2019 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund’s investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that if the applicable investment mandates are funded, each new fee schedule is expected to lower the amount of fees to be paid by Strategic Advisers to FIAM and FIA under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund’s maximum aggregate annual management fee rate, Strategic Advisers’ portion of the fund’s management fee or Strategic Advisers’ contractual management fee waiver for the fund. The Board also considered that if the applicable investment mandates are funded, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund’s management fee. Based on its review, the Board concluded that the fund’s management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm’s length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund’s advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement with FIA, like the current sub-advisory agreement with FIA, provides for breakpoints that, if the applicable investment mandate is funded, have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund’s advisory agreement with Strategic Advisers at its September 2018 Board meeting and that it will consider the potential for such benefits at its September 2019 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement’s fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SIT-SANN-1019
1.912867.109

Strategic Advisers® Fidelity® International Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)

% of fund's net assets
Fidelity Overseas Fund	15.2
Fidelity International Discovery Fund	14.6
Fidelity Diversified International Fund	14.5
Fidelity International Capital Appreciation Fund	13.0
Fidelity SAI International Value Index Fund	9.1
Fidelity SAI International Low Volatility Index Fund	8.8
Fidelity Advisor Japan Fund Class I	3.0
Fidelity International Value Fund	2.5
Fidelity Pacific Basin Fund	1.9
Fidelity International Small Cap Opportunities Fund	0.9
83.5

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Common Stocks	8.1%
Foreign Large Blend Funds	10.7%
Foreign Large Growth Funds	58.2%
Foreign Large Value Funds	11.6%
Foreign Small Mid Growth Funds	0.9%
Other	3.5%
Sector Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 8.1%
	Shares	Value
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	56,135	$2,245,704
HKT Trust/HKT Ltd. unit	4,218,000	6,589,089
Koninklijke KPN NV	682,862	2,162,837
Nippon Telegraph & Telephone Corp.	146,800	7,041,868
		18,039,498
Entertainment - 0.1%
Nintendo Co. Ltd.	7,800	2,951,525
Vivendi SA	119,436	3,338,098
		6,289,623
Interactive Media & Services - 0.0%
Adevinta ASA:
Class A (b)	56,398	706,816
Class B	94,700	1,180,606
Yahoo! Japan Corp.	926,100	2,318,846
		4,206,268
Media - 0.1%
CyberAgent, Inc.	44,200	1,992,921
Informa PLC	177,047	1,874,248
Schibsted ASA (A Shares)	76,356	2,326,159
		6,193,328
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	156,800	7,120,094
Vodafone Group PLC	3,472,331	6,569,715
		13,689,809

TOTAL COMMUNICATION SERVICES		48,418,526

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Akasol AG (a)(b)(c)	19,900	900,433
Pirelli & C. SpA (a)	410,059	2,129,441
		3,029,874
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	34,271	2,290,442
Daimler AG (Germany)	81,846	3,841,436
Ferrari NV	23,439	3,688,923
Isuzu Motors Ltd.	264,700	2,847,951
Subaru Corp.	153,800	4,120,250
Suzuki Motor Corp.	55,600	2,144,762
Toyota Motor Corp.	156,100	10,222,361
		29,156,125
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	166,337	4,218,699
Galaxy Entertainment Group Ltd.	573,000	3,586,110
InterContinental Hotel Group PLC	50,757	3,165,257
Oriental Land Co. Ltd.	4,600	669,855
		11,639,921
Household Durables - 0.1%
Sony Corp.	78,000	4,443,071
Internet & Direct Marketing Retail - 0.0%
Delivery Hero AG (a)(b)	47,635	2,406,155
Zozo, Inc.	47,000	938,805
		3,344,960
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	74,900	4,406,504
Specialty Retail - 0.0%
Nitori Holdings Co. Ltd.	10,600	1,529,110
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	5,029	1,490,665
LVMH Moet Hennessy Louis Vuitton SE	22,748	9,071,589
		10,562,254

TOTAL CONSUMER DISCRETIONARY		68,111,819

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Asahi Group Holdings	36,300	1,693,442
Coca-Cola European Partners PLC	64,200	3,617,028
Davide Campari-Milano SpA	200,458	1,878,171
Diageo PLC	190,805	8,169,081
Heineken NV (Bearer)	26,719	2,841,407
Pernod Ricard SA	17,172	3,278,220
Treasury Wine Estates Ltd.	217,208	2,741,263
		24,218,612
Food & Staples Retailing - 0.0%
Tsuruha Holdings, Inc.	12,100	1,318,944
Food Products - 0.2%
Danone SA	65,432	5,862,010
Nestle SA (Reg. S)	108,685	12,213,416
		18,075,426
Personal Products - 0.3%
Kao Corp.	55,200	3,987,432
Shiseido Co. Ltd.	29,000	2,372,194
Unilever NV	158,748	9,850,044
Unilever PLC	119,118	7,525,663
		23,735,333
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	103,863	3,643,342
Imperial Tobacco Group PLC	40,830	1,055,493
		4,698,835

TOTAL CONSUMER STAPLES		72,047,150

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP PLC	2,136,053	13,009,112
Lundin Petroleum AB	184,836	5,615,900
Total SA	230,393	11,505,527
Woodside Petroleum Ltd.	113,009	2,445,283
		32,575,822
FINANCIALS - 1.5%
Banks - 0.7%
Commonwealth Bank of Australia	98,968	5,268,682
DBS Group Holdings Ltd.	206,900	3,657,184
Erste Group Bank AG	112,543	3,620,418
Intesa Sanpaolo SpA	968,200	2,130,484
KBC Groep NV	79,921	4,623,749
Lloyds Banking Group PLC	5,626,900	3,423,503
Mediobanca SpA	326,247	3,230,642
Mitsubishi UFJ Financial Group, Inc.	1,264,000	6,083,950
Standard Chartered PLC (United Kingdom)	830,294	6,284,077
Sumitomo Mitsui Financial Group, Inc.	186,800	6,121,109
United Overseas Bank Ltd.	231,803	4,169,197
Westpac Banking Corp.	292,517	5,550,707
		54,163,702
Capital Markets - 0.2%
Amundi SA (a)	47,721	3,049,838
Deutsche Borse AG	20,115	2,955,561
London Stock Exchange Group PLC	21,162	1,790,650
Macquarie Group Ltd.	49,976	4,168,001
Standard Life PLC	1,291,999	3,919,256
		15,883,306
Diversified Financial Services - 0.0%
ORIX Corp.	164,000	2,422,140
Insurance - 0.6%
AIA Group Ltd.	637,600	6,169,901
Allianz SE	33,838	7,468,182
Hannover Reuck SE	13,206	2,101,635
Insurance Australia Group Ltd.	230,633	1,251,878
NN Group NV	51,128	1,711,615
NN Group NV rights (b)	51,128	42,706
Prudential PLC	325,391	5,423,645
QBE Insurance Group Ltd.	314,049	2,650,049
RSA Insurance Group PLC	144,537	920,517
Swiss Re Ltd.	53,207	5,115,613
Talanx AG	39,158	1,621,619
Tokio Marine Holdings, Inc.	80,700	4,156,732
Zurich Insurance Group Ltd.	16,296	5,798,890
		44,432,982

TOTAL FINANCIALS		116,902,130

HEALTH CARE - 1.0%
Biotechnology - 0.1%
CSL Ltd.	21,589	3,502,036
Morphosys AG (b)	25,914	3,061,684
Morphosys AG sponsored ADR (b)	61,700	1,818,916
		8,382,636
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	68,200	5,552,424
Koninklijke Philips Electronics NV	100,170	4,721,445
Olympus Corp.	69,500	813,837
Terumo Corp.	68,900	2,002,111
		13,089,817
Life Sciences Tools & Services - 0.0%
Lonza Group AG	12,822	4,531,584
Pharmaceuticals - 0.7%
AstraZeneca PLC (United Kingdom)	156,033	13,937,098
Bayer AG	43,938	3,265,640
Daiichi Sankyo Kabushiki Kaisha	38,300	2,530,140
Novartis AG	101,003	9,105,898
Roche Holding AG (participation certificate)	53,564	14,636,913
Sanofi SA	88,461	7,599,482
Takeda Pharmaceutical Co. Ltd.	69,000	2,326,398
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)(c)	213,500	1,473,150
		54,874,719

TOTAL HEALTH CARE		80,878,756

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Airbus Group NV	30,307	4,176,105
MTU Aero Engines Holdings AG	12,114	3,305,839
Rolls-Royce Holdings PLC	79,793	749,917
		8,231,861
Air Freight & Logistics - 0.1%
Deutsche Post AG	135,167	4,441,803
Building Products - 0.1%
Agc, Inc.	87,100	2,512,934
Compagnie de St. Gobain	80,968	2,920,582
Daikin Industries Ltd.	20,000	2,476,585
		7,910,101
Construction & Engineering - 0.2%
Ferrovial SA	116,848	3,322,272
Taisei Corp.	36,600	1,295,392
VINCI SA	75,304	8,227,515
		12,845,179
Electrical Equipment - 0.0%
Nidec Corp.	17,400	2,269,280
Industrial Conglomerates - 0.0%
Siemens AG	35,621	3,562,186
Machinery - 0.2%
Fanuc Corp.	20,100	3,480,768
Makita Corp.	23,600	694,216
Minebea Mitsumi, Inc.	162,500	2,510,119
SMC Corp.	6,400	2,418,186
Techtronic Industries Co. Ltd.	297,500	2,052,073
The Weir Group PLC	98,012	1,746,577
THK Co. Ltd.	60,500	1,405,507
		14,307,446
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,644	1,750,893
Professional Services - 0.2%
Experian PLC	94,462	2,894,224
Recruit Holdings Co. Ltd.	106,400	3,224,000
RELX PLC (London Stock Exchange)	96,943	2,319,688
SR Teleperformance SA	17,425	3,803,378
Wolters Kluwer NV	34,794	2,505,507
		14,746,797
Road & Rail - 0.0%
DSV A/S	16,445	1,629,823
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	58,155	1,607,028
Itochu Corp.	323,300	6,447,132
MonotaRO Co. Ltd.	84,400	2,074,348
Rexel SA	230,656	2,446,299
		12,574,807

TOTAL INDUSTRIALS		84,270,176

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	580,009	4,538,672
Electronic Equipment & Components - 0.2%
Hitachi High-Technologies Corp.	64,300	3,474,203
Hitachi Ltd.	86,500	2,954,850
Keyence Corp.	7,000	4,144,585
Shimadzu Corp.	93,000	2,312,854
TDK Corp.	22,200	1,767,892
		14,654,384
IT Services - 0.1%
Capgemini SA	30,971	3,715,322
Netcompany Group A/S (a)(b)	58,725	2,359,543
		6,074,865
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	10,694	2,378,418
Disco Corp.	3,900	708,524
Renesas Electronics Corp. (b)	167,900	1,049,424
ROHM Co. Ltd.	13,500	963,242
		5,099,608
Software - 0.1%
Oracle Corp. Japan	16,900	1,455,594
SAP SE	45,943	5,484,556
		6,940,150

TOTAL INFORMATION TECHNOLOGY		37,307,679

MATERIALS - 0.5%
Chemicals - 0.1%
JSR Corp.	213,400	3,491,215
Shin-Etsu Chemical Co. Ltd.	32,900	3,313,830
Sika AG	13,787	1,979,422
Yara International ASA	52,207	2,264,813
		11,049,280
Construction Materials - 0.1%
CRH PLC	101,411	3,393,999
HeidelbergCement Finance AG	32,992	2,285,821
James Hardie Industries PLC CDI	130,891	1,987,750
		7,667,570
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	261,030	5,635,237
Antofagasta PLC	69,944	737,034
Newcrest Mining Ltd.	238,279	5,937,353
		12,309,624
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	184,925	2,066,969
Svenska Cellulosa AB (SCA) (B Shares)	245,813	2,120,354
UPM-Kymmene Corp.	52,742	1,421,329
		5,608,652

TOTAL MATERIALS		36,635,126

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Cheung Kong Property Holdings Ltd.	164,500	1,114,049
LEG Immobilien AG	25,324	2,972,494
Lendlease Group unit	281,736	3,236,881
Mitsubishi Estate Co. Ltd.	157,400	3,013,617
Mitsui Fudosan Co. Ltd.	120,100	2,878,285
Sino Land Ltd.	1,229,959	1,753,191
Vonovia SE	86,669	4,314,986
		19,283,503
UTILITIES - 0.4%
Electric Utilities - 0.3%
Enel SpA	685,784	4,975,222
Fortum Corp.	217,780	4,789,416
Iberdrola SA	686,834	7,070,279
ORSTED A/S (a)	58,482	5,583,958
SP AusNet	3,147,777	3,815,767
		26,234,642
Multi-Utilities - 0.1%
RWE AG	164,218	4,681,353

TOTAL UTILITIES		30,915,995

TOTAL COMMON STOCKS
(Cost $579,941,375)		627,346,682

Equity Funds - 85.8%
Foreign Large Blend Funds - 10.7%
Fidelity Pacific Basin Fund (d)	4,884,671	150,154,781
Fidelity SAI International Low Volatility Index Fund (d)	61,763,263	686,189,856

TOTAL FOREIGN LARGE BLEND FUNDS		836,344,637

Foreign Large Growth Funds - 58.2%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	72,825,056
Fidelity Diversified International Fund (d)	30,790,319	1,127,541,497
Fidelity International Capital Appreciation Fund (d)	46,056,729	1,009,102,935
Fidelity International Discovery Fund (d)	27,205,762	1,135,296,434
Fidelity Overseas Fund (d)	25,059,914	1,186,837,518

TOTAL FOREIGN LARGE GROWTH FUNDS		4,531,603,440

Foreign Large Value Funds - 11.6%
Fidelity International Value Fund (d)	25,377,058	195,149,576
Fidelity SAI International Value Index Fund (d)	83,129,221	705,767,084

TOTAL FOREIGN LARGE VALUE FUNDS		900,916,660

Foreign Small Mid Growth Funds - 0.9%
Fidelity International Small Cap Opportunities Fund (d)	4,034,933	73,112,978
Sector Funds - 0.9%
Fidelity Advisor International Real Estate Fund Class I (d)	5,436,531	67,467,355
Other - 3.5%
Fidelity Advisor Japan Fund Class I (d)	15,525,623	229,623,965
Fidelity Japan Smaller Companies Fund (d)	2,433,573	39,813,255

TOTAL OTHER		269,437,220

TOTAL EQUITY FUNDS
(Cost $6,278,433,203)		6,678,882,290

U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.95% to 2.29% 9/5/19 to 11/29/19 (e)
(Cost $21,638,996)	$21,690,000	21,642,754

Money Market Funds - 5.8%
	Shares
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	3,517,452	3,517,804
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	449,926,490	449,926,490
TOTAL MONEY MARKET FUNDS
(Cost $453,444,294)		453,444,294
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,333,457,868)		7,781,316,020
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,905,544
NET ASSETS - 100%		$7,784,221,564

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sept. 2019	$25,831,250	$(238,515)	$(238,515)
ICE E-mini MSCI EAFE Index Contracts (United States)	4,484	Sept. 2019	413,402,380	(6,400,820)	(6,400,820)
TOTAL FUTURES CONTRACTS					$(6,639,335)

The notional amount of futures purchased as a percentage of Net Assets is 5.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $425,329,632.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,675,072 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,608,757.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$112,452
Total	$112,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$63,118,130	$--	$--	$--	$--	$4,349,225	$67,467,355
Fidelity Advisor Japan Fund Class I	163,992,431	58,403,134	--	--	--	7,228,400	229,623,965
Fidelity Advisor Overseas Fund Class I	69,718,920	--	--	--	--	3,106,136	72,825,056
Fidelity Diversified International Fund	875,174,842	199,017,591	--	--	--	53,349,064	1,127,541,497
Fidelity International Capital Appreciation Fund	719,283,460	210,698,226	--	--	--	79,121,249	1,009,102,935
Fidelity International Discovery Fund	892,560,870	199,017,592	--	--	--	43,717,972	1,135,296,434
Fidelity International Small Cap Opportunities Fund	71,579,704	--	--	--	--	1,533,274	73,112,978
Fidelity International Value Fund	200,478,758	--	--	--	--	(5,329,182)	195,149,576
Fidelity Japan Smaller Companies Fund	39,715,912	--	--	--	--	97,343	39,813,255
Fidelity Overseas Fund	866,297,158	272,668,282	--	--	--	47,872,078	1,186,837,518
Fidelity Pacific Basin Fund	142,143,921	--	--	--	--	8,010,860	150,154,781
Fidelity SAI International Low Volatility Index Fund	522,200,627	148,728,155	--	--	--	15,261,074	686,189,856
Fidelity SAI International Value Index Fund	597,997,103	150,868,312	--	--	--	(43,098,331)	705,767,084
Total	$5,224,261,836	$1,239,401,292	$--	$--	$--	$215,219,162	$6,678,882,290

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$48,418,526	$30,145,360	$18,273,166	$--
Consumer Discretionary	68,111,819	36,569,989	31,541,830	--
Consumer Staples	72,047,150	24,783,594	47,263,556	--
Energy	32,575,822	8,061,183	24,514,639	--
Financials	116,902,130	71,575,088	45,327,042	--
Health Care	80,878,756	25,285,882	55,592,874	--
Industrials	84,270,176	60,270,719	23,999,457	--
Information Technology	37,307,679	24,906,033	12,401,646	--
Materials	36,635,126	29,927,297	6,707,829	--
Real Estate	19,283,503	16,416,263	2,867,240	--
Utilities	30,915,995	14,189,141	16,726,854	--
Equity Funds	6,678,882,290	6,678,882,290	--	--
Other Short-Term Investments	21,642,754	--	21,642,754	--
Money Market Funds	453,444,294	453,444,294	--	--
Total Investments in Securities:	$7,781,316,020	$7,474,457,133	$306,858,887	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,639,335)	$(6,639,335)	$--	$--
Total Liabilities	$(6,639,335)	$(6,639,335)	$--	$--
Total Derivative Instruments:	$(6,639,335)	$(6,639,335)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,639,335)
Total Equity Risk	0	(6,639,335)
Total Value of Derivatives	$0	$(6,639,335)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,377,467) — See accompanying schedule: Unaffiliated issuers (cost $1,051,506,861)	$1,098,915,926
Fidelity Central Funds (cost $3,517,804)	3,517,804
Other affiliated issuers (cost $6,278,433,203)	6,678,882,290
Total Investment in Securities (cost $7,333,457,868)		$7,781,316,020
Cash		950,700
Foreign currency held at value (cost $1,208,162)		1,208,161
Receivable for investments sold		2,377,597
Receivable for fund shares sold		13,005,359
Dividends receivable		3,418,840
Interest receivable		711,706
Distributions receivable from Fidelity Central Funds		6,093
Receivable for daily variation margin on futures contracts		1,833,280
Prepaid expenses		14,755
Other receivables		41,618
Total assets		7,804,884,129
Liabilities
Payable for investments purchased	$12,310,478
Payable for fund shares redeemed	4,506,829
Accrued management fee	126,628
Other payables and accrued expenses	200,805
Collateral on securities loaned	3,517,825
Total liabilities		20,662,565
Net Assets		$7,784,221,564
Net Assets consist of:
Paid in capital		$7,340,839,149
Total distributable earnings (loss)		443,382,415
Net Assets, for 786,945,746 shares outstanding		$7,784,221,564
Net Asset Value, offering price and redemption price per share ($7,784,221,564 ÷ 786,945,746 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$16,726,102
Interest		5,371,177
Income from Fidelity Central Funds (including $112,452 from security lending)		112,452
Income before foreign taxes withheld		22,209,731
Less foreign taxes withheld		(1,253,718)
Total income		20,956,013
Expenses
Management fee	$9,665,217
Accounting and security lending fees	547,705
Custodian fees and expenses	32,617
Independent trustees' fees and expenses	37,610
Registration fees	286,491
Audit	38,971
Legal	12,240
Miscellaneous	31,144
Total expenses before reductions	10,651,995
Expense reductions	(8,903,102)
Total expenses after reductions		1,748,893
Net investment income (loss)		19,207,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,611,884)
Fidelity Central Funds	(14)
Foreign currency transactions	(8,063)
Futures contracts	34,205,003
Total net realized gain (loss)		24,585,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,508,989
Affiliated issuers	215,219,162
Assets and liabilities in foreign currencies	(20,622)
Futures contracts	(33,641,455)
Total change in net unrealized appreciation (depreciation)		191,066,074
Net gain (loss)		215,651,116
Net increase (decrease) in net assets resulting from operations		$234,858,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,207,120	$87,240,396
Net realized gain (loss)	24,585,042	43,857,518
Change in net unrealized appreciation (depreciation)	191,066,074	(446,156,847)
Net increase (decrease) in net assets resulting from operations	234,858,236	(315,058,933)
Distributions to shareholders	(78,447,219)	(177,894,345)
Share transactions
Proceeds from sales of shares	1,860,987,331	2,777,134,794
Reinvestment of distributions	72,930,731	177,319,906
Cost of shares redeemed	(648,476,099)	(859,656,396)
Net increase (decrease) in net assets resulting from share transactions	1,285,441,963	2,094,798,304
Total increase (decrease) in net assets	1,441,852,980	1,601,845,026
Net Assets
Beginning of period	6,342,368,584	4,740,523,558
End of period	$7,784,221,564	$6,342,368,584
Other Information
Shares
Sold	188,691,564	281,711,364
Issued in reinvestment of distributions	7,389,132	18,585,063
Redeemed	(65,521,183)	(87,226,110)
Net increase (decrease)	130,559,513	213,070,317

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$10.69	$8.94	$8.19	$9.41	$9.40
Income from Investment Operations
Net investment income (loss)B	.03	.16	.12	.14	.10	.11
Net realized and unrealized gain (loss)	.32	(.85)	1.85	.76	(1.19)	.01
Total from investment operations	.35	(.69)	1.97	.90	(1.09)	.12
Distributions from net investment income	–C	(.15)	(.11)	(.13)	(.09)	(.10)
Distributions from net realized gain	(.11)	(.20)	(.11)	(.02)	(.05)	(.01)
Total distributions	(.12)D	(.34)E	(.22)	(.15)	(.13)F	(.11)
Net asset value, end of period	$9.89	$9.66	$10.69	$8.94	$8.19	$9.41
Total ReturnG,H	3.58%	(6.41)%	22.01%	11.11%	(11.70)%	1.36%
Ratios to Average Net AssetsI,J
Expenses before reductions	.30%K	.35%	.38%	.39%	.42%	.47%
Expenses net of fee waivers, if any	.05%K	.10%	.13%	.14%	.17%	.22%
Expenses net of all reductions	.05%K	.09%	.13%	.14%	.17%	.21%
Net investment income (loss)	.54%K	1.65%	1.16%	1.58%	1.09%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$7,784,222	$6,342,369	$4,740,524	$3,593,237	$2,736,052	$1,754,709
Portfolio turnover rateL	5%K	9%	13%	14%	16%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.112 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.197 per share.

 F Total distributions of $.13 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.046 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $41,618 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$615,392,367
Gross unrealized depreciation	(186,906,729)
Net unrealized appreciation (depreciation)	$428,485,638
Tax cost	$7,346,191,047

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,427,574,968 and $175,163,070, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $8,873,440.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,662 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Overseas Fund	12%
Fidelity International Capital Appreciation Fund	33%
Fidelity International Discovery Fund	13%
Fidelity International Real Estate Fund	12%
Fidelity International Value Fund	44%
Fidelity Japan Fund	33%
Fidelity Overseas Fund	16%
Fidelity Pacific Basin Fund	18%
Fidelity SAI International Low Volatility Index Fund	31%
Fidelity SAI International Value Index Fund	99%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.05%	$1,000.00	$1,035.80	$.26
Hypothetical-C		$1,000.00	$1,024.89	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Fidelity International Fund

On June 5, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with FIAM LLC (FIAM) and FIL Investment Advisors (FIA) (the Amended Sub-Advisory Agreements) for the fund, which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to each of FIAM and FIA, on behalf of the fund for certain investment mandates. The Board noted that the terms of each Amended Sub-Advisory Agreement are not materially different from those of the current sub-advisory agreement with the applicable sub-adviser.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM and FIA, including the backgrounds of their investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the approval of the sub-advisory agreement with FIA for the same mandates for a separate fund overseen by the Board, and the annual renewal of the fund's current sub-advisory agreements at its September 2018 Board meeting. The Board also considered the information provided by FIAM and FIA in June 2019 in connection with the anticipated annual renewal of each sub-advisory agreement in September 2019.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2019 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that if the applicable investment mandates are funded, each new fee schedule is expected to lower the amount of fees to be paid by Strategic Advisers to FIAM and FIA under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that if the applicable investment mandates are funded, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement with FIA, like the current sub-advisory agreement with FIA, provides for breakpoints that, if the applicable investment mandate is funded, have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting and that it will consider the potential for such benefits at its September 2019 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SIL-SANN-1019
1.912841.109

Strategic Advisers® Small-Mid Cap Fund Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Small-Mid Cap 500 Index Fund	2.1
Fidelity Small Cap Index Fund	2.0
Fidelity SAI Real Estate Index Fund	1.4
Euronet Worldwide, Inc.	0.7
Aspen Technology, Inc.	0.6
Skechers U.S.A., Inc. Class A (sub. vtg.)	0.5
j2 Global, Inc.	0.5
Amdocs Ltd.	0.5
Pool Corp.	0.5
Bright Horizons Family Solutions, Inc.	0.5
9.3

Top Five Market Sectors as of August 31, 2019

(stocks only)	% of fund's net assets
Information Technology	19.5
Industrials	16.6
Financials	13.8
Consumer Discretionary	12.1
Health Care	11.9

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Common Stocks	91.8%
Mid-Cap Blend Funds	2.1%
Small Blend Funds	2.0%
Sector Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	259,468	$22,623,015
CenturyLink, Inc. (b)	273,210	3,109,130
Ooma, Inc. (a)	245,133	3,064,163
Vonage Holdings Corp. (a)	803,210	10,618,436
		39,414,744
Entertainment - 1.0%
Cinemark Holdings, Inc.	882,863	33,690,052
Glu Mobile, Inc. (a)	234,922	1,043,054
Live Nation Entertainment, Inc. (a)	256,360	17,819,584
Nintendo Co. Ltd. ADR (b)	213,699	10,097,278
Take-Two Interactive Software, Inc. (a)	54,700	7,218,759
World Wrestling Entertainment, Inc. Class A (b)	66,265	4,733,309
		74,602,036
Interactive Media & Services - 0.7%
Alphabet, Inc. Class C (a)	7,148	8,492,539
ANGI Homeservices, Inc. Class A (a)(b)	120,508	935,142
Care.com, Inc. (a)	836,065	8,268,683
Facebook, Inc. Class A (a)	44,389	8,241,706
IAC/InterActiveCorp (a)	25,210	6,419,474
Match Group, Inc. (b)	103,339	8,763,147
Pinterest, Inc. Class A (b)	126,371	4,349,690
QuinStreet, Inc. (a)	102,107	1,169,125
TripAdvisor, Inc. (a)	86,825	3,298,482
		49,937,988
Media - 0.5%
AMC Networks, Inc. Class A (a)	135,361	6,565,009
Criteo SA sponsored ADR (a)	468,219	9,092,813
Discovery Communications, Inc. Class A (a)(b)	200,258	5,527,121
Entercom Communications Corp. Class A (b)	1,144,683	4,075,071
National CineMedia, Inc.	1,118,829	9,174,398
Sinclair Broadcast Group, Inc. Class A	84,970	3,787,113
TechTarget, Inc. (a)	126,711	3,008,119
		41,229,644
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	776,711	9,996,271

TOTAL COMMUNICATION SERVICES		215,180,683

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.9%
Autoliv, Inc. (b)	75,236	5,146,142
BorgWarner, Inc.	133,700	4,362,631
Cooper Tire & Rubber Co.	78,500	1,843,965
Cooper-Standard Holding, Inc. (a)	165,707	6,204,070
Dana, Inc.	597,051	7,600,459
Dorman Products, Inc. (a)	18,368	1,305,597
Gentex Corp.	342,879	9,120,581
LCI Industries (b)	161,084	13,651,869
Lear Corp.	101,538	11,398,656
Standard Motor Products, Inc.	38,342	1,698,934
Stoneridge, Inc. (a)	45,442	1,395,524
The Goodyear Tire & Rubber Co.	208,800	2,394,936
Tower International, Inc.	82,600	2,554,818
		68,678,182
Automobiles - 0.2%
Harley-Davidson, Inc.	131,000	4,178,900
Thor Industries, Inc.	251,604	11,551,140
		15,730,040
Distributors - 0.7%
LKQ Corp. (a)	499,825	13,130,403
Pool Corp.	201,314	39,534,043
		52,664,446
Diversified Consumer Services - 1.8%
American Public Education, Inc. (a)	14,151	342,879
Bright Horizons Family Solutions, Inc. (a)	238,818	39,416,911
Chegg, Inc. (a)	235,961	9,353,494
Frontdoor, Inc. (a)	631,457	32,419,002
Grand Canyon Education, Inc. (a)	202,202	25,396,571
Houghton Mifflin Harcourt Co. (a)	529,053	3,147,865
ServiceMaster Global Holdings, Inc. (a)	185,267	10,567,630
Sotheby's Class A (Ltd. vtg.) (a)	40,896	2,361,744
Strategic Education, Inc.	92,428	15,641,590
Weight Watchers International, Inc. (a)	32,874	985,891
		139,633,577
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	462,650	8,346,206
Boyd Gaming Corp.	79,426	1,909,401
Brinker International, Inc. (b)	33,348	1,267,224
Carrols Restaurant Group, Inc. (a)	358,099	2,614,123
Cedar Fair LP (depositary unit)	138,842	7,772,375
Chipotle Mexican Grill, Inc. (a)	6,420	5,382,656
Cracker Barrel Old Country Store, Inc. (b)	20,762	3,434,035
Dave & Buster's Entertainment, Inc. (b)	142,272	6,124,810
Denny's Corp. (a)	53,073	1,251,992
Domino's Pizza, Inc.	16,751	3,799,797
Extended Stay America, Inc. unit	354,120	4,975,386
Fiesta Restaurant Group, Inc. (a)	72,664	627,817
Hyatt Hotels Corp. Class A	31,278	2,256,708
Jack in the Box, Inc.	45,964	3,921,648
Marriott International, Inc. Class A	39,429	4,970,420
Papa John's International, Inc. (b)	135,053	6,720,237
Planet Fitness, Inc. (a)	289,984	20,475,770
Red Lion Hotels Corp. (a)	209,760	1,099,142
Shake Shack, Inc. Class A (a)	30,270	3,001,573
Six Flags Entertainment Corp.	117,284	6,939,694
Vail Resorts, Inc.	88,566	20,926,374
Wingstop, Inc.	25,307	2,535,002
Wyndham Destinations, Inc.	257,710	11,426,861
		131,779,251
Household Durables - 1.2%
Cavco Industries, Inc. (a)	7,388	1,355,476
D.R. Horton, Inc.	213,745	10,573,965
Ethan Allen Interiors, Inc.	21,290	366,188
Garmin Ltd.	104,383	8,514,521
Helen of Troy Ltd. (a)	22,806	3,500,949
La-Z-Boy, Inc.	94,804	3,021,403
Lennar Corp. Class A	143,928	7,340,328
LGI Homes, Inc. (a)(b)	55,600	4,531,956
M.D.C. Holdings, Inc.	213,386	8,251,637
NVR, Inc. (a)	1,074	3,865,326
PulteGroup, Inc.	155,000	5,239,000
Skyline Champion Corp. (a)	140,074	3,922,072
Sonos, Inc.	405,309	5,885,087
Taylor Morrison Home Corp. (a)	368,979	8,803,839
Toll Brothers, Inc.	158,280	5,728,153
TopBuild Corp. (a)	19,783	1,832,301
Whirlpool Corp.	39,900	5,549,691
William Lyon Homes, Inc. (a)	100,530	1,776,365
		90,058,257
Internet & Direct Marketing Retail - 0.7%
Chewy, Inc. (b)	289,714	9,560,562
Etsy, Inc. (a)	147,218	7,771,638
Expedia, Inc.	7,818	1,017,122
GrubHub, Inc. (a)(b)	233,458	13,853,398
PetMed Express, Inc. (b)	17,813	281,445
Shutterfly, Inc. (a)	115,263	5,864,581
Shutterstock, Inc.	431,955	15,165,940
Wayfair LLC Class A (a)	7,850	885,009
		54,399,695
Leisure Products - 0.6%
Brunswick Corp.	487,224	22,704,638
Callaway Golf Co.	283,294	5,031,301
Polaris, Inc.	186,294	15,279,834
Sturm, Ruger & Co., Inc.	14,806	607,194
		43,622,967
Multiline Retail - 0.2%
Dillard's, Inc. Class A	46,400	2,715,328
Dollar Tree, Inc. (a)	32,821	3,332,316
Kohl's Corp.	96,200	4,546,412
Ollie's Bargain Outlet Holdings, Inc. (a)	87,333	4,842,615
Tuesday Morning Corp. (a)(b)	170,114	238,160
		15,674,831
Specialty Retail - 2.6%
Aaron's, Inc. Class A	357,113	22,894,514
Advance Auto Parts, Inc.	40,520	5,589,734
America's Car Mart, Inc. (a)	76,096	6,527,515
American Eagle Outfitters, Inc.	316,563	5,324,590
Bed Bath & Beyond, Inc. (b)	117,070	1,132,067
Burlington Stores, Inc. (a)	108,262	21,921,972
Conn's, Inc. (a)(b)	186,604	3,761,937
DSW, Inc. Class A	57,846	953,881
Five Below, Inc. (a)	89,731	11,025,248
Foot Locker, Inc.	265,253	9,599,506
Group 1 Automotive, Inc.	101,841	7,609,560
Haverty Furniture Companies, Inc.	104,300	1,997,345
IAA Spinco, Inc. (a)	690,505	33,731,169
Lithia Motors, Inc. Class A (sub. vtg.)	79,118	10,369,996
Michaels Companies, Inc. (a)	403,938	2,290,328
Monro, Inc.	28,497	2,214,787
National Vision Holdings, Inc. (a)	211,542	5,999,331
Office Depot, Inc.	995,000	1,293,500
Party City Holdco, Inc. (a)(b)	277,753	1,305,439
Penske Automotive Group, Inc.	90,200	3,858,756
Ross Stores, Inc.	28,006	2,968,916
Sally Beauty Holdings, Inc. (a)	1,908,747	23,343,976
Shoe Carnival, Inc.	8,648	265,840
Signet Jewelers Ltd.	205,873	2,519,886
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	3,008,538
The Buckle, Inc. (b)	24,496	480,122
Ulta Beauty, Inc. (a)	24,754	5,884,768
Urban Outfitters, Inc. (a)(b)	65,100	1,523,991
Williams-Sonoma, Inc. (b)	69,242	4,556,124
		203,953,336
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	241,242	6,363,964
Carter's, Inc.	226,325	20,704,211
Crocs, Inc. (a)	192,121	4,284,298
Hanesbrands, Inc. (b)	1,632,542	22,300,524
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,331,251	42,147,407
Steven Madden Ltd.	209,566	6,961,783
Under Armour, Inc. Class C (non-vtg.) (a)	386,051	6,531,983
Wolverine World Wide, Inc.	289,253	7,506,115
		116,800,285

TOTAL CONSUMER DISCRETIONARY		932,994,867

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	7,431	3,257,899
Brown-Forman Corp. Class B (non-vtg.)	143,649	8,473,855
Cott Corp.	189,261	2,385,308
Cott Corp.	606,165	7,643,741
National Beverage Corp. (b)	10,445	427,201
Primo Water Corp. (a)	125,539	1,535,342
		23,723,346
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	259,540	6,815,520
Casey's General Stores, Inc.	6,970	1,169,915
Grocery Outlet Holding Corp.	113,089	4,574,450
Performance Food Group Co. (a)	646,251	30,238,084
SpartanNash Co.	65,200	702,204
U.S. Foods Holding Corp. (a)	279,557	11,308,081
Weis Markets, Inc.	47,626	1,820,742
		56,628,996
Food Products - 1.2%
Flowers Foods, Inc.	148,928	3,395,558
Fresh Del Monte Produce, Inc.	91,725	2,388,519
Hostess Brands, Inc. Class A (a)	559,960	7,850,639
Ingredion, Inc.	114,779	8,868,973
J&J Snack Foods Corp.	12,973	2,504,567
John B. Sanfilippo & Son, Inc.	7,559	699,963
Lamb Weston Holdings, Inc.	256,946	18,086,429
Lancaster Colony Corp.	16,860	2,459,874
Nomad Foods Ltd. (a)	800,925	16,138,639
Pilgrim's Pride Corp. (a)	199,300	6,210,188
Post Holdings, Inc. (a)	103,072	10,275,248
The Hain Celestial Group, Inc. (a)(b)	342,326	6,521,310
The J.M. Smucker Co.	53,000	5,573,480
Tootsie Roll Industries, Inc. (b)	16,499	605,183
		91,578,570
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	64,905	1,561,614
Church & Dwight Co., Inc.	59,214	4,724,093
Energizer Holdings, Inc. (b)	254,215	9,787,278
WD-40 Co.	11,957	2,179,761
		18,252,746
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	36,676	1,021,060
elf Beauty, Inc. (a)	1,099,492	17,943,709
Herbalife Nutrition Ltd. (a)	88,698	3,053,872
MediFast, Inc. (b)	31,210	3,119,752
Nu Skin Enterprises, Inc. Class A	147,898	6,007,617
USANA Health Sciences, Inc. (a)	11,808	802,590
		31,948,600
Tobacco - 0.1%
Turning Point Brands, Inc. (b)	170,670	6,118,520
Universal Corp.	56,074	2,807,064
		8,925,584

TOTAL CONSUMER STAPLES		231,057,842

ENERGY - 2.6%
Energy Equipment & Services - 0.6%
Core Laboratories NV (b)	129,022	5,107,981
Dril-Quip, Inc. (a)	188,603	8,647,448
Helmerich & Payne, Inc.	113,295	4,258,759
McDermott International, Inc. (a)(b)	424,665	2,004,419
Oceaneering International, Inc. (a)	137,661	1,784,087
Oil States International, Inc. (a)	282,249	3,892,214
Patterson-UTI Energy, Inc.	1,516,211	13,115,225
RigNet, Inc. (a)	292,697	2,294,744
RPC, Inc. (b)	842,974	4,476,192
TechnipFMC PLC	200,375	4,977,315
		50,558,384
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	3,228,401	1,684,902
Arch Coal, Inc. (b)	21,000	1,607,760
Ardmore Shipping Corp. (a)	225,346	1,406,159
Brigham Minerals, Inc. Class A	167,043	3,339,190
Canacol Energy Ltd. (a)	1,417,359	5,099,256
Carrizo Oil & Gas, Inc. (a)	239,500	1,985,455
Cimarex Energy Co.	261,620	11,192,104
CONSOL Energy, Inc. (a)	23,493	393,743
Delek U.S. Holdings, Inc.	105,693	3,461,446
Diamond S Shipping, Inc. (a)	115,578	1,259,800
Diamondback Energy, Inc.	198,427	19,461,720
Encana Corp.	477,268	2,119,070
Enerplus Corp. (b)	492,776	3,223,734
Equitrans Midstream Corp.	55,304	746,051
Extraction Oil & Gas, Inc. (a)(b)	216,549	872,692
Gulfport Energy Corp. (a)	350,800	841,920
HollyFrontier Corp.	143,500	6,365,660
Jagged Peak Energy, Inc. (a)	135,885	937,607
Kosmos Energy Ltd.	941,773	5,952,005
Laredo Petroleum, Inc. (a)	135,500	336,040
Marathon Oil Corp.	144,439	1,710,158
Marathon Petroleum Corp.	258,799	12,735,499
Matador Resources Co. (a)(b)	306,230	4,792,500
Northern Oil & Gas, Inc. (a)(b)	3,100,628	5,705,156
Oasis Petroleum, Inc. (a)	725,887	2,264,767
Parsley Energy, Inc. Class A	655,047	11,731,892
PBF Energy, Inc. Class A	307,753	7,293,746
PDC Energy, Inc. (a)	157,725	5,023,541
QEP Resources, Inc.	733,473	2,611,164
SM Energy Co.	314,214	2,978,749
Southwestern Energy Co. (a)(b)	800,000	1,264,000
SRC Energy, Inc. (a)	707,100	3,549,642
Valero Energy Corp.	45,765	3,445,189
W&T Offshore, Inc. (a)	660,000	2,890,800
World Fuel Services Corp.	339,215	13,025,856
		153,308,973

TOTAL ENERGY		203,867,357

FINANCIALS - 13.8%
Banks - 4.6%
Associated Banc-Corp.	329,444	6,338,503
Bank of Hawaii Corp.	35,409	2,927,616
Bank OZK	366,327	9,451,237
BankUnited, Inc.	628,778	19,969,989
Berkshire Hills Bancorp, Inc.	84,000	2,463,720
Boston Private Financial Holdings, Inc.	140,267	1,489,636
Cadence Bancorp Class A	718,877	11,049,139
Cathay General Bancorp	102,900	3,415,251
Centerstate Banks of Florida, Inc.	126,074	2,851,794
Central Pacific Financial Corp.	51,486	1,432,341
CIT Group, Inc.	136,200	5,800,758
Citizens Financial Group, Inc.	387,700	13,080,998
Columbia Banking Systems, Inc.	61,122	2,109,320
Comerica, Inc.	108,661	6,698,951
Commerce Bancshares, Inc.	254,770	14,539,724
Cullen/Frost Bankers, Inc.	126,355	10,488,729
East West Bancorp, Inc.	213,761	8,791,990
First Citizens Bancshares, Inc.	7,038	3,129,095
First Financial Bankshares, Inc.	108,194	3,312,900
First Hawaiian, Inc.	696,129	17,890,515
First Merchants Corp.	82,548	2,948,615
First Midwest Bancorp, Inc., Delaware	141,362	2,714,150
First Republic Bank	64,743	5,808,742
Fulton Financial Corp.	239,600	3,821,620
Hancock Whitney Corp.	156,697	5,501,632
Hanmi Financial Corp.	207,839	3,722,396
Hope Bancorp, Inc.	395,500	5,303,655
Huntington Bancshares, Inc.	258,867	3,429,988
IBERIABANK Corp.	187,987	12,969,223
KeyCorp	420,100	6,973,660
PacWest Bancorp	89,800	3,060,384
Peapack-Gladstone Financial Corp.	59,832	1,683,074
Peoples Bancorp, Inc.	40,051	1,229,966
Preferred Bank, Los Angeles	61,341	3,064,596
Regions Financial Corp.	365,500	5,343,610
ServisFirst Bancshares, Inc.	39,607	1,204,053
Signature Bank	112,184	13,086,264
Sterling Bancorp	415,857	7,930,393
SVB Financial Group (a)	108,364	21,089,802
Synovus Financial Corp.	448,074	15,924,550
Tcf Financial Corp.	202,274	7,799,685
Texas Capital Bancshares, Inc. (a)	130,485	7,030,532
Umpqua Holdings Corp.	672,323	10,562,194
United Community Bank, Inc.	130,200	3,438,582
Webster Financial Corp.	194,323	8,697,897
Western Alliance Bancorp.	320,936	13,935,041
Wintrust Financial Corp.	183,336	11,519,001
Zions Bancorp NA	424,508	17,443,034
		354,468,545
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	20,000	1,532,600
Ares Capital Corp.	117,382	2,213,825
Ares Management Corp.	196,624	5,721,758
Artisan Partners Asset Management, Inc.	43,873	1,168,777
Cohen & Steers, Inc.	18,585	1,002,289
Diamond Hill Investment Group, Inc.	2,814	379,609
Donnelley Financial Solutions, Inc. (a)	28,840	306,569
E*TRADE Financial Corp.	629,897	26,291,901
Eaton Vance Corp. (non-vtg.)	299,502	12,914,526
Evercore, Inc. Class A	109,867	8,762,992
FactSet Research Systems, Inc.	71,844	19,548,034
Federated Investors, Inc. Class B (non-vtg.)	82,468	2,642,275
Houlihan Lokey	29,448	1,301,013
Lazard Ltd. Class A	774,946	26,611,646
Legg Mason, Inc.	202,200	7,438,938
LPL Financial	214,694	16,091,315
MarketAxess Holdings, Inc.	32,474	12,912,312
Moelis & Co. Class A	307,568	10,312,755
Morningstar, Inc.	84,119	13,591,948
Newtek Business Services Corp. (b)	142,900	3,259,549
Oaktree Specialty Lending Corp.	547,600	2,842,044
Prospect Capital Corp.	398,500	2,538,445
Raymond James Financial, Inc.	123,882	9,725,976
SEI Investments Co.	112,865	6,490,866
Stifel Financial Corp.	218,581	11,676,597
T. Rowe Price Group, Inc.	79,414	8,784,777
Waddell & Reed Financial, Inc. Class A (b)	126,615	2,047,365
WisdomTree Investments, Inc.	1,503,789	7,233,225
		225,343,926
Consumer Finance - 1.0%
Ally Financial, Inc.	351,087	11,006,577
Credit Acceptance Corp. (a)	10,676	4,832,491
First Cash Financial Services, Inc.	166,231	16,411,987
Navient Corp.	857,905	10,929,710
Nelnet, Inc. Class A	68,994	4,626,048
OneMain Holdings, Inc.	148,418	5,320,785
PRA Group, Inc. (a)	87,670	2,993,054
Regional Management Corp. (a)	68,700	1,769,025
SLM Corp.	1,740,590	14,690,580
		72,580,257
Disc-Real Estate Inv Trusts - 0.1%
MGM Growth Properties LLC	284,345	8,769,200
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,372,441
Focus Financial Partners, Inc. Class A (a)	302,933	6,216,185
International Money Express, Inc. (a)(b)	232,231	3,028,292
Jefferies Financial Group, Inc.	355,177	6,620,499
On Deck Capital, Inc. (a)	297,547	967,028
Voya Financial, Inc.	263,412	12,991,480
		31,195,925
Insurance - 3.4%
Alleghany Corp. (a)	7,362	5,516,420
American Financial Group, Inc.	85,508	8,633,743
Assurant, Inc.	29,899	3,677,577
Assured Guaranty Ltd.	289,626	12,323,586
Athene Holding Ltd. (a)	45,331	1,761,563
Axis Capital Holdings Ltd.	143,296	8,796,941
Brown & Brown, Inc.	158,528	5,848,098
Cincinnati Financial Corp.	95,694	10,764,618
CNA Financial Corp.	293,792	13,846,417
CNO Financial Group, Inc.	339,200	4,911,616
Crawford & Co. Class B	166,972	1,445,978
Erie Indemnity Co. Class A	17,156	3,762,482
Everest Re Group Ltd.	96,510	22,764,779
First American Financial Corp.	362,176	21,169,187
Genworth Financial, Inc. Class A	149,800	663,614
Globe Life, Inc.	56,757	5,066,130
Hanover Insurance Group, Inc.	72,054	9,593,990
HCI Group, Inc.	57,033	2,222,576
Heritage Insurance Holdings, Inc.	151,238	1,982,730
Kemper Corp.	89,061	6,232,489
Kinsale Capital Group, Inc.	152,934	15,022,707
Lincoln National Corp.	116,200	6,144,656
Maiden Holdings Ltd.	333	160
National General Holdings Corp.	298,631	7,041,719
Old Republic International Corp.	640,664	14,965,911
Primerica, Inc.	37,093	4,420,373
ProAssurance Corp.	78,919	3,083,365
Reinsurance Group of America, Inc.	157,943	24,318,484
RLI Corp.	170,022	15,568,915
Selective Insurance Group, Inc.	76,006	6,052,358
Universal Insurance Holdings, Inc.	115,572	2,889,300
Unum Group	241,300	6,131,433
White Mountains Insurance Group Ltd.	4,570	4,847,399
		261,471,314
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	242,704	3,609,008
Annaly Capital Management, Inc.	349,000	2,896,700
Ares Commercial Real Estate Corp.	122,425	1,835,151
Blackstone Mortgage Trust, Inc.	95,728	3,331,334
Chimera Investment Corp.	176,100	3,358,227
MFA Financial, Inc.	1,112,003	7,973,062
New York Mortgage Trust, Inc.	403,200	2,479,680
Redwood Trust, Inc.	337,844	5,608,210
Starwood Property Trust, Inc.	224,999	5,271,727
Two Harbors Investment Corp.	932,868	11,782,123
		48,145,222
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	6,014	280,192
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	164,843	4,271,082
Essent Group Ltd.	464,697	22,537,805
Farmer Mac Class C (non-vtg.)	25,700	2,116,395
LendingTree, Inc. (a)(b)	15,570	4,828,101
MGIC Investment Corp.	386,100	4,884,165
NMI Holdings, Inc. (a)	9,567	271,129
Radian Group, Inc.	395,049	8,908,355
Walker & Dunlop, Inc.	207,632	11,598,324
		59,415,356

TOTAL FINANCIALS		1,061,669,937

HEALTH CARE - 11.9%
Biotechnology - 2.3%
Agios Pharmaceuticals, Inc. (a)(b)	114,208	4,334,194
Aimmune Therapeutics, Inc. (a)(b)	175,513	3,578,710
Akebia Therapeutics, Inc. (a)(b)	208,838	862,501
Allogene Therapeutics, Inc. (b)	60,080	1,635,978
Alnylam Pharmaceuticals, Inc. (a)	24,377	1,966,980
Amicus Therapeutics, Inc. (a)	120,486	1,191,607
Anika Therapeutics, Inc. (a)	12,053	684,128
Arena Pharmaceuticals, Inc. (a)	53,791	2,845,006
Ascendis Pharma A/S sponsored ADR (a)	22,061	2,471,494
BeiGene Ltd. ADR (a)	17,130	2,462,438
Biohaven Pharmaceutical Holding Co. Ltd. (a)	64,868	2,542,177
BioMarin Pharmaceutical, Inc. (a)	48,461	3,637,483
Biospecifics Technologies Corp. (a)	4,578	252,156
Blueprint Medicines Corp. (a)	55,843	4,281,483
Clovis Oncology, Inc. (a)(b)	40,036	224,602
DBV Technologies SA sponsored ADR (a)(b)	353,141	3,213,583
Deciphera Pharmaceuticals, Inc. (a)	176,835	6,415,574
Emergent BioSolutions, Inc. (a)	128,600	5,632,680
Exact Sciences Corp. (a)	158,382	18,882,302
Exelixis, Inc. (a)	300,406	5,963,059
FibroGen, Inc. (a)	28,257	1,261,958
Global Blood Therapeutics, Inc. (a)	42,809	1,968,358
Gossamer Bio, Inc.	74,667	1,565,020
Heron Therapeutics, Inc. (a)(b)	376,917	6,980,503
Immunomedics, Inc. (a)(b)	682,644	8,737,843
Incyte Corp. (a)	47,490	3,885,632
Insmed, Inc. (a)	73,736	1,212,220
Invitae Corp. (a)	189,137	4,588,464
Ionis Pharmaceuticals, Inc. (a)	29,621	1,872,343
Ligand Pharmaceuticals, Inc. Class B (a)(b)	151,960	13,814,684
Madrigal Pharmaceuticals, Inc. (a)(b)	12,310	1,141,137
Myriad Genetics, Inc. (a)	146,888	3,456,275
Neurocrine Biosciences, Inc. (a)	294,545	29,283,664
Precision BioSciences, Inc. (a)(b)	114,053	971,732
Progenics Pharmaceuticals, Inc. (a)	147,904	650,778
Puma Biotechnology, Inc. (a)(b)	81,232	873,244
Rubius Therapeutics, Inc. (a)(b)	106,386	987,262
Sage Therapeutics, Inc. (a)	31,686	5,439,536
Sarepta Therapeutics, Inc. (a)	47,253	4,259,858
Seattle Genetics, Inc. (a)	27,241	1,978,786
Spectrum Pharmaceuticals, Inc. (a)	599,525	4,400,514
Ultragenyx Pharmaceutical, Inc. (a)	45,908	2,500,609
Viking Therapeutics, Inc. (a)(b)	675,619	4,695,552
		179,604,107
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	25,846	4,990,087
Atrion Corp.	1,233	958,226
AxoGen, Inc. (a)	599,325	9,499,301
Cantel Medical Corp.	29,233	2,687,390
CONMED Corp.	39,886	4,019,312
DexCom, Inc. (a)	48,840	8,381,432
Endologix, Inc. (a)(b)	452,524	2,425,529
Haemonetics Corp. (a)	19,620	2,619,859
Hill-Rom Holdings, Inc.	36,754	3,957,671
ICU Medical, Inc. (a)	42,090	6,808,058
IDEXX Laboratories, Inc. (a)	73,837	21,393,532
Insulet Corp. (a)(b)	55,790	8,601,144
Integra LifeSciences Holdings Corp. (a)	113,557	6,815,691
LeMaitre Vascular, Inc.	10,700	338,762
Masimo Corp. (a)	82,883	12,701,820
Meridian Bioscience, Inc.	36,535	337,218
Merit Medical Systems, Inc. (a)	310,366	10,794,529
Neogen Corp. (a)	44,918	3,167,617
Nevro Corp. (a)	55,182	4,620,389
Penumbra, Inc. (a)(b)	48,143	7,007,214
Quidel Corp. (a)	148,096	9,337,453
STERIS PLC	196,542	30,346,085
Teleflex, Inc.	61,315	22,313,755
The Cooper Companies, Inc.	85,364	26,441,499
West Pharmaceutical Services, Inc.	266,519	38,767,854
Wright Medical Group NV (a)	53,311	1,111,534
Zimmer Biomet Holdings, Inc.	59,376	8,265,139
		258,708,100
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)(b)	113,903	3,013,873
Amedisys, Inc. (a)	75,558	9,725,070
American Renal Associates Holdings, Inc. (a)	14,793	91,717
BioTelemetry, Inc. (a)	277,229	10,992,130
Castle Biosciences, Inc.	27,037	754,873
Centene Corp. (a)	346,372	16,147,863
Chemed Corp.	29,117	12,503,713
Corvel Corp. (a)	7,937	668,534
Covetrus, Inc. (a)(b)	24,842	330,150
Encompass Health Corp.	309,923	18,840,219
Guardant Health, Inc.	53,263	4,662,110
HealthEquity, Inc. (a)	134,389	7,977,331
Henry Schein, Inc. (a)	164,602	10,142,775
Laboratory Corp. of America Holdings (a)	40,440	6,776,126
LHC Group, Inc. (a)	54,710	6,483,135
MEDNAX, Inc. (a)	643,711	13,569,428
Molina Healthcare, Inc. (a)	213,952	27,873,667
OptiNose, Inc. (a)(b)	134,440	1,029,810
Owens & Minor, Inc.	163,100	828,548
Patterson Companies, Inc. (b)	85,411	1,428,072
PetIQ, Inc. Class A (a)(b)	142,761	4,519,813
Premier, Inc. (a)	460,830	16,248,866
Quest Diagnostics, Inc.	80,100	8,199,837
Select Medical Holdings Corp. (a)	318,986	5,173,953
U.S. Physical Therapy, Inc.	10,759	1,436,542
Universal Health Services, Inc. Class B	53,564	7,744,283
Wellcare Health Plans, Inc. (a)	81,599	22,092,113
		219,254,551
Health Care Technology - 0.6%
Change Healthcare, Inc. (b)	220,207	3,089,504
Medidata Solutions, Inc. (a)	271,837	24,894,832
Teladoc Health, Inc. (a)(b)	138,540	8,018,695
Veeva Systems, Inc. Class A (a)	57,090	9,156,094
		45,159,125
Life Sciences Tools & Services - 1.5%
Avantor, Inc.	248,757	4,353,248
Bio-Rad Laboratories, Inc. Class A (a)	41,825	14,124,721
Bruker Corp.	84,967	3,668,025
Charles River Laboratories International, Inc. (a)	129,833	17,034,090
ICON PLC (a)	131,374	20,256,557
IQVIA Holdings, Inc. (a)	51,839	8,042,821
Medpace Holdings, Inc. (a)	22,454	1,816,753
PerkinElmer, Inc.	159,410	13,183,207
PRA Health Sciences, Inc. (a)	41,902	4,141,594
Syneos Health, Inc. (a)	561,909	29,517,080
		116,138,096
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)(b)	129,451	2,803,909
Catalent, Inc. (a)	457,741	24,141,260
Collegium Pharmaceutical, Inc. (a)	105,291	1,219,270
GW Pharmaceuticals PLC ADR (a)(b)	60,678	8,641,154
Horizon Pharma PLC (a)	258,787	7,150,285
Innoviva, Inc. (a)	216,035	2,503,846
Jazz Pharmaceuticals PLC (a)	104,914	13,444,729
Lannett Co., Inc. (a)(b)	177,600	1,829,280
Mallinckrodt PLC (a)	152,186	394,162
Nektar Therapeutics (a)(b)	121,546	2,135,563
Pacira Biosciences, Inc. (a)	83,005	3,091,106
Prestige Brands Holdings, Inc. (a)(b)	483,881	15,426,126
Reata Pharmaceuticals, Inc. (a)	19,701	1,518,947
Revance Therapeutics, Inc. (a)	713,691	7,565,125
Supernus Pharmaceuticals, Inc. (a)	189,112	5,111,697
Zynerba Pharmaceuticals, Inc. (a)(b)	310,566	3,319,951
		100,296,410

TOTAL HEALTH CARE		919,160,389

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.4%
AAR Corp.	175,729	7,549,318
Axon Enterprise, Inc. (a)	94,269	5,653,312
Curtiss-Wright Corp.	45,136	5,535,479
HEICO Corp.	35,481	5,133,036
HEICO Corp. Class A	173,072	19,100,226
Hexcel Corp.	178,350	15,008,153
Huntington Ingalls Industries, Inc.	51,192	10,699,128
Mercury Systems, Inc. (a)	57,660	4,937,426
National Presto Industries, Inc.	4,250	364,268
Spirit AeroSystems Holdings, Inc. Class A	195,700	15,773,420
Teledyne Technologies, Inc. (a)	55,823	17,226,420
Textron, Inc.	39,907	1,795,815
		108,776,001
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	136,151	2,750,250
Atlas Air Worldwide Holdings, Inc. (a)	147,623	3,816,055
Echo Global Logistics, Inc. (a)	91,418	1,832,017
Expeditors International of Washington, Inc.	48,287	3,433,206
Forward Air Corp.	252,432	15,726,514
Hub Group, Inc. Class A (a)	36,743	1,582,154
XPO Logistics, Inc. (a)(b)	181,449	12,857,476
		41,997,672
Airlines - 0.8%
Air Canada (a)	113,604	3,818,371
Alaska Air Group, Inc.	327,200	19,540,384
Azul SA sponsored ADR (a)	170,110	5,974,263
Hawaiian Holdings, Inc.	243,252	5,937,781
JetBlue Airways Corp. (a)	520,555	9,016,013
SkyWest, Inc.	273,880	15,682,369
Spirit Airlines, Inc. (a)	62,989	2,364,607
		62,333,788
Building Products - 1.5%
A.O. Smith Corp.	124,300	5,782,436
AAON, Inc.	35,102	1,683,843
Allegion PLC	80,621	7,761,384
Apogee Enterprises, Inc.	76,492	2,824,850
Armstrong World Industries, Inc.	195,038	18,620,278
Continental Building Products, Inc. (a)	31,834	800,307
CSW Industrials, Inc.	13,192	899,826
Fortune Brands Home & Security, Inc.	278,947	14,243,034
Lennox International, Inc.	44,841	11,379,749
Masonite International Corp. (a)	215,502	11,505,652
Owens Corning	294,620	16,899,403
Patrick Industries, Inc. (a)	208,777	7,545,201
Simpson Manufacturing Co. Ltd.	35,740	2,294,508
Trex Co., Inc. (a)	118,703	10,152,668
Universal Forest Products, Inc.	161,594	6,318,325
		118,711,464
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	536,967	20,007,390
ACCO Brands Corp.	483,748	4,484,344
Brady Corp. Class A	316,201	14,927,849
Casella Waste Systems, Inc. Class A (a)	68,288	3,107,104
Cimpress NV (a)	165,430	18,973,167
Clean Harbors, Inc. (a)	440,166	32,374,209
Copart, Inc. (a)	68,281	5,147,705
Deluxe Corp.	113,608	5,235,057
Evoqua Water Technologies Corp. (a)	217,533	3,363,060
Herman Miller, Inc.	182,300	7,707,644
KAR Auction Services, Inc.	606,122	16,098,600
MSA Safety, Inc.	144,450	15,258,254
Pitney Bowes, Inc. (b)	367,000	1,306,520
Republic Services, Inc.	36,500	3,257,625
Ritchie Bros. Auctioneers, Inc.	388,714	15,373,639
Rollins, Inc.	127,237	4,174,646
Steelcase, Inc. Class A	373,818	5,805,394
Tetra Tech, Inc.	43,090	3,495,461
The Brink's Co.	32,646	2,456,612
U.S. Ecology, Inc.	42,385	2,567,259
UniFirst Corp.	13,332	2,611,872
Waste Connection, Inc. (United States)	290,434	26,690,885
		214,424,296
Construction & Engineering - 0.6%
AECOM (a)	122,096	4,331,966
Aegion Corp. (a)	233,397	4,607,257
Comfort Systems U.S.A., Inc.	31,504	1,217,945
EMCOR Group, Inc.	16,784	1,467,593
Granite Construction, Inc.	45,039	1,280,909
Jacobs Engineering Group, Inc.	69,360	6,163,330
Quanta Services, Inc.	214,327	7,265,685
Tutor Perini Corp. (a)	453,158	4,527,048
Williams Scotsman Corp. (a)	804,535	11,223,263
		42,084,996
Electrical Equipment - 1.3%
Acuity Brands, Inc.	66,931	8,393,817
AMETEK, Inc.	62,882	5,403,450
EnerSys	216,700	12,135,200
Generac Holdings, Inc. (a)	239,847	18,705,668
Hubbell, Inc. Class B	19,850	2,603,129
Regal Beloit Corp.	191,355	13,567,070
Rockwell Automation, Inc.	47,618	7,275,554
Sensata Technologies, Inc. PLC (a)	617,800	28,159,324
		96,243,212
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	66,712	9,670,572
ITT, Inc.	49,852	2,837,576
Raven Industries, Inc.	30,494	889,510
		13,397,658
Machinery - 4.1%
Allison Transmission Holdings, Inc.	294,626	13,090,233
Altra Industrial Motion Corp.	83,706	2,175,519
Apergy Corp. (a)	86,846	2,256,259
Cactus, Inc. (a)	85,788	2,185,020
Donaldson Co., Inc.	110,475	5,342,571
Douglas Dynamics, Inc.	192,107	8,022,388
EnPro Industries, Inc.	25,542	1,590,756
Gardner Denver Holdings, Inc. (a)(b)	122,132	3,502,746
Gates Industrial Corp. PLC (a)	702,926	6,115,456
Graco, Inc.	143,771	6,551,644
Hillenbrand, Inc.	53,862	1,477,973
IDEX Corp.	90,382	14,886,819
John Bean Technologies Corp.	121,597	12,441,805
Kennametal, Inc.	568,321	16,987,115
Lincoln Electric Holdings, Inc.	360,462	29,759,743
Meritor, Inc. (a)	219,680	3,695,018
Middleby Corp. (a)	114,747	12,583,156
Nordson Corp.	96,960	13,182,682
Oshkosh Corp.	78,618	5,524,487
Proto Labs, Inc. (a)	41,528	3,934,363
RBC Bearings, Inc. (a)	100,498	16,032,446
Rexnord Corp. (a)	90,415	2,367,065
Snap-On, Inc.	117,880	17,526,398
Tennant Co.	211,094	14,436,719
Terex Corp.	303,546	7,537,047
Timken Co.	182,589	7,336,426
Toro Co.	537,606	38,713,008
Trinity Industries, Inc.	168,100	2,936,707
Wabtec Corp. (b)	99,304	6,872,830
Welbilt, Inc. (a)	375,880	5,916,351
Woodward, Inc.	289,736	31,248,028
Xylem, Inc.	23,866	1,828,374
		318,057,152
Marine - 0.3%
Kirby Corp. (a)	193,591	14,246,362
Matson, Inc.	194,691	6,917,371
		21,163,733
Professional Services - 1.1%
Asgn, Inc. (a)	137,556	8,593,123
Barrett Business Services, Inc.	6,360	554,147
CoStar Group, Inc. (a)	20,188	12,412,996
Exponent, Inc.	88,142	6,248,386
FTI Consulting, Inc. (a)	99,045	10,710,726
Huron Consulting Group, Inc. (a)	39,675	2,428,507
Insperity, Inc.	32,866	3,255,706
Kforce, Inc.	20,273	659,683
Manpower, Inc.	145,514	11,894,314
Navigant Consulting, Inc.	167,506	4,668,392
Robert Half International, Inc.	104,937	5,610,981
TriNet Group, Inc. (a)	291,760	19,585,849
		86,622,810
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	10,543	1,169,008
Heartland Express, Inc.	608,357	12,513,903
Kansas City Southern	51,424	6,469,139
Knight-Swift Transportation Holdings, Inc. Class A (b)	467,765	15,969,497
Landstar System, Inc.	130,134	14,512,544
Ryder System, Inc.	66,500	3,203,305
Saia, Inc. (a)	12,604	1,078,146
		54,915,542
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	245,222	10,186,522
Applied Industrial Technologies, Inc.	197,598	10,549,757
Beacon Roofing Supply, Inc. (a)	60,946	1,942,958
BMC Stock Holdings, Inc. (a)	151,671	3,856,994
HD Supply Holdings, Inc. (a)	43,494	1,692,352
MRC Global, Inc. (a)	295,008	3,708,251
MSC Industrial Direct Co., Inc. Class A	362,608	24,519,553
SiteOne Landscape Supply, Inc. (a)(b)	165,454	12,938,503
Triton International Ltd.	186,565	5,998,065
United Rentals, Inc. (a)	141,473	15,924,201
Watsco, Inc.	21,218	3,470,204
WESCO International, Inc. (a)	157,059	7,080,220
		101,867,580

TOTAL INDUSTRIALS		1,280,595,904

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	15,560	3,526,207
CalAmp Corp. (a)	95,258	914,477
Ciena Corp. (a)	514,743	21,068,431
CommScope Holding Co., Inc. (a)	181,395	1,948,182
F5 Networks, Inc. (a)	26,700	3,437,091
Juniper Networks, Inc.	304,600	7,054,536
KVH Industries, Inc. (a)	286,286	2,662,460
Lumentum Holdings, Inc. (a)	44,334	2,472,064
NetScout Systems, Inc. (a)	422,835	9,365,795
Ubiquiti, Inc. (b)	16,217	1,792,141
Viavi Solutions, Inc. (a)	250,940	3,485,557
		57,726,941
Electronic Equipment & Components - 2.5%
Arrow Electronics, Inc. (a)	154,801	10,712,229
Avnet, Inc.	275,696	11,548,905
Badger Meter, Inc.	25,150	1,297,237
Belden, Inc.	406,754	18,552,050
CDW Corp.	137,207	15,847,409
Cognex Corp.	373,625	16,843,015
Coherent, Inc. (a)	22,672	3,286,533
Dolby Laboratories, Inc. Class A	49,919	3,073,014
Fabrinet (a)	71,060	3,587,819
Flextronics International Ltd. (a)	248,787	2,395,819
FLIR Systems, Inc.	180,956	8,915,702
Insight Enterprises, Inc. (a)	99,871	4,799,800
IPG Photonics Corp. (a)	56,067	6,937,170
Jabil, Inc.	250,281	7,210,596
Littelfuse, Inc.	62,660	9,779,346
National Instruments Corp.	97,241	4,084,122
Novanta, Inc. (a)	69,720	5,229,000
Rogers Corp. (a)	36,890	4,884,974
Sanmina Corp. (a)	129,900	3,754,110
ScanSource, Inc. (a)	71,700	2,026,242
SYNNEX Corp.	121,373	10,172,271
Tech Data Corp. (a)	49,700	4,608,681
Trimble, Inc. (a)	492,034	18,461,116
TTM Technologies, Inc. (a)	694,956	7,408,231
Vishay Intertechnology, Inc.	256,825	4,065,540
Zebra Technologies Corp. Class A (a)	13,737	2,816,497
		192,297,428
IT Services - 4.6%
Alliance Data Systems Corp.	20,149	2,477,320
Amdocs Ltd.	612,837	39,675,067
Booz Allen Hamilton Holding Corp. Class A	238,910	18,040,094
Carbonite, Inc. (a)	555,128	6,689,292
Cass Information Systems, Inc.	10,419	527,201
CoreLogic, Inc. (a)	346,925	16,791,170
CSG Systems International, Inc.	48,511	2,613,773
Dynatrace, Inc.	196,363	4,512,422
EPAM Systems, Inc. (a)	58,247	11,144,399
Euronet Worldwide, Inc. (a)	349,284	53,489,352
EVERTEC, Inc.	127,424	4,442,001
ExlService Holdings, Inc. (a)	35,543	2,406,261
Fidelity National Information Services, Inc.	93,010	12,669,822
Gartner, Inc. (a)	53,502	7,151,612
Genpact Ltd.	428,991	17,571,471
GoDaddy, Inc. (a)	315,046	19,955,014
Interxion Holding N.V. (a)	122,260	9,895,724
Jack Henry & Associates, Inc.	68,390	9,913,814
Maximus, Inc.	164,448	12,652,629
NIC, Inc.	57,513	1,197,421
Presidio, Inc.	803,068	12,865,149
Science Applications International Corp.	25,806	2,271,186
Switch, Inc. Class A (b)	711,509	11,668,748
Sykes Enterprises, Inc. (a)	67,353	1,953,237
Total System Services, Inc.	167,044	22,420,646
Ttec Holdings, Inc.	103,593	4,859,548
Twilio, Inc. Class A (a)	28,820	3,760,145
Virtusa Corp. (a)	24,096	870,829
WEX, Inc. (a)	97,691	19,982,694
Wix.com Ltd. (a)	87,304	12,244,386
WNS Holdings Ltd. sponsored ADR (a)	105,483	6,411,257
		353,123,684
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	188,715	5,935,087
Brooks Automation, Inc.	44,810	1,493,517
Cabot Microelectronics Corp.	97,439	12,145,771
Cirrus Logic, Inc. (a)	97,800	5,245,992
Cree, Inc. (a)	50,352	2,161,611
Cypress Semiconductor Corp.	518,566	11,932,204
Diodes, Inc. (a)	156,600	5,723,730
Entegris, Inc.	85,515	3,662,607
Kulicke & Soffa Industries, Inc.	447,465	9,320,696
Lam Research Corp.	55,800	11,746,458
Lattice Semiconductor Corp. (a)	183,908	3,621,149
Marvell Technology Group Ltd.	80,623	1,932,533
Maxim Integrated Products, Inc.	170,450	9,296,343
MaxLinear, Inc. Class A (a)	301,394	5,973,629
MKS Instruments, Inc.	127,337	9,969,214
Monolithic Power Systems, Inc.	97,198	14,634,131
NVE Corp.	4,174	267,971
ON Semiconductor Corp. (a)	2,022,029	35,992,116
Power Integrations, Inc.	24,871	2,214,016
Qorvo, Inc. (a)	117,924	8,423,311
Semtech Corp. (a)	205,902	8,641,707
Silicon Laboratories, Inc. (a)	112,557	12,268,713
Teradyne, Inc.	141,062	7,472,054
Universal Display Corp.	27,375	5,624,741
Versum Materials, Inc.	158,181	8,225,412
		203,924,713
Software - 8.6%
2U, Inc. (a)	431,606	7,717,115
8x8, Inc. (a)	405,925	9,868,037
ACI Worldwide, Inc. (a)	555,627	16,546,572
Anaplan, Inc.	109,186	5,932,075
ANSYS, Inc. (a)	50,167	10,362,496
Aspen Technology, Inc. (a)	333,801	44,462,293
Autodesk, Inc. (a)	111,269	15,891,439
Avalara, Inc. (a)	79,650	6,717,681
Black Knight, Inc. (a)	197,661	12,304,397
Carbon Black, Inc. (a)	306,237	7,992,786
CDK Global, Inc.	150,606	6,500,155
ChannelAdvisor Corp. (a)	329,440	2,833,184
CommVault Systems, Inc. (a)	137,489	5,962,898
Cornerstone OnDemand, Inc. (a)	215,726	11,254,425
Coupa Software, Inc. (a)	42,910	5,961,486
DocuSign, Inc. (a)	117,770	5,498,681
Ebix, Inc. (b)	34,372	1,217,456
Everbridge, Inc. (a)	12,902	1,112,152
Fair Isaac Corp. (a)	60,460	21,325,451
FireEye, Inc. (a)	1,070,907	14,382,281
Guidewire Software, Inc. (a)	113,188	10,886,422
HubSpot, Inc. (a)	58,493	11,679,882
HyreCar, Inc. (a)(b)	452,185	1,324,902
Instructure, Inc. (a)	46,685	1,930,892
j2 Global, Inc.	469,347	39,706,756
LivePerson, Inc. (a)	540,431	21,476,728
LogMeIn, Inc.	421,641	28,182,484
Manhattan Associates, Inc. (a)	56,476	4,666,612
Mimecast Ltd. (a)	303,167	12,408,625
Model N, Inc. (a)	566,111	16,207,758
New Relic, Inc. (a)	97,041	5,564,331
Nuance Communications, Inc. (a)	1,571,575	26,418,176
Paycom Software, Inc. (a)	84,337	21,094,370
Paylocity Holding Corp. (a)	17,133	1,871,266
Progress Software Corp.	64,500	2,436,810
Proofpoint, Inc. (a)	32,396	3,680,510
Q2 Holdings, Inc. (a)	182,732	16,436,743
QAD, Inc. Class A	49,156	1,991,801
Rapid7, Inc. (a)	105,019	5,638,470
RealPage, Inc. (a)	219,197	13,956,273
RingCentral, Inc. (a)	129,851	18,325,872
Salesforce.com, Inc. (a)	21,167	3,303,534
Slack Technologies, Inc. Class A (a)(b)	77,840	2,229,338
Smartsheet, Inc. (a)	105,394	5,122,148
SolarWinds, Inc. (a)(b)	919,106	15,643,184
Splunk, Inc. (a)	115,838	12,953,005
SS&C Technologies Holdings, Inc.	771,475	35,958,450
Synopsys, Inc. (a)	124,275	17,623,438
The Trade Desk, Inc. (a)	78,220	19,224,129
Tyler Technologies, Inc. (a)	68,013	17,448,055
Upland Software, Inc. (a)	504,102	19,155,876
Verint Systems, Inc. (a)	232,111	12,369,195
Yext, Inc. (a)	224,304	3,537,274
Zendesk, Inc. (a)	141,297	11,332,019
Zix Corp. (a)	297,147	2,184,030
Zoom Video Communications, Inc. Class A (b)	21,054	1,930,020
		659,742,438
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	661,156	4,628,092
NCR Corp. (a)	541,220	17,053,842
Seagate Technology LLC	127,000	6,376,670
Xerox Holdings Corp.	164,200	4,760,158
		32,818,762

TOTAL INFORMATION TECHNOLOGY		1,499,633,966

MATERIALS - 3.9%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	83,500	6,115,540
Axalta Coating Systems Ltd. (a)	380,176	10,979,483
Cabot Corp.	76,213	3,048,520
Celanese Corp. Class A	57,600	6,530,112
Chase Corp.	6,255	626,876
Eastman Chemical Co.	114,700	7,497,939
FMC Corp.	86,785	7,492,149
Huntsman Corp.	495,140	9,863,189
Ingevity Corp. (a)	92,186	7,021,808
International Flavors & Fragrances, Inc. (b)	29,154	3,199,652
Minerals Technologies, Inc.	82,670	3,984,694
Orion Engineered Carbons SA	280,399	3,900,350
PolyOne Corp.	90,277	2,889,767
PQ Group Holdings, Inc. (a)	254,944	3,643,150
Quaker Chemical Corp.	70,360	11,177,390
The Chemours Co. LLC	127,000	1,799,590
The Mosaic Co.	111,150	2,044,049
The Scotts Miracle-Gro Co. Class A	97,879	10,406,495
Trinseo SA	338,972	11,894,527
Valvoline, Inc.	265,617	6,002,944
Venator Materials PLC (a)	242,645	541,098
Westlake Chemical Corp.	158,393	9,280,246
		129,939,568
Construction Materials - 0.1%
Eagle Materials, Inc.	40,505	3,410,116
nVent Electric PLC	138,455	2,805,098
		6,215,214
Containers & Packaging - 1.4%
Amcor PLC	127,747	1,254,476
Aptargroup, Inc.	243,392	29,747,370
Avery Dennison Corp.	56,251	6,500,928
Crown Holdings, Inc. (a)	223,019	14,683,571
Graphic Packaging Holding Co.	2,153,872	29,744,972
Owens-Illinois, Inc.	384,500	3,910,365
Packaging Corp. of America	85,700	8,619,706
Sealed Air Corp.	137,601	5,479,272
WestRock Co.	155,117	5,301,899
		105,242,559
Metals & Mining - 0.6%
Alcoa Corp. (a)	295,831	5,304,250
Carpenter Technology Corp.	137,758	6,700,549
Cleveland-Cliffs, Inc. (b)	1,771,262	14,063,820
Compass Minerals International, Inc.	36,257	1,803,061
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Nucor Corp.	45,268	2,217,227
Reliance Steel & Aluminum Co.	59,000	5,736,570
Steel Dynamics, Inc.	342,223	9,240,021
SunCoke Energy, Inc.	581,519	3,628,679
United States Steel Corp. (b)	172,500	1,909,575
		50,603,757
Paper & Forest Products - 0.1%
Domtar Corp.	79,600	2,622,820
Schweitzer-Mauduit International, Inc.	131,446	4,408,699
		7,031,519

TOTAL MATERIALS		299,032,617

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Campus Communities, Inc.	195,836	9,102,457
Americold Realty Trust	307,200	11,188,224
Apartment Investment & Management Co. Class A	130,384	6,649,584
Brixmor Property Group, Inc.	313,300	5,774,119
Camden Property Trust (SBI)	104,643	11,327,605
CBL & Associates Properties, Inc.	226,300	205,933
Chatham Lodging Trust	121,828	2,021,127
Colony Capital, Inc.	533,407	2,400,332
CorEnergy Infrastructure Trust, Inc.	84,100	3,793,751
Corrections Corp. of America	159,700	2,706,915
Cousins Properties, Inc.	225,464	7,823,601
CubeSmart	370,107	13,283,140
DDR Corp.	357,750	4,958,415
DiamondRock Hospitality Co.	461,700	4,372,299
Easterly Government Properties, Inc.	277,259	5,697,672
EastGroup Properties, Inc.	125,981	15,687,154
Empire State Realty Trust, Inc.	555,544	7,810,949
Essex Property Trust, Inc.	11,435	3,673,608
Extra Space Storage, Inc.	41,489	5,058,339
Franklin Street Properties Corp.	275,093	2,082,454
Front Yard Residential Corp. Class B	98,985	1,097,744
Gaming & Leisure Properties	126,866	4,962,998
Government Properties Income Trust	132,285	3,586,246
Hospitality Properties Trust (SBI)	254,722	6,148,989
Hudson Pacific Properties, Inc.	85,788	2,916,792
Industrial Logistics Properties Trust	136,179	2,912,869
Lamar Advertising Co. Class A	70,653	5,415,552
Liberty Property Trust (SBI)	36,900	1,923,228
Medical Properties Trust, Inc.	661,649	12,300,055
Mid-America Apartment Communities, Inc.	113,657	14,398,069
National Retail Properties, Inc.	342,779	19,247,041
Omega Healthcare Investors, Inc.	208,228	8,470,715
One Liberty Properties, Inc.	62,151	1,664,404
Outfront Media, Inc.	640,703	17,606,518
Park Hotels & Resorts, Inc.	279,576	6,584,015
Piedmont Office Realty Trust, Inc. Class A	504,344	9,955,751
Preferred Apartment Communities, Inc. Class A	234,200	3,152,332
Prologis, Inc.	55,396	4,632,214
Retail Properties America, Inc.	231,202	2,626,455
RLJ Lodging Trust	556,959	9,028,305
Ryman Hospitality Properties, Inc.	44,345	3,532,523
Sabra Health Care REIT, Inc.	207,182	4,479,275
Senior Housing Properties Trust (SBI)	399,400	3,390,906
SL Green Realty Corp.	23,774	1,907,150
Spirit Realty Capital, Inc.	46,912	2,248,961
Stag Industrial, Inc.	325,829	9,475,107
Summit Hotel Properties, Inc.	198,800	2,218,608
Sun Communities, Inc.	82,483	12,190,987
Tanger Factory Outlet Centers, Inc. (b)	101,800	1,439,452
The GEO Group, Inc.	154,500	2,651,220
VEREIT, Inc.	1,265,900	12,342,525
Washington Prime Group, Inc.	365,000	1,178,950
Weyerhaeuser Co.	155,342	4,087,048
Xenia Hotels & Resorts, Inc.	257,700	5,208,117
		330,598,799
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC	648,946	10,928,251
Jones Lang LaSalle, Inc.	22,289	2,987,840
Marcus & Millichap, Inc. (a)	12,670	457,134
Retail Value, Inc.	36,735	1,358,828
		15,732,053

TOTAL REAL ESTATE		346,330,852

UTILITIES - 1.1%
Electric Utilities - 0.6%
Alliant Energy Corp.	209,427	10,984,446
FirstEnergy Corp.	136,900	6,297,400
PNM Resources, Inc.	125,255	6,389,258
Portland General Electric Co.	367,164	20,887,960
Vistra Energy Corp.	253,776	6,331,711
		50,890,775
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	68,658	6,263,669
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	383,651	5,881,370
Multi-Utilities - 0.3%
Black Hills Corp.	83,696	6,420,320
NorthWestern Energy Corp.	192,317	13,931,443
		20,351,763

TOTAL UTILITIES		83,387,577

TOTAL COMMON STOCKS
(Cost $6,141,303,484)		7,072,911,991

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	291,995

Equity Funds - 5.5%
Mid-Cap Blend Funds - 2.1%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	12,812,548	158,491,198
Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF	22,860	3,272,409
Sector Funds - 1.4%
Fidelity SAI Real Estate Index Fund (e)	8,806,764	107,090,251
Small Blend Funds - 2.0%
Fidelity Small Cap Index Fund (e)	7,908,651	152,083,349
Small Growth Funds - 0.0%
iShares Russell 2000 Growth Index ETF (b)	15,120	2,943,864
TOTAL EQUITY FUNDS
(Cost $376,547,886)		423,881,071

Money Market Funds - 6.5%
Fidelity Cash Central Fund 2.13% (f)	1,624,883	1,625,208
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	301,105,736	301,135,847
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	197,652,609	197,652,609
TOTAL MONEY MARKET FUNDS
(Cost $500,413,664)		500,413,664
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $7,018,522,696)		7,997,498,721
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(290,680,757)
NET ASSETS - 100%		$7,706,817,964

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Sept. 2019	$1,344,780	$(22,242)	$(22,242)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Sept. 2019	752,560	(25,777)	(25,777)
TOTAL FUTURES CONTRACTS					$(48,019)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,613
Fidelity Securities Lending Cash Central Fund	691,907
Total	$703,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,325,713	$925,713	$--	$925,712	$--	$6,838,825	$107,090,251
Fidelity SAI Small-Mid Cap 500 Index Fund	166,666,203	174,120,946	184,321,731	--	4,414,803	(2,389,023)	158,491,198
Fidelity Small Cap Index Fund	166,544,687	178,866,682	183,226,609	740,872	(860,510)	(9,240,901)	152,083,349
Total	$432,536,603	$353,913,341	$367,548,340	$1,666,584	$3,554,293	$(4,791,099)	$417,664,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$215,180,683	$215,180,683	$--	$--
Consumer Discretionary	933,286,862	932,994,867	--	291,995
Consumer Staples	231,057,842	231,057,842	--	--
Energy	203,867,357	203,867,357	--	--
Financials	1,061,669,937	1,061,669,937	--	--
Health Care	919,160,389	919,160,389	--	--
Industrials	1,280,595,904	1,280,595,904	--	--
Information Technology	1,499,633,966	1,499,633,966	--	--
Materials	299,032,617	299,032,612	--	5
Real Estate	346,330,852	346,330,852	--	--
Utilities	83,387,577	83,387,577	--	--
Equity Funds	423,881,071	423,881,071	--	--
Money Market Funds	500,413,664	500,413,664	--	--
Total Investments in Securities:	$7,997,498,721	$7,997,206,721	$--	$292,000
Derivative Instruments:
Liabilities
Futures Contracts	$(48,019)	$(48,019)	$--	$--
Total Liabilities	$(48,019)	$(48,019)	$--	$--
Total Derivative Instruments:	$(48,019)	$(48,019)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(48,019)
Total Equity Risk	0	(48,019)
Total Value of Derivatives	$0	$(48,019)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $294,030,664) — See accompanying schedule: Unaffiliated issuers (cost $6,344,821,273)	$7,277,072,868
Fidelity Central Funds (cost $302,761,055)	302,761,055
Other affiliated issuers (cost $370,940,368)	417,664,798
Total Investment in Securities (cost $7,018,522,696)		$7,997,498,721
Segregated cash with brokers for derivative instruments		89,300
Receivable for investments sold		24,986,390
Receivable for fund shares sold		1,816,689
Dividends receivable		6,173,533
Interest receivable		329,045
Distributions receivable from Fidelity Central Funds		159,537
Prepaid expenses		19,140
Other receivables		161,026
Total assets		8,031,233,381
Liabilities
Payable to custodian bank	$778,080
Payable for investments purchased	14,547,545
Payable for fund shares redeemed	5,078,728
Accrued management fee	2,561,464
Payable for daily variation margin on futures contracts	1,410
Other payables and accrued expenses	307,546
Collateral on securities loaned	301,140,644
Total liabilities		324,415,417
Net Assets		$7,706,817,964
Net Assets consist of:
Paid in capital		$6,732,596,881
Total distributable earnings (loss)		974,221,083
Net Assets, for 568,071,472 shares outstanding		$7,706,817,964
Net Asset Value, offering price and redemption price per share ($7,706,817,964 ÷ 568,071,472 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$48,733,858
Affiliated issuers		1,666,584
Interest		2,110,780
Income from Fidelity Central Funds (including $691,907 from security lending)		703,520
Total income		53,214,742
Expenses
Management fee	$25,623,604
Accounting and security lending fees	410,860
Custodian fees and expenses	140,469
Independent trustees' fees and expenses	44,028
Registration fees	58,081
Audit	54,351
Legal	21,555
Miscellaneous	41,978
Total expenses before reductions	26,394,926
Expense reductions	(9,890,142)
Total expenses after reductions		16,504,784
Net investment income (loss)		36,709,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,851,769
Fidelity Central Funds	(5,360)
Other affiliated issuers	3,554,293
Foreign currency transactions	127,089
Futures contracts	133,294
Total net realized gain (loss)		82,661,085
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(144,528,407)
Affiliated issuers	(4,791,099)
Assets and liabilities in foreign currencies	(989)
Futures contracts	(167,073)
Total change in net unrealized appreciation (depreciation)		(149,487,568)
Net gain (loss)		(66,826,483)
Net increase (decrease) in net assets resulting from operations		$(30,116,525)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,709,958	$61,869,587
Net realized gain (loss)	82,661,085	378,717,385
Change in net unrealized appreciation (depreciation)	(149,487,568)	(203,573,605)
Net increase (decrease) in net assets resulting from operations	(30,116,525)	237,013,367
Distributions to shareholders	–	(805,620,345)
Share transactions
Proceeds from sales of shares	343,823,259	2,475,758,767
Reinvestment of distributions	–	803,532,856
Cost of shares redeemed	(688,450,363)	(2,132,255,365)
Net increase (decrease) in net assets resulting from share transactions	(344,627,104)	1,147,036,258
Total increase (decrease) in net assets	(374,743,629)	578,429,280
Net Assets
Beginning of period	8,081,561,593	7,503,132,313
End of period	$7,706,817,964	$8,081,561,593
Other Information
Shares
Sold	25,109,817	175,003,000
Issued in reinvestment of distributions	–	64,550,159
Redeemed	(50,383,705)	(150,975,250)
Net increase (decrease)	(25,273,888)	88,577,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$14.86	$14.19	$11.12	$13.66	$14.12
Income from Investment Operations
Net investment income (loss)B	.06	.11	.08	.05	.04	.03
Net realized and unrealized gain (loss)	(.11)	.11	1.88	3.29	(1.78)	.64
Total from investment operations	(.05)	.22	1.96	3.34	(1.74)	.67
Distributions from net investment income	–	(.11)	(.07)	(.04)	(.03)	(.03)
Distributions from net realized gain	–	(1.35)	(1.22)	(.22)	(.77)	(1.11)
Total distributions	–	(1.46)	(1.29)	(.27)C	(.80)	(1.13)D
Net asset value, end of period	$13.57	$13.62	$14.86	$14.19	$11.12	$13.66
Total ReturnE,F	(.37)%	2.64%	14.04%	30.11%	(13.45)%	5.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.73%	.85%	.87%	.72%	.62%
Expenses net of fee waivers, if any	.42%I	.48%	.60%	.62%	.46%	.37%
Expenses net of all reductions	.42%I	.48%	.60%	.62%	.46%	.37%
Net investment income (loss)	.93%I	.77%	.53%	.37%	.28%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$7,706,818	$8,081,562	$7,503,132	$7,048,707	$6,718,287	$7,202,333
Portfolio turnover rateJ	55%I	82%	75%	82%	71%	54%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.224 per share.

 D Total distributions of $1.13 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $1.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $99,747 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,658,626,123
Gross unrealized depreciation	(722,059,365)
Net unrealized appreciation (depreciation)	$936,566,758
Tax cost	$7,060,883,944

The Fund elected to defer to its next fiscal year approximately $61,715,443 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,108,261,397 and $2,420,778,542, respectively.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed 13,396,695 shares of AB Discovery Value Fund Advisor Class in exchange for investments and cash with a value of $324,601,918. The Fund had a net realized gain of $5,799,071 on the Fund's redemptions of AB Discovery Value Fund Advisor Class shares. The Fund recognized gains on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), LLC, Boston Partners Global Investors, Inc., Fisher Investments, Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, Rice Hall James & Associates, LLC, Victory Capital Management, Inc., Mellon Investments Corporation (through May 2, 2019) and Voya Investment Management Co., LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (FIAM)(an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

During September 2019, the agreement with Mellon Investments Corporation was not renewed.

Effective after the close of business on October 15, 2019, Fisher Investments did not provide investment advisory services for any portion of the Fund's assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,364 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $116,019.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,775 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $9,890,142.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity SAI Real Estate Index Fund	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.42%	$1,000.00	$996.30	$2.11
Hypothetical-C		$1,000.00	$1,023.03	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

SMC-SANN-1019
1.912859.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019